UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4984

AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Address of principal executive offices)-(Zip code)

GENE L. NEEDLES, JR., PRESIDENT

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: June 30, 2021

Date of reporting period: December 31, 2020

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

American Beacon®
FUNDS

2020 SEMI-ANNUAL REPORT

December 31, 2020

ARK TRANSFORMATIONAL INNOVATION FUND

As of January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports are no longer sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports are made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by going to www.americanbeaconfunds.com and clicking on ''Quick Links'' and then ''Register for E-Delivery.''

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-658-5811, option 1, or you may directly inform your financial intermediary of your wish. A notice that will be mailed to you each time a report is posted will also include instructions for informing the Fund that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the American Beacon Funds Complex or your financial intermediary, as applicable.

About American Beacon Advisors

Since 1986, American Beacon Advisors, Inc. has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

ARK TRANSFORMATIONAL INNOVATION FUND

Because the Fund may invest in fewer issuers than a more diversified portfolio, the fluctuating value of a single holding may have a greater effect on the value of the Fund. Companies that the sub-advisor believes are capitalizing on disruptive innovation and developing technologies to displace older technologies or create new markets may not in fact do so. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. To the extent the Fund invests more heavily in particular sectors, its performance will be sensitive to factors affecting those sectors. Information Technology sector companies may face intense competition and rapid product obsolescence, have limited product lines, markets, financial resources or personnel, and lose patent, copyright and trademark protections. Investing in Health Care sector companies involves risk due to government regulations, product litigation, competitive forces, and loss of patent protection. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions, and, therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	December 31, 2020

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

For much of this reporting period, headlines pertaining to the COVID-19 pandemic and the U.S. presidential election dominated the 24-hour news cycle. Chances are, the media coverage about these ongoing headwinds – including sickness and death, healthcare insurance and vaccines, unemployment and underemployment, food and housing insecurities, civil unrest and disobedience, and the transition of government leadership – has left you feeling adrift and fearful.

During such uncertainty, we recognize that fear of loss can be a powerful emotion, leading many investors to make short-term decisions subject to a variety of potential error-leading biases. Unfortunately, short-term investment decisions may capsize future plans. We encourage investors to remain focused on the horizon by working with financial professionals to make thoughtful adjustments based on changing needs and long-term financial goals.

Our three Ds – direction, discipline and diversification – may help you navigate this conversation.

▶

Direction: Achieving your long-term financial goals requires an individualized plan of action. You may want your plan to provide some measure of protection against periods of geopolitical turmoil, economic uncertainty, market volatility and job insecurity. Your plan should be reviewed annually and be adjusted in the event your long-range needs change.

▶

Discipline: Long-term, systematic participation in an investment portfolio requires your resolution to maintain your bearing. Spending time in the market – rather than trying to time the market – may place you in a better position to reach your long-term financial goals.

▶

Diversification: By investing in different investment styles and asset classes, you may be able to help mitigate financial risks across your investment portfolio. By allocating your investment portfolio according to your risk-tolerance level, you may be better positioned to weather storms and achieve your long-term financial goals.

Since 1986, American Beacon has endeavored to provide investors with a disciplined approach to realizing long-term financial goals. As a manager of managers, we strive to provide investment products that may enable investors to participate during market upswings while potentially insulating against market downswings. The investment teams behind our mutual funds seek to produce consistent, long-term results rather than focus only on short-term movements in the markets. In managing our investment products, we emphasize identifying opportunities that offer the potential for long-term rewards.

Thank you for continuing to stay the course with American Beacon. For additional information about our investment products or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.

President

American Beacon Funds

1

American Beacon ARK Transformational Innovation FundSM

Performance Overview

December 31, 2020 (Unaudited)

The Investor Class of the American Beacon ARK Transformational Innovation Fund (the “Fund”) returned 71.24% for the six-month period ended December 31, 2020. The Fund outperformed the S&P 500 Index (the “Index”) return of 22.16% for the period.

Total Returns for the Period ended December 31, 2020

	Ticker	6 Months*	1 Year	3 Year	Since Inception 01/27/2017
R5 Class** (1,4,6)	ADNIX	71.52%	147.97%	47.15%	53.38%
Y Class (1,6)	ADNYX	71.45%	147.74%	47.02%	53.23%
Investor Class (1,6)	ADNPX	71.24%	147.17%	46.64%	52.83%
A Class without Sales Charge (1,2,3,6)	ADNAX	71.20%	146.99%	46.79%	53.09%
A Class with Sales Charge (1,2,3,6)	ADNAX	61.36%	132.83%	43.92%	50.80%
C Class without Sales Charge (1,2,3,6)	ADNCX	70.57%	145.19%	46.06%	52.51%
C Class with Sales Charge (1,2,3,6)	ADNCX	69.57%	144.19%	46.06%	52.51%
R6 Class (1,4,6)	ADNRX	71.17%	147.46%	47.05%	53.30%

S&P 500 Index (5)		22.16%	18.40%	14.18%	15.61%

*	Not Annualized.
**	Prior to February 28, 2020, the R5 Class was known as Institutional Class.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of the date indicated and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. Please note that the recent performance of the securities market has helped produce short-term returns that are not typical and may not continue in the future. A portion of the fees charged to each Class of the Fund has been waived since Fund inception. Performance prior to waiving fees was lower than the actual returns shown since inception. The strategy employed by the Fund’s sub-advisor has the potential for more volatility than broad market averages, which may result in significant fluctuations in the Fund’s short-term returns, both positive and negative.

2.	A Class shares have a maximum sales charge of 5.75%. The maximum contingent deferred sales charge for the C Class is 1.00% for shares redeemed within one year of the date of purchase.

3.

Fund performance for the three-year and since inception periods represents the total returns achieved by the Investor Class from 1/27/17 up to 1/2/19, the inception date of the A and C Classes. Expenses of the Investor Class are lower than those of the A and C Classes. As a result, total returns shown may be lower than they would have been had the A and C Classes been in existence since 1/27/17. A portion of fees charged to the Investor Class of the Fund has been waived since Investor Class inception (1/27/17). Performance prior to waiving fees was lower than actual returns shown.

4.

Fund performance for the one-year, three-year and since inception periods represents the total returns achieved by the R5 Class from 1/27/17 up to 10/28/20, the inception date of the R6 Class. Expenses of the R5 Class are lower than those of the R6 Class. As a result, total returns shown may be lower than they would have been had the R6 Class been in existence since 1/27/17. A portion of fees charged to the R5 Class of the Fund has been waived since R5 Class inception (1/27/17). Performance prior to waiving fees was lower than actual returns shown.

5.

The S&P 500 Index is an unmanaged index of common stocks publicly traded in the United States. The S&P 500 Index is a product of S&P Dow Jones Indices LLC, a division of S&P Global or its affiliates (“SPDJI”) and has been licensed for use by American Beacon Advisors. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”). Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The American Beacon ARK Transformational Innovation Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions or interruptions of the S&P 500 Index. One cannot directly invest in an index.

6.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the R5, Y, Investor, A, C and R6 Class shares were 1.25%, 1.27%, 1.53%, 1.67%, 2.32%, and 1.24%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund’s outperformance for the period was attributable to holdings primarily in the Consumer Discretionary and Health Care sectors. Among the contributors in the Consumer Discretionary sector was a large position in Tesla, Inc. (up 226.5%), which benefited from Standard and Poor’s adding it to the S&P 500 Index in December. Tesla also released a beta version of its “Full Self Driving” software update – a key building block on the road to 100% autonomous driving – to Autopilot users, and it began selling Model Ys made in China at a competitive price point and remained the top selling electric vehicle brand in China as of November. Securities within the

2

American Beacon ARK Transformational Innovation FundSM

Performance Overview

December 31, 2020 (Unaudited)

Health Care sector that contributed to performance include CRISPR Therapeutics AG Corp. (up 106.2%), Twist Bioscience, Inc. (up 186.3%), and Editas Medicine, Inc. (up 133.1%). In the Financials sector, a position in LendingTree Inc., (down 4.7%) detracted from performance.

From a sector allocation standpoint, an overweight in Health Care and an underweight in Industrials detracted from relative performance. Conversely, a null allocation to the Energy sector, the worst performing sector in the Index, contributed to relative performance.

The sub-advisor will continue to focus on thematic investing in disruptive innovation with the potential for excess returns.

3

American Beacon ARK Transformational Innovation FundSM

Performance Overview

December 31, 2020 (Unaudited)

Top Ten Holdings (% Net Assets)
Tesla, Inc.		10.5
Roku, Inc.		6.4
Square, Inc., Class A		5.3
Teladoc Health, Inc.		4.0
CRISPR Therapeutics AG		3.5
Invitae Corp.		3.4
Slack Technologies, Inc., Class A		3.4
Zillow Group, Inc., Class C		3.1
Spotify Technology S.A.		2.5
Pinterest, Inc., Class A		2.5

Total Fund Holdings	55

Industry Allocation (% of Investments)
Biotechnology		18.4
Software		15.5
Entertainment		11.9
IT Services		11.3
Automobiles		11.1
Interactive Media & Services		9.7
Life Sciences Tools & Services		4.3
Health Care Technology		4.3
Technology Hardware, Storage & Peripherals		2.8
Semiconductors & Semiconductor Equipment		2.8
Consumer Finance		2.0
Machinery		1.8
Capital Markets		1.6
Real Estate Management & Development		1.2
Diversified Telecommunication Services		0.9
Health Care Equipment & Supplies		0.4

4

American Beacon FundsSM

Expense Examples

December 31, 2020 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from July 1, 2020 through December 31, 2020.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by

$1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and R5 Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Funds with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and R5 Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Funds, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

5

American Beacon ARK Transformational Innovation FundSM

Expense Examples

December 31, 2020 (Unaudited)

American Beacon ARK Transformational Innovation Fund

	Beginning Account Value 7/1/2020	Ending Account Value 12/31/2020	Expenses Paid During Period 7/1/2020-12/31/2020*
R5 Class
Actual	$1,000.00	$1,715.20	$6.84
Hypothetical**	$1,000.00	$1,020.16	$5.09
Y Class
Actual	$1,000.00	$1,714.50	$7.46
Hypothetical**	$1,000.00	$1,019.71	$5.55
Investor Class
Actual	$1,000.00	$1,712.40	$9.23
Hypothetical**	$1,000.00	$1,018.40	$6.87
A Class
Actual	$1,000.00	$1,712.00	$9.57
Hypothetical**	$1,000.00	$1,018.15	$7.12
C Class
Actual	$1,000.00	$1,705.70	$14.59
Hypothetical**	$1,000.00	$1,014.42	$10.87
R6 Class***
Actual	$1,000.00	$1,294.60	$1.89
Hypothetical**	$1,000.00	$1,020.47	$4.79

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 1.00%, 1.09%, 1.35%, 1.40%, 2.14% and 0.94% for the R5, Y, Investor, A, C, and R6 Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.
***

The R6 Class commenced operations on October 29, 2020. Expenses are equal to the fund’s annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (64), then divided by the number of days in the year (365) to reflect the period. The Ending Account Value is derived from the fund’s share class actual return since inception. The Hypothetical 5% Annual Return information reflects the (184) day period for the six months ended December 31, 2020 to allow for comparability.

6

American Beacon ARK Transformational Innovation FundSM

Schedule of Investments

December 31, 2020 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 94.38%

Communication Services - 21.22%

Diversified Telecommunication Services - 0.88%
Iridium Communications, Inc.A	247,027	$9,714,337

Entertainment - 11.23%
HUYA, Inc., ADRA B	231,201	4,607,836
Netflix, Inc.A	1,894	1,024,143
Nintendo Co., Ltd., ADR	146,706	11,812,767
Roku, Inc.A	212,757	70,639,579
Sea Ltd., ADRA	44,401	8,838,019
Spotify Technology S.A.A	87,279	27,463,210

		124,385,554

Interactive Media & Services - 9.11%
Baidu, Inc., Sponsored ADRA	98,998	21,407,327
Facebook, Inc., Class AA	26,785	7,316,591
Pinterest, Inc., Class AA	413,573	27,254,461
Tencent Holdings Ltd., ADR	140,254	10,082,860
Zillow Group, Inc., Class CA B	268,778	34,887,384

		100,948,623

Total Communication Services		235,048,514

Consumer Discretionary - 10.49%

Automobiles - 10.49%
Tesla, Inc.A	164,705	116,227,377

Financials - 3.42%

Capital Markets - 1.49%
Intercontinental Exchange, Inc.	142,630	16,443,813

Consumer Finance - 1.93%
LendingClub Corp.A	183,369	1,936,377
LendingTree, Inc.A B	71,107	19,468,385

		21,404,762

Total Financials		37,848,575

Health Care - 25.85%

Biotechnology - 17.41%
Cellectis S.A., ADRA	12,046	325,965
CRISPR Therapeutics AGA B	251,036	38,436,122
Editas Medicine, Inc.A B	354,624	24,862,689
Exact Sciences Corp.A	149,712	19,835,343
Intellia Therapeutics, Inc.A	158,149	8,603,306
Invitae Corp.A B	906,925	37,918,534
Iovance Biotherapeutics, Inc.A	466,145	21,629,128
Organovo Holdings, Inc.A B	3,528	43,394
Seres Therapeutics, Inc.A B	364,443	8,928,853
Syros Pharmaceuticals, Inc.A	186,593	2,024,534
Twist Bioscience Corp.A	139,968	19,776,079
Veracyte, Inc.A B	215,076	10,525,819

		192,909,766

Health Care Equipment & Supplies - 0.39%
Cerus Corp.A	616,222	4,264,256

Health Care Technology - 4.02%
Teladoc Health, Inc.A B	222,463	44,483,702

See accompanying notes

7

American Beacon ARK Transformational Innovation FundSM

Schedule of Investments

December 31, 2020 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 94.38% (continued)

Health Care - 25.85% (continued)

Life Sciences Tools & Services - 4.03%
Compugen Ltd.A	219,844	$2,662,311
Illumina, Inc.A	50,585	18,716,450
NanoString Technologies, Inc.A	188,127	12,581,934
Pacific Biosciences of California, Inc.A	413,947	10,737,785

		44,698,480

Total Health Care		286,356,204

Industrials - 1.71%

Machinery - 1.71%
Proto Labs, Inc.A	123,890	19,004,726

Information Technology - 30.53%

IT Services - 10.69%
PayPal Holdings, Inc.A	85,985	20,137,687
Shopify, Inc., Class AA	15,307	17,326,759
Square, Inc., Class AA	269,989	58,760,406
Twilio, Inc., Class AA	65,409	22,140,946

		118,365,798

Semiconductors & Semiconductor Equipment - 2.62%
NVIDIA Corp.	6,949	3,628,768
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	179,479	19,570,390
Xilinx, Inc.	41,212	5,842,625

		29,041,783

Software - 14.60%
2U, Inc.A B	540,027	21,606,480
DocuSign, Inc.A	85,716	19,054,667
Materialise N.V., ADRA B	75,126	4,072,581
PagerDuty, Inc.A B	492,818	20,550,511
Slack Technologies, Inc., Class AA	891,262	37,646,907
Splunk, Inc.A	74,416	12,642,534
Synopsys, Inc.A	32,822	8,508,775
Unity Software, Inc.A B	84,900	13,029,603
Zoom Video Communications, Inc., Class AA	44,249	14,926,073
Zscaler Inc.A	48,761	9,738,059

		161,776,190

Technology Hardware, Storage & Peripherals - 2.62%
Pure Storage, Inc., Class AA	1,097,116	24,805,793
Stratasys Ltd.A	205,628	4,260,612

		29,066,405

Total Information Technology		338,250,176

Real Estate - 1.16%

Real Estate Management & Development - 1.16%
KE Holdings, Inc., ADRA	209,285	12,879,399

Total Common Stocks (Cost $623,543,349)		1,045,614,971

SHORT-TERM INVESTMENTS - 5.96% (Cost $66,095,812)

Investment Companies - 5.96%
American Beacon U.S. Government Money Market Select Fund, 0.01%C D	66,095,812	66,095,812

See accompanying notes

8

American Beacon ARK Transformational Innovation FundSM

Schedule of Investments

December 31, 2020 (Unaudited)

	Shares	Fair Value

SECURITIES LENDING COLLATERAL - 4.56% (Cost $50,484,789)

Investment Companies - 4.56%
American Beacon U.S. Government Money Market Select Fund, 0.01%C D	50,484,789	$50,484,789

TOTAL INVESTMENTS - 104.90% (Cost $740,123,950)		1,162,195,572
LIABILITIES, NET OF OTHER ASSETS - (4.90%)		(54,284,908)

TOTAL NET ASSETS - 100.00%		$1,107,910,664

Percentages are stated as a percent of net assets.

A Non-income producing security.

B All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at December 31, 2020 (Note 8).

C The Fund is affiliated by having the same investment advisor.

D 7-day yield.

ADR - American Depositary Receipt.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of December 31, 2020, the investments were classified as described below:

ARK Transformational Innovation Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$1,045,614,971	$-	$-	$1,045,614,971
Short-Term Investments	66,095,812	-	-	66,095,812
Securities Lending Collateral	50,484,789	-	-	50,484,789

Total Investments in Securities - Assets	$1,162,195,572	$-	$-	$1,162,195,572

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended December 31, 2020, there were no transfers into or out of Level 3.

See accompanying notes

9

American Beacon ARK Transformational Innovation FundSM

Statement of Assets and Liabilities

December 31, 2020 (Unaudited)

Assets:
Investments in unaffiliated securities, at fair value†§	$1,045,614,971
Investments in affiliated securities, at fair value‡	116,580,601
Dividends and interest receivable	63,274
Receivable for fund shares sold	9,465,888
Receivable for tax reclaims	602
Prepaid expenses	266,831

Total assets	1,171,992,167

Liabilities:
Payable for investments purchased	10,485,443
Payable for fund shares redeemed	2,057,004
Payable for expense recoupment (Note 2)	48,550
Management and sub-advisory fees payable (Note 2)	768,839
Service fees payable (Note 2)	146,718
Transfer agent fees payable (Note 2)	49,896
Payable upon return of securities loaned (Note 8)§	50,484,789
Custody and fund accounting fees payable	3,694
Professional fees payable	36,570

Total liabilities	64,081,503

Net assets	$1,107,910,664

Analysis of net assets:
Paid-in-capital	$680,648,307
Total distributable earnings (deficits)A	427,262,357

Net assets	$1,107,910,664

Shares outstanding at no par value (unlimited shares authorized):
R5 Class	415,656

Y Class	14,173,922

Investor Class	6,972,949

A Class	1,461,153

C Class	815,371

R6 ClassB	29,745

Net assets:
R5 Class	$19,453,354

Y Class	$660,740,286

Investor Class	$321,757,307

A Class	$67,447,047

C Class	$37,123,080

R6 ClassB	$1,389,590

Net asset value, offering and redemption price per share:
R5 Class	$46.80

Y Class	$46.62

Investor Class	$46.14

A Class	$46.16

A Class (offering price)	$48.98

C Class	$45.53

R6 ClassB	$46.72

† Cost of investments in unaffiliated securities	$623,543,349
‡ Cost of investments in affiliated securities	$116,580,601
§ Fair value of securities on loan	$174,341,766

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

B The R6 Class became effective on October 28, 2020 and commenced operations on October 29, 2020 (Note 1).

See accompanying notes

10

American Beacon ARK Transformational Innovation FundSM

Statement of Operations

For the period ended December 31, 2020 (Unaudited)

Investment income:
Dividend income from unaffiliated securities (net of foreign taxes)†	$300,009	A
Dividend income from affiliated securities (Note 2)	2,242
Income derived from securities lending (Note 8)	252,825

Total investment income	555,076

Expenses:
Management and sub-advisory fees (Note 2)	3,015,607
Transfer agent fees:
R5 Class (Note 2)	2,453
Y Class (Note 2)	190,286
Investor Class	1,917
A Class	217
C Class	81
R6 ClassB	392
Custody and fund accounting fees	32,421
Professional fees	34,087
Registration fees and expenses	71,059
Service fees (Note 2):
Investor Class	313,407
A Class	33,794
C Class	13,865
Distribution fees (Note 2):
A Class	52,837
C Class	125,347
Prospectus and shareholder report expenses	20,234
Trustee fees (Note 2)	10,847
Loan expense (Note 9)	985
Other expenses	139,097

Total expenses	4,058,933

Net fees waived and expenses (reimbursed) (Note 2)	(17,149)

Net expenses	4,041,784

Net investment (loss)	(3,486,708)

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securitiesC	11,706,834
Change in net unrealized appreciation of:
Investments in unaffiliated securitiesD	337,972,226
Foreign currency transactions	49

Net gain from investments	349,679,109

Net increase in net assets resulting from operations	$346,192,401

† Foreign taxes	$26,565

A Includes significant dividends of $182,980.

B The R6 Class became effective on October 28, 2020 and commenced operations on October 29, 2020 (Note 1).

C The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.

D The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at year end.

See accompanying notes

11

American Beacon ARK Transformational Innovation FundSM

Statement of Changes in Net Assets

	Six Months Ended December 31, 2020	Year Ended June 30, 2020
	(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment (loss)	$(3,486,708)	$(1,024,575)
Net realized gain from investments in unaffiliated securities	11,706,834	3,476,892
Change in net unrealized appreciation of investments in unaffiliated securities, and foreign currency transactions	337,972,275	79,013,995

Net increase in net assets resulting from operations	346,192,401	81,466,312

Distributions to shareholders:
Total retained earnings:
R5 ClassA	(93,934)	(134,305)
Y Class	(2,937,105)	(1,391,035)
Investor Class	(1,190,082)	(319,336)
A Class	(224,521)	(205,755)
C Class	(127,606)	(94,357)
R6 ClassB	(7,017)	–

Net distributions to shareholders	(4,580,265)	(2,144,788)

Capital share transactions (Note 10):
Proceeds from sales of shares	620,857,249	262,403,322
Reinvestment of dividends and distributions	4,551,536	2,143,123
Cost of shares redeemed	(195,926,786)	(57,256,735)

Net increase in net assets from capital share transactions	429,481,999	207,289,710

Net increase in net assets	771,094,135	286,611,234

Net assets:
Beginning of period	336,816,529	50,205,295

End of period	$1,107,910,664	$336,816,529

A Formerly known as Institutional Class. B The R6 Class became effective on October 28, 2020 and commenced operations on October 29, 2020 (Note 1).

See accompanying notes

12

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2020 (Unaudited)

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified, open-end management investment company. As of December 31, 2020, the Trust consists of twenty-eight active series, one of which is presented in this filing: American Beacon ARK Transformational Innovation Fund (the “Fund”). The remaining twenty-seven active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-04, which provides optional expedients and exceptions for contracts, hedging relationships and other transactions affected by the transitioning away from the London Interbank Offered Rate (“LIBOR”) and other reference rates that are expected to be discontinued. The amendments in this Update are effective for all entities as of March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of these changes on the financial statements.

Class Disclosure

On October 28, 2020, The Fund created the R6 Class, a new class made available for sale to provide third party intermediaries an investment option for the large 401(K) plans that does not charge 12b-1 or sub-transfer agency fees pursuant to the Fund’s registration statement filed with the United States Securities and Exchange Commission (“SEC”).

The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

R6 Class	Large institutional retirement plan investors—sold through retirement plan sponsors.	None

13

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2020 (Unaudited)

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Fund in preparation of the financial statements. The Fund is considered an investment company and accordingly, follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined based on specific lot identification.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses, and purchases and sales of investments are translated into U.S. dollars at the rate of the exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses on the Fund’s Statement of Operations.

Distributions to Shareholders

The Fund distributes most or all of its net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income and distributions of realized net capital gains and net gains from foreign currency transactions on an annual basis. The Fund does not have a fixed dividend rate and does not guarantee that it will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Fund may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Fund has established brokerage commission recapture arrangements with certain brokers or dealers. If the Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gain (loss) in the Fund’s Statement of Operations, if applicable.

14

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2020 (Unaudited)

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income, realized and unrealized gains and losses from investments of the Fund is allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Fund. Expenses directly charged or attributable to the Fund will be paid from the assets of the Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Fund on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Fund or nature of the services performed and relative applicability to the Fund.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.  Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Fund and the Manager are parties to a Management Agreement that obligates the Manager to provide the Fund with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of the Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the Fund, and the Manager have entered into Investment Advisory Agreement with ARK Investment Management LLC (the “Sub-Advisor”) pursuant to which the Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Fund’s average daily net assets according to the following schedule:

First $5 billion	0.55%
Next $5 billion	0.525%
Next $10 billion	0.50%
Over $20 billion	0.475%

The Management and Sub-Advisory Fees paid by the Fund for the period ended December 31, 2020 were as follows:

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$1,189,894
Sub-Advisor Fees	0.55%	1,825,713

Total	0.90%	$3,015,607

15

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2020 (Unaudited)

As compensation for services provided by the Manager in connection with securities lending activities conducted by the Fund, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee of 10% of the net monthly interest income (the gross interest income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers, a fee of 10% of such loan fees. Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. These fees are included in “Income derived from securities lending” and “Management and investment advisory fees” on the Statement of Operations. During the period ended December 31, 2020, the Manager received securities lending fees of $35,996 for the securities lending activities of the Fund.

Distribution Plans

The Fund, except for the A and C Classes of the Fund, has adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees may be charged to the Fund for distribution purposes. However, the Plan authorizes the management fee received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Fund does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Fund. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into a Service Plan that obligates the Manager to oversee additional shareholder servicing of the Investor, A, and C Classes of the Fund. As compensation for performing the duties required under the Service Plan, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes, and up to 0.375% of the average daily net assets of the Investor Class of the Fund.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Fund and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of its customers who hold positions in the Fund. Certain services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Fund’s transfer agent. Accordingly, the Fund, pursuant to Board approval, has agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the period ended December 31, 2020, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statement of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
ARK Transformational Innovation	$187,107

16

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2020 (Unaudited)

As of December 31, 2020, the Fund owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statement of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
ARK Transformational Innovation	$49,896

Investments in Affiliated Funds

The Fund may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Fund in connection with securities lending may also be invested in the USG Select Fund. The Fund listed below held the following shares with a December 31, 2020 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	December 31, 2020 Shares/Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	December 31, 2020 Shares/ Fair Value
U.S. Government Money Market Select	Direct	ARK Transformational Innovation	$66,095,812	$-	$-	$2,242	$66,095,812
U.S. Government Money Market Select	Securities Lending	ARK Transformational Innovation	50,484,789	-	-	N/A	50,484,789

The Fund and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended December 31, 2020, the Manager earned fees on the Fund’s direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral Investments in USG Select Fund	Total
ARK Transformational Innovation	$18,540	$10,510	$29,050

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. When a fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended December 31, 2020, the Fund did not utilize the credit facility.

17

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2020 (Unaudited)

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Fund to the extent that total operating expenses exceed the Fund’s expense cap. During the period ended December 31, 2020, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap					Expiration of Reimbursed Expenses
Fund	Class	7/1/2020 - 10/31/2020	11/1/2020 - 12/31/2020	Reimbursed Expenses	(Recouped) Expenses
ARK Transformational Innovation	R5	0.99%	0.99%	$462	$(479	)**	2023-2024
ARK Transformational Innovation	Y	1.09%	1.08%	-	(80,157	)**	2023-2024
ARK Transformational Innovation	Investor	1.37%	1.32%	8,253	(27,104	)**	2023-2024
ARK Transformational Innovation	A	1.39%	1.39%	8,034	(13,384	)**	2023-2024
ARK Transformational Innovation	C	2.14%	2.12%	–	(8,304	)**	2023-2024
ARK Transformational Innovation	R6*	N/A	0.94%	400	–		2023-2024

* Class launched on October 28, 2020 and commenced operations on October 29, 2020 (Note 1).

** These amounts represent Recouped Expenses from prior fiscal years and are reflected in Total Expenses on the Statement of Operations.

Of these amounts, $48,550 was disclosed as a payable for expense recoupment on the Statement of Assets and Liabilities at December 31, 2020.

The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of such fee or voluntary reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Fund’s annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2023 and 2024. The Fund did not record a liability for potential reimbursement due to the current assessment that a reimbursement is uncertain. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
ARK Transformational Innovation	$107,740	$304,708	$50,459	2020-2021
ARK Transformational Innovation	13,280	239,360	-	2021-2022
ARK Transformational Innovation	8,408	160,341	-	2022-2023

Sales Commissions

The Fund’s Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of Class A sales charges from broker dealers which may be used to offset distribution related expenses. During the period ended December 31, 2020, RID collected $111,844 from the sale of Class A Shares of the Fund.

A CDSC of 0.50% will be deducted with respect to Class A Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the period ended December 31, 2020, CDSC fees of $19 were collected for the Class A Shares of the Fund.

18

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2020 (Unaudited)

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended December 31, 2020, CDSC fees of $6,162 were collected for Class C Shares of the Fund.

Trustee Fees and Expenses

Effective January 1, 2021, as compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $120,000; (2) meeting attendance fee (for attendance in person or via teleconference) of (a) $12,000 for in-person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For her service as Board Chair, Ms. Cline receives an additional annual retainer of $50,000. Although she attends several committee meetings at each quarterly Board meeting, she receives only a single $2,500 fee each quarter for her attendance at those meetings. The chairpersons of the Audit Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3.  Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

19

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2020 (Unaudited)

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Fund’s fair valuation procedures.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

20

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2020 (Unaudited)

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, and financial derivative instruments, such as futures contracts or options that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

4.  Securities and Other Investments

American Depositary Receipts

The Fund may invest in securities issued by foreign companies through ADRs and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. These securities are subject to many of the risks inherent in investing in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular ADR or foreign stock. ADRs are U.S. dollar-denominated receipts issued generally by domestic banks and represent the deposit with the bank of a security of a foreign issuer.

(‘ADRs”) and U.S. Dollar-Denominated Foreign Stocks Traded on U.S. Exchanges. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

21

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2020 (Unaudited)

Foreign Securities

The Fund may invest in securities of foreign issuers. Foreign issuers are issuers organized and doing business principally outside the United States and include corporations, banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities may be intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political or social instability, nationalization, expropriation, or confiscatory taxation); the potentially adverse effects of unavailability of public information regarding issuers, different governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce the Fund’s rights as an investor.

Other Investment Company Securities and Other Exchange-Traded Products

The Fund may invest cash balances in money market funds that are registered as investment companies under the Investment Company Act, including money market funds that are advised by the Manager or the sub-advisor. If the Fund invests in money market funds, the Fund becomes a shareholder of that investment company. As a result, Fund shareholders will bear their proportionate share of the expenses, including, for example, advisory and administrative fees, of the money market funds in which the Fund invests, such as advisory fees charged by the Manager to any applicable money market funds advised by the Manager, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. Shareholders also would be exposed to the risks associated with money market funds and the portfolio investments of such money market funds, including the risk that a money market fund’s yield will be lower than the return that the Fund would have derived from other investments that provide liquidity.

The Fund may also purchase shares of ETFs. ETFs trade like a common stock and passive ETFs usually represent a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. Typically, the Fund would purchase passive ETF shares to obtain exposure to all or a portion of the stock or bond market. As a shareholder of an ETF, the Fund would be subject to its ratable share of the ETF’s expenses, including its advisory and administration expenses.

5.  Principal Risks

Investing in the Fund may involve certain risks including, but not limited to, those described below.

Asset Selection Risk

Assets selected by the sub-advisor or the Manager for the Fund may not perform to expectations. The sub-advisor’s investment models may rely in part on data derived from third parties and may not perform as intended. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Currency Risk

The Fund may have exposure to foreign currencies by making direct investments in non-U.S. currencies or in securities denominated in non-U.S. currencies, or by purchasing or selling forward currency exchange contracts in non-U.S. currencies. Foreign currencies may decline in value relative to the U.S. dollar, or, in the case of hedging positions, the U.S. dollar may decline in value relative to the currency being hedged, and thereby affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Currency exchange rates may fluctuate significantly over

22

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2020 (Unaudited)

short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund. Currency futures, forwards, options or swaps may not always work as intended, and in specific cases, the Fund may be worse off than if it had not used such instrument(s). There may not always be suitable hedging instruments available. Even where suitable hedging instruments are available, the Fund may choose to not hedge its currency risks.

Equity Investments Risk

Equity securities are subject to investment and market risk. The Fund’s investments in equity securities may include common stocks. Investing in such securities may expose the funds to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.

Foreign Investing and Emerging Markets Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets. To the extent the Fund invests a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region. In addition, the economies and political environments of emerging market countries tend to be more unstable than those of developed countries, resulting in more volatile rates of return than the developed markets and substantially greater risk to investors. There may be very limited oversight of certain foreign banks or securities depositories that hold foreign securities and currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt. When investing in emerging markets, the risks of investing in foreign securities are heightened. Emerging markets have unique risks that are greater than, or in addition to, investing in developed markets because emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities, resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures. In addition, there may be less information available to make investment decisions and more volatile rates of return.

Market Risk

The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Equity securities generally have greater price volatility than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole. Geopolitical and other

23

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2020 (Unaudited)

events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods. Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Non-Diversification Risk

The Fund is non-diversified, which means the Fund may focus its investments in the securities of a comparatively small number of issuers. Investments in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if assets were diversified among the securities of a greater number of issuers.

Other Investment Companies Risk

The Fund may invest in shares of other registered investment companies, including money market fund that are advised by the Manager. To the extent that the Fund invest in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses, including for example advisory and administrative fees, charged by those investment companies in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those companies. For example, the Fund’s investments in money market funds are subject to interest rate risk, credit risk, and market risk. The Fund must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. To the extent the Fund invest in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, the Fund is subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject.

Recent Market Events Risk

An outbreak of infectious respiratory illness caused by a novel coronavirus, known as COVID-19, was first detected in China in December 2019 and has subsequently spread globally. The transmission of COVID-19 and efforts to contain its spread have resulted, and may continue to result, in significant disruptions to business operations, widespread business closures and layoffs, travel restrictions and closed borders, prolonged quarantines and stay-at-home orders, disruption of and delays in healthcare service preparation and delivery, service and event changes, and lower consumer demand, as well as general concern and uncertainty that has negatively affected the global economy. The impact of the COVID-19 pandemic may last for an extended period of time and may result in a sustained economic downturn or recession. The U.S. Federal Reserve and the U.S. federal government have taken numerous measures to address the economic impact of the COVID-19 pandemic and stimulate the U.S. economy. The ultimate effects of these and other efforts that may be taken may not be known for some time. The Federal Reserve has spent hundreds of billions of dollars to keep credit flowing through short-term money markets and has signaled that it plans to maintain its interventions at an elevated level. Amid these ongoing efforts, concerns about the markets’ dependence on the Federal Reserve’s provision of liquidity have grown. The U.S. government has

24

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2020 (Unaudited)

reduced the federal corporate income tax rate, and future legislative, regulatory and policy changes may result in more restrictions on international trade, less stringent prudential regulation of certain players in the financial markets, and significant new investments in infrastructure and national defense. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. A rise in protectionist trade policies, slowing global economic growth, risks associated with the United Kingdom’s departure from the European Union on January 31, 2020, commonly referred to as “Brexit,” and trade agreement negotiations during the transition period, the risks associated with ongoing trade negotiations with China, the possibility of changes to some international trade agreements, tensions or open conflict between nations, or political or economic dysfunction within some nations that are major producers of oil could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time. Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change. For example, the Fund’s investments in money market funds are subject to interest rate risk, credit risk, and market risk. The Fund must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. To the extent the Fund invests in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, the Fund is subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject.

Sector Risk

Sector risk is the risk associated with a Fund holding a significant amount of investments in similar businesses, which would be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of the equity and debt securities of companies in a particular sector of the market to change. To the extent a Fund has substantial holdings within a particular sector, the risks to a Fund associated with that sector increase.

To the extent a Fund invests significantly in the information technology sector, the value of the Fund’s shares may be particularly vulnerable to factors affecting that sector, such as a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. To the extent a Fund invests significantly in the health care sector, the value of the Fund’s shares may be particularly vulnerable to factors affecting that sector, such as government regulations and health care programs, restrictions on government reimbursement for medical expenses, increases or decreases in the cost of medical products and services and product liability claims, among other factors. The value of a Fund’s shares could experience significantly greater volatility than investment companies investing more broadly.

Securities Lending Risk

A Fund may lend its portfolio securities to brokers, dealers and financial institutions to seek income. There is a risk that a borrower may default on its obligations to return loaned securities; however, a Fund’s securities lending agent indemnifies the Fund against that risk. There is a risk that the assets of a Fund’s securities lending agent may be insufficient to satisfy any contractual indemnification requirements to the Fund. Borrowers of a Fund’s securities typically provide collateral in the form of cash that is reinvested in securities. A Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet obligations to the borrower. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a Fund’s ability to vote proxies or to settle

25

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2020 (Unaudited)

transactions and there is the risk of possible loss of rights in the collateral should the borrower fail financially. In any case in which the loaned securities are not returned to the Fund before an ex-dividend date, the payment in lieu of the dividend that the Fund receives from the securities’ borrower would not be treated as a dividend for federal income tax purposes and thus would not qualify for treatment as “qualified dividend income”.

Valuation Risk

This is the risk that the Fund has valued a security at a price different from the price at which it can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid and for securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market conditions make it difficult to value certain investments, the Fund may value these investments using more subjective methods, such as fair-value methodologies. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received if the Fund had not fair-valued the securities or had used a different valuation methodology. The value of foreign securities, certain fixed-income securities and currencies, as applicable, may be materially affected by events after the close of the markets on which they are traded, but before the Fund determines its NAV. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third-party service providers, such as pricing services or accounting agents.

Offsetting Assets and Liabilities

The Fund is a party to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Fund employs multiple money managers and counterparties and has elected not to offset qualifying financial and derivative instruments on the Statement of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, December 31, 2020.

	Remaining Contractual Maturity of the Agreements As of December 31, 2020
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$50,484,789	$-	$-	$-	$50,484,789

Total Borrowings	$50,484,789	$-	$-	$-	$50,484,789

Gross amount of recognized liabilities for securities lending transactions					$50,484,789

6.  Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended June 30, 2020 remain subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

26

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2020 (Unaudited)

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of December 31, 2020, the tax cost for the Fund and their respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
ARK Transformational Innovation	$742,834,514	$425,317,723	$(5,956,612)	$419,361,111

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Fund in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of June 30, 2020, the Fund did not have any capital loss carryforwards.

7.  Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended December 31, 2020 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
ARK Transformational Innovation	$428,246,812	$49,502,834

A summary of the Fund’s transactions in the USG Select Fund for the period ended December 31, 2020 were as follows:

Fund	Type of Transaction	June 30, 2020 Shares/Fair Value	Purchases	Sales	December 31, 2020 Shares/Fair Value
ARK Transformational Innovation	Direct	$16,973,816	$282,750,768	$233,628,772	$66,095,812
ARK Transformational Innovation	Securities Lending	12,077,937	166,065,347	127,658,495	50,484,789

8.  Securities Lending

The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

27

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2020 (Unaudited)

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments and the collateral is shown on the Statement of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of December 31, 2020, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
ARK Transformational Innovation	$174,341,766	$50,484,789	$134,076,076	$184,560,865

Cash collateral is listed on the Fund’s Schedule of Investments and is shown on the Statement of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statement of Operations.

Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments or Statement of Assets and Liabilities.

9.  Borrowing Arrangements

Effective November 12, 2020 (the “Effective Date”), the Fund, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $150 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (”OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed. Each of the Participating Funds paid a proportional amount of a closing fee of $100,000 on the Effective Date and a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 11, 2021, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

28

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2020 (Unaudited)

On the Effective Date, the Fund, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $50 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (”OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed on each outstanding loan. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 11, 2021 unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Loan expenses” on the Statement of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended December 31, 2020, the Fund did not utilize this facility.

10.  Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund:

	R5 ClassA
	Six Months Ended December 31, 2020		Year Ended June 30, 2020
	(unaudited)
ARK Transformational Innovation Fund	Shares	Amount	Shares	Amount
Shares sold	158,938	$5,867,205	211,399	$4,119,685
Reinvestment of dividends	1,904	93,934	7,013	134,305
Shares redeemed	(53,071)	(1,936,233)	(54,426)	(1,119,434)

Net increase in shares outstanding	107,771	$4,024,906	163,986	$3,134,556

	Y Class
	Six Months Ended December 31, 2020		Year Ended June 30, 2020
	(unaudited)
ARK Transformational Innovation Fund	Shares	Amount	Shares	Amount
Shares sold	9,088,772	$335,928,209	7,882,726	$165,768,592
Reinvestment of dividends	59,257	2,912,490	72,789	1,389,552
Shares redeemed	(3,049,393)	(112,520,364)	(1,650,988)	(33,215,198)

Net increase in shares outstanding	6,098,636	$226,320,335	6,304,527	$133,942,946

	Investor Class
	Six Months Ended December 31, 2020		Year Ended June 30, 2020
	(unaudited)
ARK Transformational Innovation Fund	Shares	Amount	Shares	Amount
Shares sold	6,392,596	$238,692,695	2,976,316	$65,972,944
Reinvestment of dividends	24,410	1,187,583	16,860	319,154
Shares redeemed	(2,010,800)	(73,300,480)	(932,039)	(19,565,829)

Net increase in shares outstanding	4,406,206	$166,579,798	2,061,137	$46,726,269

	A Class
	Six Months Ended December 31, 2020		Year Ended June 30, 2020
	(unaudited)
ARK Transformational Innovation Fund	Shares	Amount	Shares	Amount
Shares sold	737,448	$27,212,978	779,816	$16,042,273
Reinvestment of dividends	4,604	224,082	10,864	205,755
Shares redeemed	(145,643)	(5,242,383)	(121,725)	(2,378,018)

Net increase in shares outstanding	596,409	$22,194,677	668,955	$13,870,010

29

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2020 (Unaudited)

	C Class
	Six Months Ended December 31, 2020		Year Ended June 30, 2020
	(unaudited)
ARK Transformational Innovation Fund	Shares	Amount	Shares	Amount
Shares sold	324,417	$11,767,032	507,395	$10,499,828
Reinvestment of dividends	2,633	126,430	5,014	94,357
Shares redeemed	(74,072)	(2,808,323)	(47,542)	(978,256)

Net increase in shares outstanding	252,978	$9,085,139	464,867	$9,615,929

	R6 ClassB
	October 28, 2020 to December 31, 2020
	(unaudited)
ARK Transformational Innovation Fund	Shares	Amount
Shares sold	32,025	$1,389,130
Reinvestment of dividends	143	7,017
Shares redeemed	(2,423)	(119,003)

Net increase in shares outstanding	29,745	$1,277,144

A Formerly known as Institutional Class.

B Class launched on October 28, 2020 and commenced operations on October 29, 2020 (Note 1).

11.  Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

30

American Beacon ARK Transformational Innovation FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended December 31,		Year Ended June 30,				January 27, 2017B to June 30,
	2020		2020		2019	2018	2017

	(unaudited)
Net asset value, beginning of period	$27.41		$18.59		$18.60	$12.87	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.06	)D	(0.16	)C J	(0.29)	0.06	(0.03)
Net gains on investments (both realized and unrealized)	19.68		9.60		1.24	6.25	2.90

Total income (loss) from investment operations	19.62		9.44		0.95	6.31	2.87

Less distributions:
Dividends from net investment income	(0.07)		(0.03)		–	(0.09)	–
Distributions from net realized gains	(0.16)		(0.59)		(0.96)	(0.49)	–

Total distributions	(0.23)		(0.62)		(0.96)	(0.58)	–

Net asset value, end of period	$46.80		$27.41		$18.59	$18.60	$12.87

Total returnE	71.52	%F	52.22%		6.55%	49.76%	28.70	%F

Ratios and supplemental data:
Net assets, end of period	$19,453,354		$8,438,698		$2,674,638	$7,650,448	$3,603,636
Ratios to average net assets:
Expenses, before reimbursements or recoupments	1.04	%G	1.24%		1.74%	4.74%	10.29	%G
Expenses, net of reimbursements or recoupmentsH	1.00	%G	1.00%		1.00%	1.02%	0.99	%G
Net investment (loss), before expense reimbursements or recoupments	(0.87	)%G	(1.04)%		(1.42)%	(3.59)%	(10.01	)%G
Net investment income (loss), net of reimbursements or recoupments	(0.83	)%G	(0.80)%		(0.68)%	0.14%	(0.70	)%G
Portfolio turnover rate	8	%F	28%		63%	59%	28	%I

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	Commencement of operations.
C	Per share amounts have been calculated using the average shares method.
D	Net investment income includes significant dividend payment from Taiwan Semiconductor amounting to $0.0022.
E

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

F	Not annualized.
G	Annualized.
H	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses.
I	Portfolio turnover rate is for the period from January 27, 2017 through June 30, 2017 and is not annualized.
J	Net investment income includes a significant dividend payment from Xilinx, Inc. amounting to $0.0021.

See accompanying notes

31

American Beacon ARK Transformational Innovation FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended December 31,		Year Ended June 30,					January 27, 2017A to June 30,
	2020		2020		2019	2018		2017

	(unaudited)
Net asset value, beginning of period	$27.31		$18.54		$18.57	$12.87		$10.00

Income (loss) from investment operations:
Net investment (loss)	(0.09	)B	(0.19	)I C	(0.06)	(0.02	)C	(0.03)
Net gains on investments (both realized and unrealized)	19.62		9.58		0.99	6.30		2.90

Total income (loss) from investment operations	19.53		9.39		0.93	6.28		2.87

Less distributions:
Dividends from net investment income	(0.06)		(0.03)		–	(0.09)		–
Distributions from net realized gains	(0.16)		(0.59)		(0.96)	(0.49)		–

Total distributions	(0.22)		(0.62)		(0.96)	(0.58)		–

Net asset value, end of period	$46.62		$27.31		$18.54	$18.57		$12.87

Total returnD	71.45	%E	52.09%		6.45%	49.52%		28.70	%E

Ratios and supplemental data:
Net assets, end of period	$660,740,286		$220,504,263		$32,822,832	$9,887,450		$153,410
Ratios to average net assets:
Expenses, before reimbursements or recoupments	1.09	%F	1.26%		1.94%	4.84%		14.30	%F
Expenses, net of reimbursements or recoupmentsG	1.09	%F	1.10%		1.10%	1.12%		1.09	%F
Net investment (loss), before expense reimbursements or recoupments	(0.93	)%F	(1.08)%		(1.62)%	(3.85)%		(14.01	)%F
Net investment (loss), net of reimbursements or recoupments	(0.93	)%F	(0.92)%		(0.78)%	(0.13)%		(0.81	)%F
Portfolio turnover rate	8	%E	28%		63%	59%		28	%H

A	Commencement of operations.
B	Net investment income includes significant dividend payment from Taiwan Semiconductor amounting to $0.0026.
C	Per share amounts have been calculated using the average shares method.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
G	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses.
H	Portfolio turnover rate is for the period from January 27, 2017 through June 30, 2017 and is not annualized.
I	Net investment income includes a significant dividend payment from Xilinx, Inc. amounting to $0.0042.

See accompanying notes

32

American Beacon ARK Transformational Innovation FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended December 31,		Year Ended June 30,					January 27, 2017A to June 30,
	2020		2020		2019	2018		2017

	(unaudited)
Net asset value, beginning of period	$27.05		$18.42		$18.51	$12.85		$10.00

Income (loss) from investment operations:
Net investment (loss)	(0.06	)C	(0.25	)I B	(0.17)	(0.06	)B	(0.02)
Net gains on investments (both realized and unrealized)	19.33		9.50		1.04	6.30		2.87

Total income (loss) from investment operations	19.27		9.25		0.87	6.24		2.85

Less distributions:
Dividends from net investment income	(0.02)		(0.03)		–	(0.09)		–
Distributions from net realized gains	(0.16)		(0.59)		(0.96)	(0.49)		–

Total distributions	(0.18)		(0.62)		(0.96)	(0.58)		–

Net asset value, end of period	$46.14		$27.05		$18.42	$18.51		$12.85

Total returnD	71.24	%E	51.66%		6.13%	49.28%		28.50	%E

Ratios and supplemental data:
Net assets, end of period	$321,757,307		$69,421,549		$9,310,932	$6,910,383		$1,083,835
Ratios to average net assets:
Expenses, before reimbursements or recoupments	1.37	%F	1.52%		2.03%	4.96%		12.53	%F
Expenses, net of reimbursements or recoupmentsG	1.35	%F	1.38%		1.38%	1.40%		1.37	%F
Net investment (loss), before expense reimbursements or recoupments	(1.20	)%F	(1.34)%		(1.71)%	(3.92)%		(12.37	)%F
Net investment (loss), net of reimbursements or recoupments	(1.18	)%F	(1.19)%		(1.06)%	(0.36)%		(1.21	)%F
Portfolio turnover rate	8	%E	28%		63%	59%		28	%H

A	Commencement of operations.
B	Per share amounts have been calculated using the average shares method.
C	Net investment income includes significant dividend payment from Taiwan Semiconductor amounting to $0.0027.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
G	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses.
H	Portfolio turnover rate is for the period from January 27, 2017 through June 30, 2017 and is not annualized.
I	Net investment income includes a significant dividend payment from Xilinx, Inc. amounting to $0.0063.

See accompanying notes

33

American Beacon ARK Transformational Innovation FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended December 31, 2020		Year Ended June 30, 2020		January 2, 2019A to June 30, 2019

	(unaudited)
Net asset value, beginning of period	$27.05		$18.42		$14.72

Income (loss) from investment operations:
Net investment (loss)	(0.12	)B	(0.06	)H	(0.05)
Net gains on investments (both realized and unrealized)	19.39		9.31		3.75

Total income (loss) from investment operations	19.27		9.25		3.70

Less distributions:
Dividends from net investment income	(0.00	)C	(0.03)		–
Distributions from net realized gains	(0.16)		(0.59)		–

Total distributions	(0.16)		(0.62)		–

Net asset value, end of period	$46.16		$27.05		$18.42

Total returnD	71.20	%E	51.66%		25.14	%E

Ratios and supplemental data:
Net assets, end of period	$67,447,047		$23,391,480		$3,606,814
Ratios to average net assets:
Expenses, before reimbursements or recoupments	1.41	%F	1.66%		2.31	%F
Expenses, net of reimbursements or recoupmentsG	1.40	%F	1.40%		1.40	%F
Net investment (loss), before expense reimbursements or recoupments	(1.25	)%F	(1.47)%		(2.00	)%F
Net investment (loss), net of reimbursements or recoupments	(1.24	)%F	(1.21)%		(1.09	)%F
Portfolio turnover rate	8	%E	28%		63%

A	Commencement of operations.
B	Net investment income includes significant dividend payment from Taiwan Semiconductor amounting to $0.0026.
C	Amount represents less than $0.01 per share.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
G	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses.
H	Net investment income includes a significant dividend payment from Xilinx, Inc. amounting to $(0.0608).

See accompanying notes

34

American Beacon ARK Transformational Innovation FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended December 31, 2020		Year Ended June 30, 2020		January 2, 2019A to June 30, 2019

	(unaudited)
Net asset value, beginning of period	$26.78		$18.35		$14.72

Income (loss) from investment operations:
Net investment (loss)	(0.25	)B	(0.09	)G	(0.10)
Net gains on investments (both realized and unrealized)	19.16		9.11		3.73

Total income (loss) from investment operations	18.91		9.02		3.63

Less distributions:
Dividends from net investment income	–		–		–
Distributions from net realized gains	(0.16)		(0.59)		–

Total distributions	(0.16)		(0.59)		–

Net asset value, end of period	$45.53		$26.78		$18.35

Total returnC	70.57	%D	50.54%		24.66	%D

Ratios and supplemental data:
Net assets, end of period	$37,123,080		$15,060,539		$1,790,079
Ratios to average net assets:
Expenses, before reimbursements or recoupments	2.11	%E	2.31%		3.25	%E
Expenses, net of reimbursements or recoupmentsF	2.14	%E	2.15%		2.15	%E
Net investment (loss), before expense reimbursements or recoupments	(1.95	)%E	(2.13)%		(2.94	)%E
Net investment (loss), net of reimbursements or recoupments	(1.98	)%E	(1.97)%		(1.83	)%E
Portfolio turnover rate	8	%D	28%		63%

A	Commencement of operations.
B	Net investment income includes significant dividend payment from Taiwan Semiconductor amounting to $0.0024.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses.
G	Net investment income includes a significant dividend payment from Xilinx, Inc. amounting to $(0.0873).

See accompanying notes

35

American Beacon ARK Transformational Innovation FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	October 28, 2020A to December 31, 2020

	(unaudited)
Net asset value, beginning of period	$36.25

Income from investment operations:
Net investment income (loss)	(0.03	)B
Net gains on investments (both realized and unrealized)	10.72

Total income from investment operations	10.69

Less distributions:
Dividends from net investment income	(0.06)
Distributions from net realized gains	(0.16)

Total distributions	(0.22)

Net asset value, end of period	$46.72

Total returnC	29.46	%D

Ratios and supplemental data:
Net assets, end of period	$1,389,590
Ratios to average net assets:
Expenses, before reimbursements	1.43	%E
Expenses, net of reimbursementsF	0.94	%E
Net investment income (loss), before expense reimbursements	(1.16	)%E
Net investment income (loss), net of reimbursements	(0.67	)%E
Portfolio turnover rate	8	%G

A	Commencement of operations.
B	Net investment income includes significant dividend payment from Taiwan Semiconductor amounting to $0.0024.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses.
G	Portfolio turnover rate is for the period from October 28, 2020 through December 31, 2020 and is not annualized.

See accompanying notes

36

Delivery of Documents

eDelivery is NOW AVAILABLE - Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-PORT as of the end of each fiscal quarter. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. The Forms N-PORT may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately twenty days after the end of each month.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT DST Asset Manager Solutions, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds and American Beacon ARK Transformational Innovation Fund are service marks of American Beacon Advisors, Inc.

SAR 12/20

American Beacon®
FUNDS

2020 SEMI-ANNUAL REPORT

December 31, 2020

SHAPIRO EQUITY OPPORTUNITIES FUND

SHAPIRO SMID CAP EQUITY FUND

As of January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports are no longer sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports are made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by going to www.americanbeaconfunds.com and clicking on ''Quick Links'' and then ''Register for E-Delivery.''

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-658-5811, option 1, or you may directly inform your financial intermediary of your wish. A notice that will be mailed to you each time a report is posted will also include instructions for informing the Fund that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the American Beacon Funds Complex or your financial intermediary, as applicable.

About American Beacon Advisors

Since 1986, American Beacon Advisors, Inc. has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

SHAPIRO EQUITY OPPORTUNITIES FUND

Investing in value stocks may limit downside risk over time; however, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. Investing in small- or mid-capitalization stocks may involve greater volatility and lower liquidity than larger company stocks. Because the Fund may invest in fewer issuers than a more diversified portfolio, the fluctuating value of a single holding may have a greater effect on the value of the Fund. The Fund participates in a securities lending program. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

SHAPIRO SMID CAP EQUITY FUND

Investing in value stocks may limit downside risk over time; however, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. Investing in small- or mid-capitalization stocks may involve greater volatility and lower liquidity than larger company stocks. Because the Fund may invest in fewer issuers than a more diversified portfolio, the fluctuating value of a single holding may have a greater effect on the value of the Fund. The Fund participates in a securities lending program. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions, and, therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	December 31, 2020

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

For much of this reporting period, headlines pertaining to the COVID-19 pandemic and the U.S. presidential election dominated the 24-hour news cycle. Chances are, the media coverage about these ongoing headwinds – including sickness and death, healthcare insurance and vaccines, unemployment and underemployment, food and housing insecurities, civil unrest and disobedience, and the transition of government leadership – has left you feeling adrift and fearful.

During such uncertainty, we recognize that fear of loss can be a powerful emotion, leading many investors to make short-term decisions subject to a variety of potential error-leading biases. Unfortunately, short-term investment decisions may capsize future plans. We encourage investors to remain focused on the horizon by working with financial professionals to make thoughtful adjustments based on changing needs and long-term financial goals.

Our three Ds – direction, discipline and diversification – may help you navigate this conversation.

▶

Direction: Achieving your long-term financial goals requires an individualized plan of action. You may want your plan to provide some measure of protection against periods of geopolitical turmoil, economic uncertainty, market volatility and job insecurity. Your plan should be reviewed annually and be adjusted in the event your long-range needs change.

▶

Discipline: Long-term, systematic participation in an investment portfolio requires your resolution to maintain your bearing. Spending time in the market – rather than trying to time the market – may place you in a better position to reach your long-term financial goals.

▶

Diversification: By investing in different investment styles and asset classes, you may be able to help mitigate financial risks across your investment portfolio. By allocating your investment portfolio according to your risk-tolerance level, you may be better positioned to weather storms and achieve your long-term financial goals.

Since 1986, American Beacon has endeavored to provide investors with a disciplined approach to realizing long-term financial goals. As a manager of managers, we strive to provide investment products that may enable investors to participate during market upswings while potentially insulating against market downswings. The investment teams behind our mutual funds seek to produce consistent, long-term results rather than focus only on short-term movements in the markets. In managing our investment products, we emphasize identifying opportunities that offer the potential for long-term rewards.

Thank you for continuing to stay the course with American Beacon. For additional information about our investment products or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.

President

American Beacon Funds

1

American Beacon Shapiro Equity Opportunities FundSM

Performance Overview

December 31, 2020 (Unaudited)

The Investor Class of the American Beacon Shapiro Equity Opportunities Fund (the “Fund”) returned 47.11% for the six months ended December 31, 2020. The Fund outperformed the Russell 3000® Value Index (the “Index”) return of 23.56% for the same period.

Total Returns for the Period ended December 31, 2020

	Ticker	6 months*	1 Year	3 Year	Since Inception 09/12/2017
R5 Class** (1,3)	SHXIX	47.35%	19.30%	12.03%	13.34%
Y Class (1,3)	SHXYX	47.19%	19.14%	11.96%	13.27%
Investor Class (1,3)	SHXPX	47.11%	18.78%	11.59%	12.90%

Russell 3000® Value Index/Russell 3000® Index (2)		23.56%	2.87%	5.89%	7.58%

*	Not Annualized.
**	Prior to February 28, 2020, the R5 Class was known as Institutional Class.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end-of-day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please call 1-800-967-9009 or visit www.americanbeaconfunds.com. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. Please note that the recent performance of the securities market has helped produce short-term returns that are not typical and may not continue in the future. A portion of the fees charged to each Class of the Fund has been waived since Fund inception. Performance prior to waiving fees was lower than actual returns shown since inception.

2.

Prior to October 28, 2020, the Fund’s primary benchmark was the Russell 3000 Index. The Fund changed its primary benchmark to the Russell 3000 Value Index, because it more accurately reflects the Fund’s investment strategy. The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market. The Russell 3000® Value Index measures the performance of the broad value segment of the US equity market. It includes those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 3000 Value Index and the Russell 3000 Value Index (each an “Index”) are trademarks of Frank Russell Company (“Russell”) and have been licensed for use by American Beacon Funds. The American Beacon Shapiro Equity Opportunities Fund is not in any way sponsored, endorsed, sold or promoted by Russell or the London Stock Exchange Group companies (“LSEG”) (together the “Licensor Parties”) and none of the Licensor Parties make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the Index (upon which a fund is based), (ii) the figure at which the Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Index for the purpose to which it is being put in connection with a Fund. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Index to any fund or to its clients. The Index is calculated by Russell or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Index or (b) under any obligation to advise any person of any error therein. One cannot directly invest in an index.

3.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the R5, Y and Investor Class shares were 0.98%, 1.10% and 2.21%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund outperformed the Index over the six-month period due primarily to stock selection. This was slightly aided by sector allocation which also contributed positively to relative performance.

Security selection in the Information Technology, Consumer Discretionary, and Industrials sectors contributed the most to returns. In the Information Technology sector, FireEye, Inc. (up 106.4%) followed by Micron Technology, Inc. (up 46.3%) were the largest contributors. Positions in the Consumer Discretionary sector that helped performance included Urban Outfitters, Inc. (up 76.2%) and General Motors Co. (up 64.6%). Names in the Industrials sector contributing to outperformance included FedEx Corporation (up 89.1%).

From a sector allocation perspective, a significant overweight to both the Materials sector (up 32.6%) and the Consumer Discretionary sector (up 35.1%) contributed to performance relative to the Index. Conversely, an overweight allocation to the Information Technology sector (up 16.4%) detracted from relative outperformance.

Looking ahead, the Fund’s sub-advisor will continue to employ a team-oriented investment process that is driven by deep fundamental research in a concentrated, value-oriented approach.

2

American Beacon Shapiro Equity Opportunities FundSM

Performance Review

December 31, 2020 (Unaudited)

Top Ten Holdings (% Net Assets)
FireEye, Inc.		5.9
Micron Technology, Inc.		5.4
Lions Gate Entertainment Corp., Class B		5.2
ViacomCBS, Inc., Class B		4.9
AT&T, Inc.		4.8
Axalta Coating Systems Ltd.		4.8
DuPont de Nemours, Inc.		4.8
Bank of America Corp.		4.7
FedEx Corp.		4.7
Regions Financial Corp.		4.7

Total Fund Holdings	25

Sector Allocation (% Equities)
Communication Services		19.9
Materials		17.5
Financials		14.7
Consumer Discretionary		13.9
Information Technology		13.7
Industrials		9.6
Health Care		7.1
Energy		3.6

3

American Beacon Shapiro SMID Cap Equity FundSM

Performance Overview

December 31, 2020 (Unaudited)

The Investor Class of the American Beacon Shapiro SMID Cap Equity Fund (the “Fund”) returned 44.31% for the six months ended December 31, 2020. The Fund outperformed the Russell 2500® Value Index (the “Index”) return of 33.06% for the same period.

Total Returns for the Period ended December 31, 2020

	Ticker	6 months*	1 Year	3 Year	Since Inception 09/12/2017
R5 Class** (1,3)	SHDIX	44.44%	12.65%	5.93%	7.97%
Y Class (1,3)	SHDYX	44.29%	12.47%	5.84%	7.86%
Investor Class (1,3)	SHDPX	44.31%	12.25%	5.58%	7.59%

Russell 2500® Value Index/Russell 2500® Index (2)		33.06%	4.88%	4.34%	6.33%

*	Not Annualized.
**	Prior to February 28, 2020, the R5 Class was known as Institutional Class.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end-of-day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. Please note that the recent performance of the securities market has helped produce short-term returns that are not typical and may not continue in the future. A portion of the fees charged to each Class of the Fund has been waived since Fund inception. Performance prior to waiving fees was lower than actual returns shown since inception.

2.

Prior to October 28, 2020, the Fund’s primary benchmark was the Russell 2500 Index. The Fund changed its primary benchmark to the Russell 2500 Value Index, because it more accurately reflects the Fund’s investment strategy. The Russell 2500® Index is an unmanaged index that measures the performance of the small to mid-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 2,500 of the smallest securities based on a combination of their market capitalization and current index membership. The Russell 2500® Value Index measures the performance of the small to mid-cap value segment of the U.S. equity universe. It includes those Russell 2500 companies that are considered more value oriented relative to the overall market as defined by Russell’s style methodology. The Russell 2500 Value Index and the Russell 2500 Value Index (each an “Index”) are trademarks of Frank Russell Company (“Russell”) and have been licensed for use by American Beacon Funds. The American Beacon Shapiro SMID Cap Equity Fund is not in any way sponsored, endorsed, sold or promoted by Russell or the London Stock Exchange Group companies (“LSEG”) (together the “Licensor Parties”) and none of the Licensor Parties make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the Index (upon which a fund is based), (ii) the figure at which the Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Index for the purpose to which it is being put in connection with a Fund. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Index to any fund or to its clients. The Index is calculated by Russell or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Index or (b) under any obligation to advise any person of any error therein. One cannot directly invest in an index.

3.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the R5, Y and Investor Class shares were 3.22%, 3.33% and 3.86%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund outperformed the Index over the six-month period primarily due to stock selection. Sector allocation also contributed to outperformance.

Most of the Fund’s outperformance related to security selection was attributed to holdings in the Health Care and Financials sectors. In the Health Care sector, Allscripts Healthcare Solutions, Inc. (up 114.0%) was the largest contributor to performance. In the Financials sector, positions in Cadence BanCorp (up 87.6%) and out-of-Index Regions Financial Corp. (up 49.1%) were the largest contributors. The aforementioned outperformance was somewhat offset by security selection in the Materials sector. Graphic Packaging Holding Co. (up 21.6%) and PQ Group Holdings, Inc. (up 20.9%) were the largest detractors from relative outperformance.

4

American Beacon Shapiro SMID Cap Equity FundSM

Performance Review

December 31, 2020 (Unaudited)

From a sector allocation perspective, the Fund’s null allocation to the Real Estate sector (up 17.7%) and a significant overweight to the Materials sector (up 45.6%) added value relative to the Index. Somewhat offsetting was an underweighting to the Industrials sector (up 36.2%).

Looking forward, the Fund’s sub-advisor will continue to employ a team-oriented investment process that is driven by deep fundamental research in a concentrated, value-oriented approach.

Top Ten Holdings (% Net Assets)
FireEye, Inc.		5.8
Allscripts Healthcare Solutions, Inc.		5.6
Lions Gate Entertainment Corp., Class B		5.3
Cadence BanCorp		5.2
Perspecta, Inc.		4.9
Graphic Packaging Holding Co.		4.8
Regions Financial Corp.		4.8
WPX Energy, Inc.		4.8
Axalta Coating Systems Ltd.		4.6
PQ Group Holdings, Inc.		4.2

Total Fund Holdings	26

Sector Allocation (% Equities)
Materials		20.7
Information Technology		19.4
Communication Services		15.1
Consumer Discretionary		12.0
Financials		10.3
Health Care		9.7
Industrials		7.8
Energy		5.0

5

American Beacon FundsSM

Expense Examples

December 31, 2020 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from July 1, 2020 through December 31, 2020.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and R5 Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Funds with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and R5 Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Funds, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

6

American Beacon FundsSM

Expense Examples

December 31, 2020 (Unaudited)

American Beacon Shapiro Equity Opportunities Fund

	Beginning Account Value 7/1/2020	Ending Account Value 12/31/2020	Expenses Paid During Period 7/1/2020-12/31/2020*
R5 Class**
Actual	$1,000.00	$1,473.50	$4.93
Hypothetical***	$1,000.00	$1,021.22	$4.02
Y Class
Actual	$1,000.00	$1,471.90	$5.55
Hypothetical***	$1,000.00	$1,020.72	$4.53
Investor Class
Actual	$1,000.00	$1,471.10	$6.85
Hypothetical***	$1,000.00	$1,019.66	$5.60

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.79%, 0.89%, and 1.10% for the R5, Y, and Investor Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (365) to reflect the half-year period.

**	Formerly known as Institutional Class.
***	5% return before expenses.

American Beacon Shapiro SMID Cap Equity Fund

	Beginning Account Value 7/1/2020	Ending Account Value 12/31/2020	Expenses Paid During Period 7/1/2020-12/31/2020*
R5 Class**
Actual	$1,000.00	$1,444.40	$5.55
Hypothetical***	$1,000.00	$1,020.67	$4.58
Y Class
Actual	$1,000.00	$1,442.90	$6.16
Hypothetical***	$1,000.00	$1,020.16	$5.09
Investor Class
Actual	$1,000.00	$1,443.10	$7.64
Hypothetical***	$1,000.00	$1,018.96	$6.31

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.90%, 1.00%, and 1.24% for the R5, Y, and Investor Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (365) to reflect the half-year period.

**	Formerly known as Institutional Class.
***	5% return before expenses.

7

American Beacon Shapiro Equity Opportunities FundSM

Schedule of Investments

December 31, 2020 (Unaudited)

	Shares	Fair Value

COMMON STOCKS 96.22%

Communication Services - 19.14%

Diversified Telecommunication Services - 4.81%
AT&T, Inc.	205,200	$5,901,552

Entertainment - 9.38%
Lions Gate Entertainment Corp., Class AA	50,000	568,500
Lions Gate Entertainment Corp., Class BA	612,700	6,359,826
Walt Disney Co.A	25,250	4,574,795

		11,503,121

Media - 4.95%
ViacomCBS, Inc., Class B	162,700	6,062,202

Total Communication Services		23,466,875

Consumer Discretionary - 13.36%

Automobiles - 4.11%
General Motors Co.	121,000	5,038,440

Hotels, Restaurants & Leisure - 2.55%
Starbucks Corp.	29,200	3,123,816

Specialty Retail - 3.57%
Urban Outfitters, Inc.A	171,100	4,380,160

Textiles, Apparel & Luxury Goods - 3.13%
Hanesbrands, Inc.	263,700	3,844,746

Total Consumer Discretionary		16,387,162

Energy - 3.44%

Oil, Gas & Consumable Fuels - 3.44%
WPX Energy, Inc.A	517,000	4,213,550

Financials - 14.11%

Banks - 9.44%
Bank of America Corp.	191,300	5,798,303
Regions Financial Corp.	358,500	5,779,020

		11,577,323

Diversified Financial Services - 4.67%
Berkshire Hathaway, Inc., Class BA	24,710	5,729,508

Total Financials		17,306,831

Health Care - 6.85%

Pharmaceuticals - 6.85%
Merck & Co., Inc.	30,000	2,454,000
Pfizer, Inc.	154,100	5,672,421
Viatris, Inc.A	14,579	273,211

		8,399,632

Total Health Care		8,399,632

Industrials - 9.26%

Air Freight & Logistics - 4.74%
FedEx Corp.	22,420	5,820,680

See accompanying notes

8

American Beacon Shapiro Equity Opportunities FundSM

Schedule of Investments

December 31, 2020 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.22% (continued)

Industrials - 9.26% (continued)

Machinery - 4.52%
Westinghouse Air Brake Technologies Corp.	75,700	$5,541,240

Total Industrials		11,361,920

Information Technology - 13.24%

Electronic Equipment, Instruments & Components - 2.01%
Corning, Inc.	68,500	2,466,000

Semiconductors & Semiconductor Equipment - 5.36%
Micron Technology, Inc.A	87,400	6,570,732

Software - 5.87%
FireEye, Inc.A	312,100	7,197,026

Total Information Technology		16,233,758

Materials - 16.82%

Chemicals - 12.19%
Albemarle Corp.	21,700	3,201,184
Axalta Coating Systems Ltd.A	206,500	5,895,575
DuPont de Nemours, Inc.	82,300	5,852,353

		14,949,112

Containers & Packaging - 4.63%
Graphic Packaging Holding Co.	335,500	5,683,370

Total Materials		20,632,482

Total Common Stocks (Cost $98,812,465)		118,002,210

SHORT-TERM INVESTMENTS - 4.18% (Cost $5,128,166)

Investment Companies - 4.18%
American Beacon U.S. Government Money Market Select Fund, 0.01%B C	5,128,166	5,128,166

TOTAL INVESTMENTS - 100.40% (Cost $103,940,631)		123,130,376
LIABILITIES, NET OF OTHER ASSETS - (0.40%)		(490,441)

TOTAL NET ASSETS - 100.00%		$122,639,935

Percentages are stated as a percent of net assets.

A Non-income producing security.

B The Fund is affiliated by having the same investment advisor.

C 7-day yield.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of December 31, 2020, the investments were classified as described below:

Shapiro Equity Opportunities Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$118,002,210	$-	$-	$118,002,210
Short-Term Investments	5,128,166	-	-	5,128,166

Total Investments in Securities - Assets	$123,130,376	$-	$-	$123,130,376

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended December 31, 2020, there were no transfers into or out of Level 3.

See accompanying notes

9

American Beacon Shapiro SMID Cap Equity FundSM

Schedule of Investments

December 31, 2020 (Unaudited)

	Shares	Fair Value

COMMON STOCKS 96.26%

Communication Services - 14.49%

Entertainment - 10.36%
IMAX Corp.A	10,300	$185,606
Liberty Media Corp-Liberty Braves, Class CA B	7,800	194,064
Lions Gate Entertainment Corp., Class BA	38,600	400,668

		780,338

Media - 4.13%
AMC Networks, Inc., Class AA C	8,700	311,199

Total Communication Services		1,091,537

Consumer Discretionary - 11.59%

Specialty Retail - 3.70%
Urban Outfitters, Inc.A	10,900	279,040

Textiles, Apparel & Luxury Goods - 7.89%
Carter’s, Inc.	3,200	301,024
Hanesbrands, Inc.	20,100	293,058

		594,082

Total Consumer Discretionary		873,122

Energy - 4.81%

Oil, Gas & Consumable Fuels - 4.81%
WPX Energy, Inc.A	44,500	362,675

Financials - 9.96%

Banks - 9.96%
Cadence BanCorp	23,700	389,154
Regions Financial Corp.	22,400	361,088

		750,242

Total Financials		750,242

Health Care - 9.31%

Health Care Equipment & Supplies - 3.70%
Varex Imaging Corp.A	16,700	278,556

Health Care Technology - 5.61%
Allscripts Healthcare Solutions, Inc.A	29,300	423,092

Total Health Care		701,648

Industrials - 7.50%

Aerospace & Defense - 4.29%
BWX Technologies, Inc.	1,000	60,280
Maxar Technologies, Inc.	6,815	262,991

		323,271

Machinery - 3.21%
Westinghouse Air Brake Technologies Corp.	3,300	241,560

Total Industrials		564,831

Information Technology - 18.67%

Communications Equipment - 2.10%
Ciena Corp.A	3,000	158,550

See accompanying notes

10

American Beacon Shapiro SMID Cap Equity FundSM

Schedule of Investments

December 31, 2020 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.26% (continued)

Information Technology - 18.67% (continued)

Electronic Equipment, Instruments & Components - 4.19%
FLIR Systems, Inc.	7,200	$315,576

IT Services - 6.08%
GreenSky, Inc., Class AA	18,800	87,044
Perspecta, Inc.	15,400	370,832

		457,876

Semiconductors & Semiconductor Equipment - 0.51%
Entegris, Inc.	400	38,440

Software - 5.79%
FireEye, Inc.A	18,930	436,526

Total Information Technology		1,406,968

Materials - 19.93%

Chemicals - 11.59%
Albemarle Corp.	1,400	206,528
Axalta Coating Systems Ltd.A	12,200	348,310
PQ Group Holdings, Inc.	22,337	318,526

		873,364

Containers & Packaging - 4.81%
Graphic Packaging Holding Co.	21,400	362,516

Metals & Mining - 3.53%
Compass Minerals International, Inc.	4,300	265,396

Total Materials		1,501,276

Total Common Stocks (Cost $6,850,321)		7,252,299

SHORT-TERM INVESTMENTS - 4.69% (Cost $353,146)

Investment Companies - 4.69%
American Beacon U.S. Government Money Market Select Fund, 0.01%D E	353,146	353,146

SECURITIES LENDING COLLATERAL - 3.97% (Cost $299,606)

Investment Companies - 3.97%
American Beacon U.S. Government Money Market Select Fund, 0.01%D E	299,606	299,606

TOTAL INVESTMENTS - 104.92% (Cost $7,503,073)		7,905,051
LIABILITIES, NET OF OTHER ASSETS - (4.92%)		(370,883)

TOTAL NET ASSETS - 100.00%		$7,534,168

Percentages are stated as a percent of net assets.

A Non-income producing security.

B Tracking Stock—A form of common stock that is issued by a parent company and tracks the performance of a specific division of that parent company. It allows investors the chance to invest in an individual sector of a company while the parent company maintains overall control.

C All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at December 31, 2020 (Note 8).

D The Fund is affiliated by having the same investment advisor.

E 7-day yield.

See accompanying notes

11

American Beacon Shapiro SMID Cap Equity FundSM

Schedule of Investments

December 31, 2020 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of December 31, 2020, the investments were classified as described below:

Shapiro SMID Cap Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$7,252,299	$-	$-	$7,252,299
Short-Term Investments	353,146	-	-	353,146
Securities Lending Collateral	299,606	-	-	299,606

Total Investments in Securities - Assets	$7,905,051	$-	$-	$7,905,051

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended December 31, 2020, there were no transfers into or out of Level 3.

See accompanying notes

12

American Beacon FundsSM

Statements of Assets and Liabilities

December 31, 2020 (Unaudited)

	Shapiro Equity Opportunities Fund	Shapiro SMID Cap Equity Fund
Assets:
Investments in unaffiliated securities, at fair value†§	$118,002,210	$7,252,299
Investments in affiliated securities, at fair value‡	5,128,166	652,752
Dividends and interest receivable	140,580	6,492
Receivable for fund shares sold	495,920	–
Receivable for expense reimbursement (Note 2)	6,170	10,666
Prepaid expenses	39,075	47,827

Total assets	123,812,121	7,970,036

Liabilities:
Payable for investments purchased	924,877	94,649
Payable for fund shares redeemed	123,415	–
Management and sub-advisory fees payable (Note 2)	68,008	4,576
Service fees payable (Note 2)	411	375
Transfer agent fees payable (Note 2)	5,529	363
Payable upon return of securities loaned (Note 8)§	–	299,606
Custody and fund accounting fees payable	8,838	7,866
Professional fees payable	24,688	24,788
Trustee fees payable (Note 2)	–	11
Payable for prospectus and shareholder reports	14,166	3,050
Other liabilities	2,254	584

Total liabilities	1,172,186	435,868

Net assets	$122,639,935	$7,534,168

Analysis of net assets:
Paid-in-capital	$106,581,190	$7,063,947
Total distributable earnings (deficits)A	16,058,745	470,221

Net assets	$122,639,935	$7,534,168

Shares outstanding at no par value (unlimited shares authorized):
R5 Class	4,337,235	564,377

Y Class	4,538,089	13,769

Investor Class	141,843	116,303

Net assets:
R5 Class	$59,065,835	$6,137,512

Y Class	$61,663,643	$149,171

Investor Class	$1,910,457	$1,247,485

Net asset value, offering and redemption price per share:
R5 Class	$13.62	$10.87

Y Class	$13.59	$10.83

Investor Class	$13.47	$10.73

† Cost of investments in unaffiliated securities	$98,812,465	$6,850,321
‡ Cost of investments in affiliated securities	$5,128,166	$652,752
§ Fair value of securities on loan	$-	$295,639

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

See accompanying notes

13

American Beacon FundsSM

Statements of Operations

For the period ended December 31, 2020 (Unaudited)

	Shapiro Equity Opportunities Fund	Shapiro SMID Cap Equity Fund
Investment income:
Dividend income from unaffiliated securities	$753,644	$63,995	A
Dividend income from affiliated securities (Note 2)	122	9
Income derived from securities lending (Note 8)	2,520	1,759

Total investment income	756,286	65,763

Expenses:
Management and sub-advisory fees (Note 2)	318,716	23,177
Transfer agent fees:
R5 Class (Note 2)	1,282	804
Y Class (Note 2)	21,303	26
Investor Class	659	647
Custody and fund accounting fees	21,554	18,235
Professional fees	31,577	21,004
Registration fees and expenses	23,663	22,607
Service fees (Note 2):
Investor Class	1,227	2,018
Prospectus and shareholder report expenses	8,004	2,833
Trustee fees (Note 2)	3,223	240
Loan expense (Note 9)	212	15
Other expenses	4,474	2,095

Total expenses	435,894	93,701

Net fees waived and expenses (reimbursed) (Note 2)	(54,561)	(64,376)

Net expenses	381,333	29,325

Net investment income	374,953	36,438

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securitiesB	(2,030,065)	52,891
Commission recapture (Note 1)	17,178	920
Change in net unrealized appreciation of:
Investments in unaffiliated securitiesC	37,258,796	2,241,888

Net gain from investments	35,245,909	2,295,699

Net increase in net assets resulting from operations	$35,620,862	$2,332,137

A Includes significant dividends of $32,466.
B The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
C The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at year end.

See accompanying notes

14

American Beacon FundsSM

Statements of Changes in Net Assets

	Shapiro Equity Opportunities Fund		Shapiro SMID Cap Equity Fund
	Six Months Ended December 31, 2020	Year Ended June 30, 2020	Six Months Ended December 31, 2020	Year Ended June 30, 2020
	(unaudited)		(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$374,953	$1,028,353	$36,438	$25,435
Net realized gain (loss) from investments in unaffiliated securities, and commission recapture	(2,012,887)	2,523,791	53,811	203,251
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities	37,258,796	(16,277,785)	2,241,888	(1,282,195)

Net increase (decrease) in net assets resulting from operations	35,620,862	(12,725,641)	2,332,137	(1,053,509)

Distributions to shareholders:
Total retained earnings:
R5 ClassA	(1,189,978)	(2,950,289)	(73,122)	(370,701)
Y Class	(1,203,956)	(1,902,194)	(1,790)	(24,212)
Investor Class	(34,178)	(35,837)	(14,982)	(82,175)

Net distributions to shareholders	(2,428,112)	(4,888,320)	(89,894)	(477,088)

Capital share transactions (Note 10):
Proceeds from sales of shares	18,598,395	5,448,119	36,754	92,937
Reinvestment of dividends and distributions	2,409,421	4,873,847	47,142	237,804
Cost of shares redeemed	(2,328,638)	(11,099,690)	(86,622)	(316,417)

Net increase (decrease) in net assets from capital share transactions	18,679,178	(777,724)	(2,726)	14,324

Net increase (decrease) in net assets	51,871,928	(18,391,685)	2,239,517	(1,516,273)

Net assets:
Beginning of period	70,768,007	89,159,692	5,294,651	6,810,924

End of period	$122,639,935	$70,768,007	$7,534,168	$5,294,651

A Formerly known as Institutional Class.

See accompanying notes

15

American Beacon FundsSM

Notes to Financial Statements

December 31, 2020 (Unaudited)

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as non-diversified, open-end management investment companies. As of December 31, 2020, the Trust consists of twenty-eight active series, two of which are presented in this filing: American Beacon Shapiro Equity Opportunities Fund and American Beacon Shapiro SMID Cap Equity Fund (collectively, the “Funds” and each individually a “Fund”). The remaining twenty-six active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-04, which provides optional expedients and exceptions for contracts, hedging relationships and other transactions affected by the transitioning away from the London Interbank Offered Rate (“LIBOR”) and other reference rates that are expected to be discontinued. The amendments in this Update are effective for all entities as of March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of these changes on the financial statements.

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors; however, not all of the Funds offer all classes. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

16

American Beacon FundsSM

Notes to Financial Statements

December 31, 2020 (Unaudited)

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined based on specific lot identification.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses, and purchases and sales of investments are translated into U.S. dollars at the rate of the exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses on the Funds’ Statements of Operations.

Distributions to Shareholders

The Funds distribute most or all of their net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income and distributions of realized net capital gains and net gains from foreign currency transactions on an annual basis. The Funds do not have a fixed dividend rate and do not guarantee that they will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Funds may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Funds have established brokerage commission recapture arrangements with certain brokers or dealers. If the Funds’ investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Funds. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Funds. This amount is reported with the net realized gain (loss) in the Funds’ Statements of Operations, if applicable.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income, realized and unrealized gains and losses from investments of the Funds are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Funds. Expenses directly charged or attributable to the Fund will be paid from the assets of the Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Funds on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Funds or nature of the services performed and relative applicability to the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

17

American Beacon FundsSM

Notes to Financial Statements

December 31, 2020 (Unaudited)

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.  Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide the Funds with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of each Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the Funds, and the Manager have entered into Investment Advisory Agreement with Shapiro Capital Management LLC (“Shapiro”), an affiliate of the Manager pursuant to which each Fund has agreed to pay Shapiro an annualized sub-advisory fee that is calculated and accrued daily based on the Funds’ average daily net assets according to the following schedule:

Shapiro Equity Opportunities Fund

First $250 million	0.35%
Next $250 million	0.30%
Over $500 million	0.25%

Shapiro SMID Cap Equity Fund

First $250 million	0.40%
Next $250 million	0.35%
Over $500 million	0.30%

The Management and Sub-Advisory Fees paid by the Funds for the period ended December 31, 2020 were as follows:

Shapiro Equity Opportunities Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$159,498
Sub-Advisor Fees	0.35%	159,218

Total	0.70%	$318,716

18

American Beacon FundsSM

Notes to Financial Statements

December 31, 2020 (Unaudited)

Shapiro SMID Cap Equity Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$10,920
Sub-Advisor Fees	0.40%	12,257

Total	0.75%	$23,177

As compensation for services provided by the Manager in connection with securities lending activities conducted by the Funds, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee of 10% of the net monthly interest income (the gross interest income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers, a fee of 10% of such loan fees. Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. These fees are included in “Income derived from securities lending” and “Management and investment advisory fees” on the Statements of Operations. During the period ended December 31, 2020, the Manager received securities lending fees of $232 and $210 for the securities lending activities of the Shapiro Equity Opportunities Fund and Shapiro SMID Cap Equity Fund, respectively.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor Class of the Funds. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.375% of the average daily net assets attributable to the Investor Class of the Funds.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Funds and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. Certain services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Funds’ transfer agent. Accordingly, the Funds, pursuant to Board approval, have agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the period ended December 31, 2020, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statements of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Shapiro Equity Opportunities	$21,246
Shapiro SMID Cap Equity	732

As of December 31, 2020, the Funds owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Shapiro Equity Opportunities	$4,853
Shapiro SMID Cap Equity	115

19

American Beacon FundsSM

Notes to Financial Statements

December 31, 2020 (Unaudited)

Investments in Affiliated Funds

The Funds may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Funds in connection with securities lending may also be invested in the USG Select Fund. The Funds listed below held the following shares with a December 31, 2020 fair value and dividend income earned from the investment in the USG Select Fund:

Affiliated Security	Type of Transaction	Fund	December 31, 2020 Shares/Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	December 31, 2020 Shares/Fair Value
U.S. Government Money Market Select	Direct	Shapiro Equity Opportunities	$5,128,166	$-	$-	$122	$5,128,166
U.S. Government Money Market Select	Direct	Shapiro SMID Cap Equity	353,146	-	-	9	353,146
U.S. Government Money Market Select	Securities Lending	Shapiro SMID Cap Equity	299,606	-	-	N/A	299,606

The Funds and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund: During the period ended December 31, 2020, the Manager earned fees on the Funds’ direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral Investments in USG Select Fund	Total
Shapiro Equity Opportunities	$1,354	$-	$1,354
Shapiro SMID Cap Equity	79	63	142

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. When a fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended December 31, 2020, the Shapiro Equity Opportunities Fund borrowed on average $33,323 for 2 days at an average interest rate of 0.87% with interest charges of $2. The amount is recorded as “Other expenses” in the Statements of Operations. The Shapiro SMID Cap Equity Fund did not utilize the credit facility.

20

American Beacon FundsSM

Notes to Financial Statements

December 31, 2020 (Unaudited)

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Funds to the extent that total operating expenses exceed the Funds’ expense cap. During the period ended December 31, 2020, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap				Expiration of Reimbursed Expenses
Fund	Class	7/1/2020 - 10/31/2020	11/1/2020 - 12/31/2020	Reimbursed Expenses	(Recouped) Expenses
Shapiro Equity Opportunities	R5	0.79%	0.79%	$29,204	$-	2023 - 2024
Shapiro Equity Opportunities	Y	0.89%	0.89%	24,127	-	2023 - 2024
Shapiro Equity Opportunities	Investor	1.17%	1.06%	1,230	-	2023 - 2024
Shapiro SMID Cap Equity	R5	0.89%	0.89%	51,693	-	2023 - 2024
Shapiro SMID Cap Equity	Y	0.99%	0.99%	1,188	-	2023 - 2024
Shapiro SMID Cap Equity	Investor	1.27%	1.18%	11,495	-	2023 - 2024

Of these amounts, $6,170 and $10,666 were disclosed as a receivable from the Manager on the Statements of Assets and Liabilities at December 31, 2020 for the Shapiro Equity Opportunities Fund and Shapiro SMID Cap Equity Fund respectively.

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of such fee or voluntary reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Funds for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Funds’ annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2023 and 2024. The Funds did not record a liability for potential reimbursements due to the current assessment that reimbursements are uncertain. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
Shapiro Equity Opportunities	$-	$77,138	$42,044	2020 - 2021
Shapiro Equity Opportunities	-	146,388	-	2021 - 2022
Shapiro Equity Opportunities	-	158,760	-	2022 - 2023
Shapiro SMID Cap Equity	-	77,033	42,009	2020 - 2021
Shapiro SMID Cap Equity	-	127,374	-	2021 - 2022
Shapiro SMID Cap Equity	-	145,928	-	2022 - 2023

Concentration of Ownership

From time to time, the Funds may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a significant ownership of more than 5% of the Funds’ outstanding shares could have a material impact on the Funds. As of December 31, 2020, based on management’s evaluation of the shareholder account base, 2 accounts has been identified as representing an unaffiliated significant ownership of approximately 43% for the Shapiro Equity Opportunities Fund and one account has been identified as representing an affiliated significant ownership of approximately 44% for d the Shapiro SMID Cap Equity Fund, respectively.

Trustee Fees and Expenses

Effective January 1, 2021, as compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $120,000; (2) meeting attendance fee (for attendance in person or via teleconference) of (a) $12,000 for in-person attendance, or $5,000 for telephonic attendance, by Board members for each regularly

21

American Beacon FundsSM

Notes to Financial Statements

December 31, 2020 (Unaudited)

scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For her service as Board Chair, Ms. Cline receives an additional annual retainer of $50,000. Although she attends several committee meetings at each quarterly Board meeting, she receives only a single $2,500 fee each quarter for her attendance at those meetings. The chairpersons of the Audit Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3.  Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and

22

American Beacon FundsSM

Notes to Financial Statements

December 31, 2020 (Unaudited)

less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Fund’s fair valuation procedures.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

23

American Beacon FundsSM

Notes to Financial Statements

December 31, 2020 (Unaudited)

4.  Securities and Other Investments

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Other Investment Company Securities and Other Exchange-Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies (“BDCs”), ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in securities of an investment company advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

5.  Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Equity Investments Risk

Equity securities are subject to market risk. The Funds’ investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Funds to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency exchange rate fluctuations, political and financial instability in the home country of a particular depositary receipt, less liquidity and more volatility, less government regulation and supervision and delays in transaction settlement.

24

American Beacon FundsSM

Notes to Financial Statements

December 31, 2020 (Unaudited)

Focused Holdings Risk

Because the Funds may have a focused portfolio of fewer companies, the increase or decrease of the value of a single investment may have a greater impact on the Funds’ NAV and total return when compared to other diversified funds.

Market Risk

The Funds are subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect a Fund’s performance. Equity securities generally have greater price volatility than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods. Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Non-Diversification Risk

The Funds are non-diversified, which means the Funds may focus their investments in the securities of a comparatively small number of issuers. Investments in securities of a limited number of issuers exposes the Funds to greater market risk and potential losses than if assets were diversified among the securities of a greater number of issuers.

Other Investment Companies Risk

The Funds may invest in shares of other registered investment companies, including ETFs and money market funds. To the extent that the Funds invest in shares of other registered investment companies, the Funds will indirectly bear the fees and expenses charged by those investment companies in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those companies. For example, ETF shares may trade at a premium or discount to their NAV. An ETF that tracks an index may not precisely replicate the returns of its benchmark index.

25

American Beacon FundsSM

Notes to Financial Statements

December 31, 2020 (Unaudited)

Recent Market Events Risk

An outbreak of infectious respiratory illness caused by a novel coronavirus, known as COVID-19, was first detected in China in December 2019 and has subsequently spread globally. The transmission of COVID-19 and efforts to contain its spread have resulted, and may continue to result, in significant disruptions to business operations, widespread business closures and layoffs, travel restrictions and closed borders, prolonged quarantines and stay-at-home orders, disruption of and delays in healthcare service preparation and delivery, service and event changes, and lower consumer demand, as well as general concern and uncertainty that has negatively affected the global economy. The impact of the COVID-19 pandemic may last for an extended period of time and may result in a sustained economic downturn or recession. The U.S. Federal Reserve and the U.S. federal government have taken numerous measures to address the economic impact of the COVID-19 pandemic and stimulate the U.S. economy. The ultimate effects of these and other efforts that may be taken may not be known for some time. The Federal Reserve has spent hundreds of billions of dollars to keep credit flowing through short-term money markets and has signaled that it plans to maintain its interventions at an elevated level. Amid these ongoing efforts, concerns about the markets’ dependence on the Federal Reserve’s provision of liquidity have grown. The U.S. government has reduced the federal corporate income tax rate, and future legislative, regulatory and policy changes may result in more restrictions on international trade, less stringent prudential regulation of certain players in the financial markets, and significant new investments in infrastructure and national defense. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. A rise in protectionist trade policies, slowing global economic growth, risks associated with the United Kingdom’s departure from the European Union on January 31, 2020, commonly referred to as “Brexit,” and trade agreement negotiations during the transition period, the risks associated with ongoing trade negotiations with China, the possibility of changes to some international trade agreements, tensions or open conflict between nations, or political or economic dysfunction within some nations that are major producers of oil could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time. Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

Securities Lending Risk

A Fund may lend its portfolio securities to brokers, dealers and financial institutions to seek income. There is a risk that a borrower may default on its obligations to return loaned securities; however, a Fund’s securities lending agent indemnifies the Fund against that risk. There is a risk that the assets of a Fund’s securities lending agent may be insufficient to satisfy any contractual indemnification requirements to the Fund. Borrowers of a Fund’s securities typically provide collateral in the form of cash that is reinvested in securities. A Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet obligations to the borrower. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a Fund’s ability to vote proxies or to settle transactions and there is the risk of possible loss of rights in the collateral should the borrower fail financially. In any case in which the loaned securities are not returned to the Fund before an ex-dividend date, the payment in lieu of the dividend that the Fund receives from the securities’ borrower would not be treated as a dividend for federal income tax purposes and thus would not qualify for treatment as “qualified dividend income”.

Securities Selection Risk

Securities selected by the sub-advisor or the Manager for the Funds may not perform to expectations. This could result in the Funds’ underperformance compared to other funds with similar investment objectives.

26

American Beacon FundsSM

Notes to Financial Statements

December 31, 2020 (Unaudited)

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, December 31, 2020.

Shapiro SMID Cap Equity Fund

	Remaining Contractual Maturity of the Agreements As of December 31, 2020
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$299,606	$-	$-	$-	$299,606

Total Borrowings	$299,606	$-	$-	$-	$299,606

Gross amount of recognized liabilities for securities lending transactions					$299,606

6.  Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended June 30, 2020 remain subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of December 31, 2020, the tax cost for each Fund and their respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Shapiro Equity Opportunities	$108,954,799	$16,155,149	$(1,979,572)	$14,175,577
Shapiro SMID Cap Equity	7,524,426	922,451	(541,826)	380,625

27

American Beacon FundsSM

Notes to Financial Statements

December 31, 2020 (Unaudited)

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of June 30, 2020, the Funds did not have any capital loss carryforwards.

7.  Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended December 31, 2020 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
Shapiro Equity Opportunities	$29,826,125	$17,502,634
Shapiro SMID Cap Equity	1,215,947	1,537,967

A summary of the Funds’ transactions in the USG Select Fund for the period ended December 31, 2020 were as follows:

Fund	Type of Transaction	June 30, 2020 Shares/Fair Value	Purchases	Sales	December 31, 2020 Shares/Fair Value
Shapiro Equity Opportunities	Direct	$284,009	$28,252,572	23,408,415	$5,128,166
Shapiro SMID Cap Equity	Direct	69,818	1,315,957	1,032,629	353,146
Shapiro SMID Cap Equity	Securities Lending	75,500	1,918,986	1,694,880	299,606

8.  Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedule of Investments and the collateral is shown on the Statements of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In

28

American Beacon FundsSM

Notes to Financial Statements

December 31, 2020 (Unaudited)

the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of December 31, 2020, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Shapiro SMID Cap Equity	295,639	299,606	-	299,606

Cash collateral is listed on the Funds’ Schedules of Investments and is shown on the Statements of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statements of Operations.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments or Statements of Assets and Liabilities.

9.  Borrowing Arrangements

Effective November 12, 2020 (the “Effective Date”), the Funds, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $150 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (”OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed. Each of the Participating Funds paid a proportional amount of a closing fee of $100,000 on the Effective Date and a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 11, 2021, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

On the Effective Date, the Funds, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $50 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (”OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed on each outstanding loan. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 11, 2021 unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Loan expense” on the Statements of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

29

American Beacon FundsSM

Notes to Financial Statements

December 31, 2020 (Unaudited)

During the period ended December 31, 2020, the Funds did not utilize this facility.

10.  Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds:

	R5 ClassA
	Six Months Ended December 31, 2020 (Unaudited)		Year Ended June 30, 2020
Shapiro Equity Opportunities Fund	Shares	Amount	Shares	Amount
Shares sold	1,850	$21,551	237,120	$2,564,845
Reinvestment of dividends	90,423	1,189,978	254,403	2,935,816
Shares redeemed	(12,381)	(133,646)	(923,683)	(6,848,462)

Net increase (decrease) in shares outstanding	79,892	$1,077,883	(432,160)	$(1,347,801)

	Y Class
	Six Months Ended December 31, 2020 (Unaudited)		Year Ended June 30, 2020
Shapiro Equity Opportunities Fund	Shares	Amount	Shares	Amount
Shares sold	1,427,449	$17,161,061	271,716	$2,702,820
Reinvestment of dividends	90,272	1,185,265	164,978	1,902,194
Shares redeemed	(186,950)	(2,118,308)	(377,492)	(3,757,703)

Net increase in shares outstanding	1,330,771	$16,228,018	59,202	$847,311

	Investor Class
	Six Months Ended December 31, 2020 (Unaudited)		Year Ended June 30, 2020
Shapiro Equity Opportunities Fund	Shares	Amount	Shares	Amount
Shares sold	111,613	$1,415,783	18,019	$180,454
Reinvestment of dividends	2,627	34,178	3,127	35,837
Shares redeemed	(6,695)	(76,684)	(52,559)	(493,525)

Net increase (decrease) in shares outstanding	107,545	$1,373,277	(31,413)	$(277,234)

	R5 ClassA
	Six Months Ended December 31, 2020 (Unaudited)		Year Ended June 30, 2020
Shapiro SMID Cap Equity Fund	Shares	Amount	Shares	Amount
Shares sold	-	$-	1,641	$15,879
Reinvestment of dividends	3,194	33,221	15,115	146,313
Shares redeemed	-	-	-	-

Net increase in shares outstanding	3,194	$33,221	16,756	$162,192

	Y Class
	Six Months Ended December 31, 2020 (Unaudited)		Year Ended June 30, 2020
Shapiro SMID Cap Equity Fund	Shares	Amount	Shares	Amount
Shares sold	487	$5,000	548	$5,300
Reinvestment of dividends	35	364	1,736	16,765
Shares redeemed	(518)	(4,053)	(29,530)	(220,721)

Net increase (decrease) in shares outstanding	4	$1,311	(27,246)	$(198,656)

	Investor Class
	Six Months Ended December 31, 2020 (Unaudited)		Year Ended June 30, 2020
Shapiro SMID Cap Equity Fund	Shares	Amount	Shares	Amount
Shares sold	3,621	$31,754	8,136	$71,758
Reinvestment of dividends	1,322	13,557	7,792	74,726
Shares redeemed	(9,972)	(82,569)	(10,591)	(95,696)

Net increase (decrease) in shares outstanding	(5,029)	$(37,258)	5,337	$50,788

A Formerly known as Institutional Class.

30

American Beacon FundsSM

Notes to Financial Statements

December 31, 2020 (Unaudited)

11.  Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

31

American Beacon Shapiro Equity Opportunities FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended December 31, 2020		Year Ended June 30,		September 12, 2017B to June 30, 2018
			2020	2019

	(unaudited)

Net asset value, beginning of period	$9.44		$11.28	$11.29	$10.00

Income (loss) from investment operations:
Net investment income	0.05		0.14	0.11	0.02
Net gains (losses) on investments (both realized and unrealized)	4.41		(1.36)	0.16	1.29

Total income (loss) from investment operations	4.46		(1.22)	0.27	1.31

Less distributions:
Dividends from net investment income	(0.05)		(0.11)	(0.07)	(0.02)
Distributions from net realized gains	(0.23)		(0.51)	(0.21)	(0.00	)C

Total distributions	(0.28)		(0.62)	(0.28)	(0.02)

Net asset value, end of period	$13.62		$9.44	$11.28	$11.29

Total returnD	47.35	%E	(11.84)%	2.97%	13.07	%E

Ratios and supplemental data:
Net assets, end of period	$59,065,835		$40,207,550	$52,917,588	$43,796,676
Ratios to average net assets:
Expenses, before reimbursements	0.91	%F	0.97%	0.98%	2.81	%F
Expenses, net of reimbursements	0.79	%F	0.79%	0.79%	0.79	%F
Net investment income (loss), before expense reimbursements	0.76	%F	1.11%	0.80%	(1.53	)%F
Net investment income, net of reimbursements	0.88	%F	1.29%	0.99%	0.49	%F
Portfolio turnover rate	20	%E	59%	54%	9	%G

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	Commencement of operations.
C	Amount represents less than $0.01 per share.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
G	Portfolio turnover rate is for the period from September 12, 2017 through June 30, 2018 and is not annualized.

See accompanying notes

32

American Beacon Shapiro Equity Opportunities FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended December 31, 2020		Year Ended June 30,		September 12, 2017A to June 30, 2018
			2020	2019

	(unaudited)

Net asset value, beginning of period	$9.43		$11.28	$11.30	$10.00

Income (loss) from investment operations:
Net investment income	0.02		0.12	0.10	0.03
Net gains (losses) on investments (both realized and unrealized)	4.42		(1.35)	0.16	1.29

Total income (loss) from investment operations	4.44		(1.23)	0.26	1.32

Less distributions:
Dividends from net investment income	(0.05)		(0.11)	(0.07)	(0.02)
Distributions from net realized gains	(0.23)		(0.51)	(0.21)	(0.00	)B

Total distributions	(0.28)		(0.62)	(0.28)	(0.02)

Net asset value, end of period	$13.59		$9.43	$11.28	$11.30

Total returnC	47.19	%D	(11.92)%	2.88%	13.17	%D

Ratios and supplemental data:
Net assets, end of period	$61,663,643		$30,239,629	$35,505,884	$26,419,367
Ratios to average net assets:
Expenses, before reimbursements	1.01	%E	1.09%	1.06%	2.77	%E
Expenses, net of reimbursements	0.89	%E	0.89%	0.89%	0.89	%E
Net investment income (loss), before expense reimbursements	0.65	%E	0.99%	0.77%	(0.79	)%E
Net investment income, net of reimbursements	0.77	%E	1.19%	0.94%	1.09	%E
Portfolio turnover rate	20	%D	59%	54%	9	%F

A	Commencement of operations.
B	Amount represents less than $0.01 per share.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from September 12, 2017 through June 30, 2018 and is not annualized.

See accompanying notes

33

American Beacon Shapiro Equity Opportunities FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended December 31, 2020		Year Ended June 30,		September 12, 2017A to June 30, 2018
			2020	2019

	(unaudited)

Net asset value, beginning of period	$9.35		$11.20	$11.25	$10.00

Income (loss) from investment operations:
Net investment income	0.02		0.08	0.07	0.02
Net gains (losses) on investments (both realized and unrealized)	4.38		(1.34)	0.16	1.25

Total income (loss) from investment operations	4.40		(1.26)	0.23	1.27

Less distributions:
Dividends from net investment income	(0.05)		(0.08)	(0.07)	(0.02)
Distributions from net realized gains	(0.23)		(0.51)	(0.21)	(0.00	)B

Total distributions	(0.28)		(0.59)	(0.28)	(0.02)

Net asset value, end of period	$13.47		$9.35	$11.20	$11.25

Total returnC	47.11	%D	(12.20)%	2.62%	12.67	%D

Ratios and supplemental data:
Net assets, end of period	$1,910,457		$320,828	$736,220	$180,767
Ratios to average net assets:
Expenses, before reimbursements	1.49	%E	2.20%	2.57%	4.88	%E
Expenses, net of reimbursements	1.10	%E	1.17%	1.17%	1.17	%E
Net investment income (loss), before expense reimbursements	0.13	%E	(0.11)%	(0.74)%	(3.54	)%E
Net investment income, net of reimbursements	0.52	%E	0.92%	0.66%	0.17	%E
Portfolio turnover rate	20	%D	59%	54%	9	%F

A	Commencement of operations.
B	Amount represents less than $0.01 per share.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from September 12, 2017 through June 30, 2018 and is not annualized.

See accompanying notes

34

American Beacon Shapiro SMID Cap Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended December 31, 2020		Year Ended June 30,		September 12, 2017B to June 30, 2018
			2020	2019

	(unaudited)

Net asset value, beginning of period	$7.62		$9.72	$11.39	$10.00

Income (loss) from investment operations:
Net investment income	0.06	C	0.04	0.05	0.01
Net gains (losses) on investments (both realized and unrealized)	3.32		(1.46)	(0.97)	1.38

Total income (loss) from investment operations	3.38		(1.42)	(0.92)	1.39

Less distributions:
Dividends from net investment income	(0.00	)D	(0.05)	(0.04)	-
Distributions from net realized gains	(0.13)		(0.63)	(0.71)	-

Total distributions	(0.13)		(0.68)	(0.75)	-

Net asset value, end of period	$10.87		$7.62	$9.72	$11.39

Total returnE	44.44	%F	(16.09)%	(6.67)%	13.90	%F

Ratios and supplemental data:
Net assets, end of period	$6,137,512		$4,276,389	$5,293,291	$5,124,948
Ratios to average net assets:
Expenses, before reimbursements	2.98	%G	3.22%	2.84%	4.32	%G
Expenses, net of reimbursementsH	0.90	%G	0.90%	0.89%	0.89	%G
Net investment (loss), before expense reimbursements	(0.82	)%G	(1.84)%	(1.47)%	(3.34	)%G
Net investment income, net of reimbursements	1.26	%G	0.48%	0.48%	0.08	%G
Portfolio turnover rate	21	%F	48%	56%	22	%I

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	Commencement of operations.
C	Net investment income includes significant dividend payment from PQ Group Holdings Inc. amounting to $0.0409.
D	Amount represents less than $0.01 per share.
E

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

F	Not annualized.
G	Annualized.
H	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses.
I	Portfolio turnover rate is for the period from September 12, 2017 through June 30, 2018 and is not annualized.

See accompanying notes

35

American Beacon Shapiro SMID Cap Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended December 31, 2020		Year Ended June 30,		September 12, 2017A to June 30, 2018
			2020	2019

	(unaudited)

Net asset value, beginning of period	$7.60		$9.71	$11.39	$10.00

Income (loss) from investment operations:
Net investment income	0.05	B	0.05	0.04	0.01
Net gains (losses) on investments (both realized and unrealized)	3.31		(1.48)	(0.97)	1.38

Total income (loss) from investment operations	3.36		(1.43)	(0.93)	1.39

Less distributions:
Dividends from net investment income	(0.00	)C	(0.05)	(0.04)	-
Distributions from net realized gains	(0.13)		(0.63)	(0.71)	-

Total distributions	(0.13)		(0.68)	(0.75)	-

Net asset value, end of period	$10.83		$7.60	$9.71	$11.39

Total returnD	44.29	%E	(16.21)%	(6.76)%	13.90	%E

Ratios and supplemental data:
Net assets, end of period	$149,171		$104,553	$398,161	$215,795
Ratios to average net assets:
Expenses, before reimbursements	2.99	%F	3.33%	2.87%	5.69	%F
Expenses, net of reimbursementsG	1.00	%F	1.00%	0.99%	0.99	%F
Net investment (loss), before expense reimbursements	(0.82	)%F	(1.91)%	(1.47)%	(4.47	)%F
Net investment income, net of reimbursements	1.17	%F	0.42%	0.41%	0.22	%F
Portfolio turnover rate	21	%E	48%	56%	22	%H

A	Commencement of operations.
B	Net investment income includes significant dividend payment from PQ Group Holdings Inc. amounting to $0.3009.
C	Amount represents less than $0.01 per share.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
G	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses.
H	Portfolio turnover rate is for the period from September 12, 2017 through June 30, 2018 and is not annualized.

See accompanying notes

36

American Beacon Shapiro SMID Cap Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended December 31, 2020		Year Ended June 30,		September 12, 2017A to June 30, 2018
			2020	2019

	(unaudited)

Net asset value, beginning of period	$7.53		$9.65	$11.36	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.04	B	0.01	0.04	(0.01)
Net gains (losses) on investments (both realized and unrealized)	3.29		(1.45)	(1.00)	1.37

Total income (loss) from investment operations	3.33		(1.44)	(0.96)	1.36

Less distributions:
Dividends from net investment income	(0.00	)C	(0.05)	(0.04)	-
Distributions from net realized gains	(0.13)		(0.63)	(0.71)	-

Total distributions	(0.13)		(0.68)	(0.75)	-

Net asset value, end of period	$10.73		$7.53	$9.65	$11.36

Total returnD	44.31	%E	(16.43)%	(7.06)%	13.60	%E

Ratios and supplemental data:
Net assets, end of period	$1,247,485		$913,709	$1,119,472	$352,882
Ratios to average net assets:
Expenses, before reimbursements	3.46	%F	3.86%	3.87%	6.12	%F
Expenses, net of reimbursementsG	1.24	%F	1.28%	1.27%	1.27	%F
Net investment (loss), before expense reimbursements	(1.35	)%F	(2.49)%	(2.44)%	(5.09	)%F
Net investment income (loss), net of reimbursements	0.87	%F	0.09%	0.16%	(0.24	)%F
Portfolio turnover rate	21	%E	48%	56%	22	%H

A	Commencement of operations.
B	Net investment income includes significant dividend payment from PQ Group Holdings Inc. amounting to $0.0450.
C	Amount represents less than $0.01 per share.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
G	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses.
H	Portfolio turnover rate is for the period from September 12, 2017 through June 30, 2018 and is not annualized.

See accompanying notes

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40

Delivery of Documents

eDelivery is NOW AVAILABLE - Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-PORT as of the end of each fiscal quarter. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. The Forms N-PORT may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately sixty days after the end of each calendar quarter.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT DST Asset Manager Solutions, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon Shapiro Equity Opportunities Fund and American Beacon Shapiro SMID Cap Equity Fund are service marks of American Beacon Advisors, Inc.

SAR 12/20

American Beacon® FUNDS

2020 SEMI-ANNUAL REPORT

December 31, 2020

SSI ALTERNATIVE INCOME FUND

TWENTYFOUR SHORT TERM BOND FUND

TWENTYFOUR STRATEGIC INCOME FUND

As of January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports are no longer sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports are made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by going to www.americanbeaconfunds.com and clicking on "Quick Links" and then "Register for E-Delivery."

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-658-5811, option 1, or you may directly inform your financial intermediary of your wish. A notice that will be mailed to you each time a report is posted will also include instructions for informing the Fund that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the American Beacon Funds Complex or your financial intermediary, as applicable.

About American Beacon Advisors

Since 1986, American Beacon Advisors, Inc. has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

SSI ALTERNATIVE INCOME FUND

The use of fixed-income securities, including convertible securities, entails interest rate and credit risks. In addition, the value of a convertible security could fluctuate based on the value of the underlying stock. Investing in derivative instruments involves liquidity, credit, interest rate and market risks. The Fund’s investments in high-yield securities, including restricted securities and floating rate securities, are subject to greater levels of credit, interest rate, market and liquidity risks than investment-grade securities. Short sales involve special risks, including greater reliance on the sub-advisor’s ability to accurately anticipate the future value of a security or instrument; the Fund’s losses are potentially unlimited in a short sale. Investing in foreign and emerging market securities may involve heightened risk due to currency fluctuations and economic and political risks. Investing in small- or mid-capitalization stocks may involve greater volatility and lower liquidity than larger company stocks. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

TWENTYFOUR SHORT TERM BOND FUND

The Fund’s investments in debt securities entail interest rate risk, which is the risk that debt securities will decrease in value with increases in market interest rates. Investing in high-yield securities (commonly referred to as “junk bonds”) is subject to greater levels of credit, interest rate, market and liquidity risks than investment-grade securities. Investing in derivative instruments, including forwards, futures, options, swaps and other instruments, involves liquidity, credit, interest rate and market risks and in some cases the addition of financial leverage, which can magnify these risks. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. The Fund may have high portfolio turnover risk, which could increase the Fund’s transaction costs and possibly have a negative impact on performance. Because the Fund may invest in fewer issuers than a more diversified portfolio, the fluctuating value of a single holding may have a greater effect on the value of the Fund. To the extent the Fund invests more heavily in particular sectors, its performance will be sensitive to factors affecting those sectors. Financial sector companies are heavily regulated and particularly sensitive to interest rate fluctuations. To the extent the Fund invests more heavily in a particular country or geographic region, its performance will be sensitive to factors affecting that country or region. United Kingdom securities are subject to continued uncertainty and instability arising from the United Kingdom’s departure from the European Union. Geopolitical and other events have led to market disruptions causing adverse changes in the value of investments broadly. Changes in value may be temporary or may last for extended periods.

TWENTYFOUR STRATEGIC INCOME FUND

Investing in derivative instruments involves liquidity, credit, interest rate and market risks. The Fund’s investments in debt securities entail interest rate risk which is the risk that debt securities will decrease in value with increases in market interest rates. Investments in high- yield securities, including loans, restricted securities and floating rate securities are subject to greater levels of credit, interest rate, market and liquidity risks than investment-grade securities. The Fund may have high portfolio turnover risk, which could increase the Fund’s transaction costs and possibly have a negative impact on performance. To the extent the Fund invests more heavily in particular sectors, its performance will be sensitive to factors affecting those sectors. Financial sector companies are heavily regulated and particularly sensitive to interest rate fluctuations. To the extent the Fund invests more heavily in a particular country or geographic region, its performance will be sensitive to factors affecting that country or region. United Kingdom securities are subject to continued uncertainty and instability arising from the United Kingdom’s departure from the European Union. Because the Fund may invest in fewer issuers than a more diversified portfolio, the fluctuating value of a single holding may have a greater effect on the value of the Fund. Investing in foreign and emerging market securities may involve heightened risk due to currency fluctuations and economic and political risks. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions, and, therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	December 31, 2020

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

For much of this reporting period, headlines pertaining to the COVID-19 pandemic and the U.S. presidential election dominated the 24-hour news cycle. Chances are, the media coverage about these ongoing headwinds – including sickness and death, healthcare insurance and vaccines, unemployment and underemployment, food and housing insecurities, civil unrest and disobedience, and the transition of government leadership – has left you feeling adrift and fearful.

During such uncertainty, we recognize that fear of loss can be a powerful emotion, leading many investors to make short-term decisions subject to a variety of potential error-leading biases. Unfortunately, short-term investment decisions may capsize future plans. We encourage investors to remain focused on the horizon by working with financial professionals to make thoughtful adjustments based on changing needs and long-term financial goals.

Our three Ds – direction, discipline and diversification – may help you navigate this conversation.

▶

Direction: Achieving your long-term financial goals requires an individualized plan of action. You may want your plan to provide some measure of protection against periods of geopolitical turmoil, economic uncertainty, market volatility and job insecurity. Your plan should be reviewed annually and be adjusted in the event your long-range needs change.

▶

Discipline: Long-term, systematic participation in an investment portfolio requires your resolution to maintain your bearing. Spending time in the market – rather than trying to time the market – may place you in a better position to reach your long-term financial goals.

▶

Diversification: By investing in different investment styles and asset classes, you may be able to help mitigate financial risks across your investment portfolio. By allocating your investment portfolio according to your risk-tolerance level, you may be better positioned to weather storms and achieve your long-term financial goals.

Since 1986, American Beacon has endeavored to provide investors with a disciplined approach to realizing long-term financial goals. As a manager of managers, we strive to provide investment products that may enable investors to participate during market upswings while potentially insulating against market downswings. The investment teams behind our mutual funds seek to produce consistent, long-term results rather than focus only on short-term movements in the markets. In managing our investment products, we emphasize identifying opportunities that offer the potential for long-term rewards.

Thank you for continuing to stay the course with American Beacon. For additional information about our investment products or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.

President

American Beacon Funds

American Beacon SSI Alternative Income FundSM

Performance Overview

December 31, 2020 (Unaudited)

The Investor Class of the American Beacon SSI Alternative Income Fund (the “Fund”) returned 9.86% for the six-month period ending December 31, 2020, outperforming the ICE BofA 3-Month Treasury Bill Index return of 0.07% for the same period.

Total Returns for the Period ended December 31, 2020

	Ticker	6 Months*	1 Year	3 Year	5 Year	Since Inception 05/25/2012
R5 Class** (1,2,4)	SSIJX	10.07%	10.28%	5.76%	5.46%	3.32%
Y Class (1,4)	PSCAX	9.96%	10.18%	5.71%	5.43%	3.30%
Investor Class (1,4)	PSCIX	9.86%	9.97%	5.43%	5.16%	3.06%

ICE BofA 3-Month U.S. Treasury Bill Index (3)		0.07%	0.67%	1.61%	1.20%	0.72%

*	Not Annualized.

**	Prior to February 28, 2020, the R5 Class was known as Institutional Class.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end-of-day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please call 1-800-967-9009 or visit www.americanbeaconfunds.com. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of fees charged to the Investor Class of the Fund was waived from Fund inception to 2014, recovered in 2015, and waived in 2016, 2019 and 2020. Performance prior to waiving fees was lower than actual returns shown for Fund inception to 2014 and for 2016 and 2019 through 2020. A portion of fees charged to the Y Class of the Fund was waived from Fund inception to 2014, recovered in 2015, and waived in 2016, 2019 and 2020. Performance prior to waiving fees was lower than actual returns shown for Fund inception to 2014 and for 2016 and 2019 through 2020.

2.

Fund performance for the three year, five-year and since inception periods represents the total returns achieved by the Y Class from 5/25/12 up to 5/17/19, the inception date of the R5 Class. Expenses of the R5 Class are lower than those of the Y Class. As a result, total returns shown may be lower than they would have been had the R5 Class been in existence since 5/25/12. A portion of fees charged to the R5 Class of the Fund has been waived since R5 Class inception (May 17, 2019). Performance prior to waiving fees was lower than actual returns shown.

3.

ICE BofA 3-Month U.S. Treasury Bill Index is an index of U.S. Treasury securities maturing in less than 3 months that assumes reinvestment of all income and is intended to track the daily performance of 3-month U.S. Treasury bills. One cannot directly invest in an index.

4.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the R5, Y and Investor Class shares were 4.92%, 2.34% and 2.99%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Convertibles were one of the best performing asset classes during the 6-month period due to positive investor sentiment, significant equity volatility among issuers, and strengthening credit fundamentals. Markets were further bolstered by vaccine approvals as investors anticipated the eventual end of the pandemic. U.S. election results also contributed to the positive backdrop as investors looked forward to more stimulus spending. Convertibles benefitted from strength in many technology-oriented growth stocks. Credit spreads narrowed, providing support to convertibles and other credit markets, yet convertible valuations remain reasonable relative to historical levels. New convertible issuance in 2020 was the strongest in 19 years, totaling a record $133.6 billion, with a good portion coming from the more cyclical industries that performed well during the period.

The Fund’s returns were diversified across its holdings with no individual position having an extraordinary impact on performance. The environment was robust for the portfolio with narrowing credit spreads, significant equity volatility and valuation improvement. Credit-focused positions benefitted from the improving economic backdrop and narrowing spreads. Equity volatility led to profitable trading opportunities through hedge-ratio adjustments—especially for high-valued, fast-growing technology companies. Offsetting these benefits, the Fed Funds rate of nearly zero percent resulted in minimal interest income for the Fund from its equity short positions. Technology, Finance and Health Care were the largest sector exposures in the Fund and continue to offer attractive risk-adjusted returns. New purchases were focused on convertibles with reasonable valuations, appealing yields and/or significant underlying equity volatility. Overall, income remained a primary driver of return.

American Beacon SSI Alternative Income FundSM

Performance Overview

December 31, 2020 (Unaudited)

Top Ten Holdings (% Net Assets)
MGIC Investment Corp., 9.000%, Due 4/1/2063		1.8
NCL Corp. Ltd., 6.000%, Due 5/15/2024		1.7
Zillow Group, Inc., 2.750%, Due 5/15/2025		1.7
Arbor Realty Trust, Inc., 4.750%, Due 11/1/2022		1.5
Granite Point Mortgage Trust, Inc., 5.625%, Due 12/1/2022		1.5
American Eagle Outfitters, Inc., 3.750%, Due 4/15/2025		1.4
AMG Capital Trust, 5.150%, Due 10/15/2037		1.3
Exact Sciences Corp., 0.375%, Due 3/15/2027		1.3
J2 Global, Inc., 1.750%, Due 11/1/2026		1.3
Workiva, Inc., 1.125%, Due 8/15/2026		1.3

Total Fund Holdings	123

Industry Allocation (% Equities)
Diversified Financial Services		25.0
Equity Real Estate Investment Trusts (REITs)		14.7
Capital Markets		13.4
Chemicals		13.2
Technology Hardware, Storage & Peripherals		12.9
Auto Components		7.4
Electronic Equipment, Instruments & Components		7.3
Machinery		6.1

Industry Allocation (% Fixed Income)
REITS		16.4
Software		12.3
Biotechnology		9.9
Internet		9.7
Leisure Time		4.9
Electronics		4.7
Retail		4.3
Pharmaceuticals		3.8
Diversified Financial Services		3.4
Commercial Services		2.9
Energy - Alternate Sources		2.9
Insurance		2.2
Transportation		2.1
Airlines		1.7
Health Care - Products		1.6
Lodging		1.5
Telecommunications		1.4
Computers		1.3
Electric		1.3
Entertainment		1.3
Pipelines		1.3
Engineering & Construction		1.2
Home Builders		1.2
Food		1.1
Machinery - Diversified		1.1
Oil & Gas		1.0
Investment Companies		0.8
Semiconductors		0.6
Auto Parts & Equipment		0.5
Aerospace/Defense		0.5
Machinery - Construction & Mining		0.4
Mining		0.4
Apparel		0.3

American Beacon TwentyFour Short Term Bond Fund

Performance Overview

December 31, 2020 (Unaudited)

The A Class of the American Beacon TwentyFour Short Term Bond Fund (the “Fund”) returned 2.94% for the six-month period ended December 31, 2020, while the ICE BofA 1-3 Year U.S. Corporate Index (the “Index”) returned 1.48% for the same period.

Total Returns for the Period ended December 31, 2020

	Ticker	6 Months*	Since Inception 02/18/2020
R6 Class** (1)	TFBRX	3.14%	2.95%
Y Class (1)	TFBRX	3.04%	2.75%
A Class without Sales Charge (1,2)	TFBAX	2.94%	2.54%
A Class with Sales Charge (1,2)	TFBAX	0.41%	(0.05)%
C Class without Sales Charge (1,3)	TFBCX	2.65%	1.84%
C Class with Sales Charge (1,3)	TFBCX	1.65%	0.84%

ICE BofA 1-3 Yr US Corporate Bond Index (4)		1.48%	3.50%

*	Not annualized.

**	Prior to February 28, 2020, the R5 Class was known as Institutional Class.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end-of-day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of the fees charged to each Class of the Fund has been waived since Fund inception. Performance prior to waiving fees was lower than the actual returns shown since inception.

2.	A Class shares have a maximum sales charge of 2.50%.

3.	The maximum contingent deferred sales charge for the C Class is 1.00% for shares redeemed within one year of the date of purchase.

4.

The ICE BofA 1-3 Year U.S. Corporate Index is an unmanaged index that tracks the performance of the U.S. dollar-denominated investment-grade public debt issued in the U.S. domestic bond market. Qualifying bonds must have at least one year but less than three years remaining term to maturity, a fixed coupon schedule and a minimum amount outstanding of $150 million. One cannot directly invest in an index.

5.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the Y, A, C and R6 Class shares were 1.46%, 1.76%, 2.51% and 1.36%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report

After the extreme moves of the first half of 2020, a more orderly market environment was seen across the second half of 2020. During the second half, the Banking industry contributed 0.78% with Insurance contributing 1.23%, the overall Financial sector was up 2.01%. Asset-Backed Securities continued their improvement with Residential Mortgage-Backed Securities adding 0.11%, with all other individual sectors in the green for the second half of 2020.

The Fund’s weighted-average credit quality at period-end was investment grade (IG). Regarding currency, the Fund held positions denominated in local currencies in the UK and Europe, however all foreign currency exposures were hedged back to the U.S. dollar.

All things considered, given what happened in 2020, the portfolio managers are pleased with the performance. De-risking the Fund did not stop losses through March, but it did significantly ameliorate them amid the wild sell-off and the ‘dash for cash’ that saw extreme movements in all assets. Portfolio volatility has remained towards the low end of the allowable range.

American Beacon TwentyFour Short Term Bond Fund

Performance Overview

December 31, 2020 (Unaudited)

Given the tighter nature of non-financial spreads in investment grade, the Fund focused slightly more on Financials where the yield advantage was considerable (even within short-dated IG), and also favored hybrids within non-financials, but the Fund kept spread duration very low to protect capital while generating yield.

The issues of 2020 have taken the world to the point where sovereign yields have collapsed globally, and with some sub-sectors of non-financial IG credit looking tight in spread terms, the continual challenge of maximizing income while protecting capital remains ever present.

The sub-advisor’s investment process incorporates top-down asset allocation and duration management with rigorous bottom-up credit analysis in a highly flexible approach that seeks to take advantage of prevailing market conditions. This team-based process has remained consistent since the Fund’s inception.

Top Ten Holdings (% Net Assets)
Ripon Mortgages PLC, 1.551%, Due 8/20/2056, 1X C1, (3-mo. GBP LIBOR + 1.500%)		4.7
U.S. Treasury Notes/Bonds, 1.750%, Due 7/31/2021		4.0
Rothesay Life PLC, 8.000%, Due 10/30/2025		3.2
Harben Finance PLC, 1.851%, Due 8/20/2056, 2017-1X D, (3-mo. GBP LIBOR + 1.800%)		3.1
Tower Bridge Funding PLC, 2.634%, Due 12/20/2061, 3 D, (3-mo. GBP LIBOR + 2.600%)		3.0
Barclays Bank PLC, 10.000%, Due 5/21/2021		2.5
Argenta Spaarbank N.V., 3.875%, Due 5/24/2026, (5-Yr. Annual EUR Swap + 3.950%)		2.4
Credit Agricole S.A., 7.375%, Due 12/18/2023		2.4
Phoenix Group Holdings PLC, 6.625%, Due 12/18/2025		2.4
Orange S.A., 5.750%, Due 4/1/2023, (5-Yr. GBP Swap + 3.353%)		2.2

Total Fund Holdings	57

Sector Allocation (% Fixed Income)
Financial		53.5
Collateralized Mortgage Obligations		11.0
Communications		10.0
Utilities		9.3
Consumer, Non-Cyclical		4.5
U.S. Treasury Obligations		4.1
Consumer, Cyclical		3.0
Industrial		2.5
Technology		2.1

Industry Allocation (% Fixed Income)
Insurance		24.4
Banks		24.1
Collateralized Mortgage Obligations		10.9
Telecommunications		8.8
Electric		5.3
U.S. Treasury Obligations		4.1
Diversified Financial Services		4.0
Gas		2.6
Software		2.1
Food		1.7
Entertainment		1.6
Health Care – Services		1.5
Auto Parts & Equipment		1.4
Commercial Services		1.4
Transportation		1.4
Water		1.4
Media		1.2
Hand/Machine Tools		1.1
REITS		1.0

American Beacon TwentyFour Short Term Bond Fund

Performance Overview

December 31, 2020 (Unaudited)

Country Allocation (% Investments)
United Kingdom	64.1
United States	9.8
France	4.7
Netherlands	4.0
Germany	3.1
Australia	2.8
Belgium	2.5
Switzerland	2.0
Mexico	1.7
Norway	1.4
South Africa	1.4
Italy	1.3
Austria	1.2

American Beacon TwentyFour Strategic Income FundSM

Performance Overview

December 31, 2020 (Unaudited)

The Investor Class of the American Beacon TwentyFour Strategic Income Fund (the “Fund”) returned 8.03% for the six-month period ended December 31, 2020, outperforming the Bloomberg Barclays Global Aggregate Index (USD Hedged) (the “Index”) return of 1.62%.

Total Returns for the Period ended December 31, 2020

	Ticker	6 Months*	1 Year	3 Year	Since Inception 04/03/2017
R5 Class** (1,5)	TFGIX	8.24%	8.09%	6.25%	6.81%
Y Class (1,5)	TFGYX	8.08%	7.92%	6.17%	6.71%
Investor Class (1,5)	TFGPX	8.03%	7.71%	5.89%	6.43%
A Class with Sales Charge (1,2)	TFSAX	3.96%	3.69%	4.65%	5.51%
A Class without Sales Charge (1,2)	TFSAX	8.05%	7.70%	5.99%	6.59%
C Class with Sales Charge (1,3)	TFGCX	6.58%	5.83%	5.40%	6.12%
C Class without Sales Charge (1,3)	TFGCX	7.58%	6.83%	5.40%	6.12%

Bloomberg Barclays Global Aggregate Index Hedged to USD (4)		1.62%	5.58%	5.15%	4.81%
ICE BofA U.S. Dollar 3-Month LIBOR Constant Maturity Index (4)		0.14%	1.08%	1.92%	1.77%

*	Not annualized.

**	Prior to February 28, 2020, the R5 Class was known as Institutional Class.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end-of-day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of the fees charged to each Class of the Fund has been waived since Fund inception. Performance prior to waiving fees was lower than the actual returns shown since inception.

2.

Fund performance for the three-year and since inception periods represents the total returns achieved by the R5 Class from 4/3/17 up to 10/29/18, the inception date of the A Class. Expenses of the A Class are higher than those of the R5 Class. As a result, total returns shown may be higher than they would have been had the A Class been in existence since 4/3/17. A Class shares have a maximum sales charge of 3.75%.

3.

Fund performance for the three-year and since inception periods represents the total returns achieved by the R5 Class from 4/03/17 up to 10/29/18, the inception date of the C Class. Expenses of the C Class are higher than those of the R5 Class. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 4/03/17. The maximum contingent deferred sales charge for the C Class is 1.00% for shares redeemed within one year of the date of purchase.

4.

The ICE BofA U.S. Dollar 3-Month LIBOR Constant Maturity Index tracks the performance of a synthetic asset paying LIBOR to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (at a yield equal to the current day fixing rate) and rolled into a new instrument. The Bloomberg Barclays Global Aggregate Index tracks the performance of global investment-grade debt, including treasury, government-related, corporate and securitized fixed-rate bonds, denominated in local currencies from developed and emerging markets issuers and hedged back to U.S. Dollars (USD). Securities must have at least one year until final maturity, or average life as applicable, and must meet minimum issue size criteria. Prior to October 28, 2020, the Fund’s secondary benchmark was the Bloomberg Barclays Global Aggregate Index unhedged to USD. One cannot directly invest in an index.

5.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the R5, Y, Investor, A, and C Class shares were 1.02%, 1.10%, 1.43%, 1.35%, and 2.15%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund was well positioned in Financials with banks and insurance companies producing solid results during the period. In fact, all corporate industries contributed positively to performance for the second half of 2020 with Additional Tier One capital instruments and Insurance being the top contributors. The Fund ended the period with over 50% in corporate issues, while it also benefited from holdings in various asset-backed and securitized sectors. Positions denominated in local currencies in the UK and Europe continued to be hedged back to the US dollar.

American Beacon TwentyFour Strategic Income FundSM

Performance Overview

December 31, 2020 (Unaudited)

An extraordinary year ended in mixed fashion, with the fourth quarter mirroring the full year to some extent. There were various events that dampened investor sentiment and where risk-off assets performed well, but overall, 2020 ended with credit on a firm footing. The US election produced not only a new President but a Senate race that gave control to the Democrats in the Georgia run-off. President Trump was slow to concede and launched numerous legal challenges, with these developments initially dampening sentiment, but with a new stimulus package finally being passed and with further support promised, the markets quickly looked beyond this uncertainty.

The big global development of the fourth quarter was undoubtedly the announcement that various COVID-19 vaccines had been approved for use and were being rolled out. This gave the markets even more confidence that there was an end date in sight for the pandemic, with the ongoing stimulus packages remaining the main drivers.

The portfolio managers believe the markets will continue to move tighter, though not in a straight line, and periods of volatility should be expected. The team will remain invested in credit, with short-dated Treasuries being held for periods of volatility when better value can be found.

The Fund has maintained a focus on low volatility and high flexibility by concentrating its risk exposures on the short end of the credit curve. In addition, longer dated U.S. Treasuries offered protection from a potential deterioration in economic data and provided ample liquidity to adjust to market events as needed. The Fund ended the period with a duration of 3.6 years, versus 7.3 years for the Index.

Despite its lower duration, the Fund held a gross yield of approximately 3.75% on the underlying portfolio at period-end. The SEC 30-day yield as of December 31, 2020 was 2.31% for the Investor Class, which was subsidized by expense waivers/reimbursements in the amount of 0.10%. The Fund’s higher yield, coupled with its lower duration, reflects a cautious outlook for interest rates and economic growth. The sub-advisor’s investment process incorporates top-down asset allocation and duration management with rigorous bottom-up credit analysis in a highly flexible approach that seeks to take advantage of prevailing market conditions. This team-based process has remained consistent since the Fund’s inception.

Top Ten Holdings (% Net Assets)
U.S. Treasury Notes/Bonds, 0.125%, Due 11/30/2022		5.1
Italy Buoni Poliennali Del Tesoro, 1.650%, Due 12/1/2030		4.7
U.S. Treasury Notes/Bonds, 0.125%, Due 4/30/2022		4.4
Coventry Building Society, 6.875%, Due 9/18/2024, (5-Yr. UK Government Bond + 6.111%)		1.7
Madison Park Euro Funding DAC, 3.100%, Due 7/15/2030, (3-mo. EUR EURIBOR + 3.100%)		1.5
Italy Buoni Poliennali Del Tesoro, 0.900%, Due 4/1/2031		1.4
Pension Insurance Corp. PLC, 7.375%, Due 7/25/2029, (5-Yr. UK Government Bond + 6.658%)		1.4
Durham Mortgages B PLC, 1.251%, Due 3/31/2054, 2018-BX C, (3-mo. EUR EURIBOR + 2.100%)		1.3
Phoenix Group Holdings PLC, 5.750%, Due 12/31/2049		1.2
Nationwide Building Society, 5.875%, Due 12/20/2024, (5-Yr. UK Government Bond + 5.390%)		1.1

Total Fund Holdings	231

Industry Allocation (% Fixed Income)
Banks		23.3
Insurance		11.7
U.S. Treasury Obligations		10.0
Asset-Backed Obligations		9.8
Foreign Sovereign Obligations		6.3
Diversified Financial Services		5.2
Savings & Loans		4.8
Collateralized Mortgage Obligations		3.6
Telecommunications		3.5
Real Estate		2.6
Oil & Gas		2.3
Building Materials		2.2
Media		2.2

American Beacon TwentyFour Strategic Income FundSM

Performance Overview

December 31, 2020 (Unaudited)

Chemicals	1.5
Commercial Services	1.2
Packaging & Containers	1.0
Auto Manufacturers	0.8
Retail	0.8
Health Care – Services	0.7
Pharmaceuticals	0.7
Agriculture	0.6
Machinery – Diversified	0.6
Miscellaneous Manufacturing	0.6
Auto Parts & Equipment	0.5
Home Builders	0.5
Internet	0.5
Lodging	0.5
REITS	0.4
Entertainment	0.3
Cosmetics/Personal Care	0.2
Energy – Alternate Sources	0.2
Food	0.2
Household Products/Wares	0.2
Pipelines	0.2
Electric	0.1
Engineering & Construction	0.1
Environmental Control	0.1

Country Allocation (% Investments)
United Kingdom	25.3
United States	20.0
Italy	10.4
Ireland	8.1
Netherlands	5.7
France	5.3
Germany	3.7
Spain	2.9
Mexico	2.4
Luxembourg	1.8
Cayman Islands	1.6
Switzerland	1.6
Austria	1.0
Chile	0.9
United Arab Emirates	0.9
Canada	0.8
Sweden	0.8
China	0.7
Kuwait	0.7
India	0.6
Israel	0.5
Republic of Mauritius	0.5
Saudi Arabia	0.5
Australia	0.4
Belgium	0.4
Georgia	0.4
Panama	0.4
Romania	0.4
Singapore	0.4
Ukraine	0.3
British Virgin Islands	0.2
Finland	0.2
Morocco	0.1
Swaziland	0.1

American Beacon FundsSM

Expense Examples

December 31, 2020 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from July 1, 2020 through December 31, 2020.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and R5 Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Funds with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and R5 Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Funds, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

American Beacon FundsSM

Expense Examples

December 31, 2020 (Unaudited)

American Beacon SSI Alternative Income Fund

	Beginning Account Value 7/1/2020	Ending Account Value 12/31/2020	Expenses Paid During Period 7/1/2020-12/31/2020*
R5 Class**
Actual	$1,000.00	$1,101.80	$10.01
Hypothetical***	$1,000.00	$1,015.68	$9.60
Y Class
Actual	$1,000.00	$1,101.80	$10.38
Hypothetical***	$1,000.00	$1,015.33	$9.96
Investor Class
Actual	$1,000.00	$1,100.80	$11.65
Hypothetical***	$1,000.00	$1,014.12	$11.17

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 1.89%, 1.96%, and 2.20% for the R5, Y, and Investor Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (365) to reflect the half-year period.

**	Formerly known as Institutional Class.
***	5% return before expenses.

American Beacon TwentyFour Short Term Bond Fund

	Beginning Account Value 7/1/2020	Ending Account Value 12/31/2020	Expenses Paid During Period 7/1/2020-12/31/2020*
Y Class
Actual	$1,000.00	$1,029.40	$2.97
Hypothetical**	$1,000.00	$1,022.28	$2.96
A Class
Actual	$1,000.00	$1,028.50	$4.45
Hypothetical**	$1,000.00	$1,020.82	$4.43
C Class
Actual	$1,000.00	$1,024.40	$8.27
Hypothetical**	$1,000.00	$1,017.04	$8.24
R6 Class
Actual	$1,000.00	$1,030.40	$2.41
Hypothetical**	$1,000.00	$1,022.84	$2.40

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.57%, 0.87%, 1.62%, and 0.47% for the Y, A, C, and R6 Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.

American Beacon TwentyFour Strategic Income Fund

	Beginning Account Value 7/1/2020	Ending Account Value 12/31/2020	Expenses Paid During Period 7/1/2020-12/31/2020*
R5 Class**
Actual	$1,000.00	$1,082.40	$3.78
Hypothetical***	$1,000.00	$1,021.58	$3.67
Y Class
Actual	$1,000.00	$1,080.80	$4.25
Hypothetical***	$1,000.00	$1,021.12	$4.13
Investor Class
Actual	$1,000.00	$1,083.00	$5.72
Hypothetical***	$1,000.00	$1,019.71	$5.55
A Class
Actual	$1,000.00	$1,080.50	$5.66
Hypothetical***	$1,000.00	$1,019.76	$5.50
C Class
Actual	$1,000.00	$1,075.80	$9.73
Hypothetical***	$1,000.00	$1,015.83	$9.45

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.72%, 0.81%, 1.09%, 1.08%, and 1.86% for the R5, Y, Investor, A, and C Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (365) to reflect the half-year period.

**	Formerly known as Institutional Class.
***	5% return before expenses.

American Beacon SSI Alternative Income FundSM

Schedule of Investments

December 31, 2020 (Unaudited)

	Shares	Fair Value

SECURITIES HELD LONG - 99.59%

COMMON STOCKS - 0.16%

Financials - 0.16%

Diversified Financial Services - 0.16%
Cerberus Telecom Acquisition Corp.A B C	12,572	$134,017
CONX Corp.A C	8,416	87,947
Far Peak Acquisition Corp.A B C	10,000	103,500

Total Financials		325,464

Total Common Stocks (Cost $309,880)		325,464

CONVERTIBLE PREFERRED STOCKS 5.77%

Consumer Discretionary - 0.44%

Auto Components - 0.44%
Aptiv PLC, Series A, 5.500%, Due 06/15/2023	6,025	918,803

Financials - 0.79%

Capital Markets - 0.79%
Cowen, Inc., Series AD E	1,485	1,653,677

Industrials - 0.36%

Machinery - 0.36%
Fortive Corp., Series A, 5.000%, Due 07/1/2021	744	747,126

Information Technology - 1.20%

Electronic Equipment, Instruments & Components - 0.43%
II-VI, Inc., Series A, 6.000%, Due 07/1/2023	2,828	898,808

Technology Hardware, Storage & Peripherals - 0.77%
NCR Corp., Series A, 5.500%, PIK (In-kind rate 5.500%)E	1,113	1,597,544

Total Information Technology		2,496,352

Materials - 0.78%

Chemicals - 0.78%
International Flavors & Fragrances, Inc., 6.000%, Due 09/15/2021	5,948	242,916
Lyondellbasell Advanced Polymers, Inc.E	1,340	1,386,900

		1,629,816

Total Materials		1,629,816

Real Estate - 2.20%

Diversified Financial Services - 1.33%
AMG Capital Trust, 5.150%, Due 10/15/2037D	55,669	2,768,488

Equity Real Estate Investment Trusts (REITs) - 0.87%
New York Community Capital Trust, 6.000%, Due 11/1/2051	39,483	1,810,295

Total Real Estate		4,578,783

Total Convertible Preferred Stocks (Cost $10,972,555)		12,024,557

	Principal Amount

CONVERTIBLE OBLIGATIONS - 74.39%

Communications - 6.76%

Internet - 5.67%
Boingo Wireless, Inc., 1.000%, Due 10/1/2023D	$1,086,000	993,690
FireEye, Inc., 1.625%, Due 6/1/2035, Series BD F	41,000	40,232

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

December 31, 2020 (Unaudited)

	Principal Amount	Fair Value

SECURITIES HELD LONG - 99.59% (continued)

CONVERTIBLE OBLIGATIONS - 74.39% (continued)

Communications - 6.76% (continued)

Internet - 5.67% (continued)
Match Group Financeco, Inc., 2.000%, Due 1/15/2030D G	$1,131,000	$2,190,369
Palo Alto Networks, Inc., 0.750%, Due 7/1/2023D	1,216,000	1,715,052
Perficient, Inc., 1.250%, Due 8/1/2025D G	1,070,000	1,221,409
Q2 Holdings, Inc., 0.750%, Due 6/1/2026D	1,338,000	2,049,338
Zillow Group, Inc., 2.750%, Due 5/15/2025D	1,734,000	3,604,589

		11,814,679

Telecommunications - 1.09%
Infinera Corp., 2.125%, Due 9/1/2024D	724,000	897,608
Liberty Interactive LLC, 3.500%, Due 1/15/2031F	485,000	436,069
Vonage Holdings Corp., 1.750%, Due 6/1/2024D	865,000	934,226

		2,267,903

Total Communications		14,082,582

Consumer, Cyclical - 11.53%

Airlines - 0.72%
Southwest Airlines Co., 1.250%, Due 5/1/2025D	1,035,000	1,503,337

Apparel - 0.26%
Under Armour, Inc., 1.500%, Due 6/1/2024D G	333,000	548,896

Auto Parts & Equipment - 0.41%
Meritor, Inc., 3.250%, Due 10/15/2037D F	754,000	865,416

Entertainment - 1.01%
Cinemark Holdings, Inc., 4.500%, Due 8/15/2025D G	1,440,000	2,101,658

Home Builders - 0.99%
Winnebago Industries, Inc., 1.500%, Due 4/1/2025D	1,737,000	2,057,109

Leisure Time - 3.94%
Callaway Golf Co., 2.750%, Due 5/1/2026D G	1,322,000	2,102,281
NCL Corp. Ltd., 6.000%, Due 5/15/2024D G	1,636,000	3,431,829
Royal Caribbean Cruises Ltd.,
4.250%, Due 6/15/2023D G	1,433,000	1,904,806
2.875%, Due 11/15/2023G	650,000	776,750

		8,215,666

Lodging - 0.74%
Marcus Corp., 5.000%, Due 9/15/2025D G	1,075,000	1,541,778

Retail - 3.46%
American Eagle Outfitters, Inc., 3.750%, Due 4/15/2025D G	1,184,000	2,883,316
Bloomin’ Brands, Inc., 5.000%, Due 5/1/2025D G	1,386,000	2,545,099
Burlington Stores, Inc., 2.250%, Due 4/15/2025D G	676,000	936,437
National Vision Holdings, Inc., 2.500%, Due 5/15/2025D G	522,000	841,725

		7,206,577

Total Consumer, Cyclical		24,040,437

Consumer, Non-Cyclical - 15.39%

Biotechnology - 7.92%
Apellis Pharmaceuticals, Inc., 3.500%, Due 9/15/2026D	1,051,000	1,763,292
Exact Sciences Corp., 0.375%, Due 3/15/2027D	1,971,000	2,727,558
Gossamer Bio, Inc., 5.000%, Due 6/1/2027D	611,000	550,405
Halozyme Therapeutics, Inc., 1.250%, Due 12/1/2024D G	1,079,000	2,025,959

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

December 31, 2020 (Unaudited)

	Principal Amount	Fair Value

SECURITIES HELD LONG - 99.59% (continued)

CONVERTIBLE OBLIGATIONS - 74.39% (continued)

Consumer, Non-Cyclical - 15.39% (continued)

Biotechnology - 7.92% (continued)
Innoviva, Inc., 2.125%, Due 1/15/2023D	$993,000	$987,662
Insmed, Inc., 1.750%, Due 1/15/2025D	710,000	796,770
Ionis Pharmaceuticals, Inc., 0.125%, Due 12/15/2024D	1,488,000	1,518,611
Ligand Pharmaceuticals, Inc., 0.750%, Due 5/15/2023D	2,545,000	2,394,809
Novavax, Inc., 3.750%, Due 2/1/2023D	424,000	529,380
Radius Health, Inc., 3.000%, Due 9/1/2024D	1,436,000	1,283,552
Theravance Biopharma, Inc., 3.250%, Due 11/1/2023D	1,174,000	1,105,686
Travere Therapeutics, Inc., 2.500%, Due 9/15/2025D	819,000	826,207

		16,509,891

Commercial Services - 2.28%
2U, Inc., 2.250%, Due 5/1/2025D G	499,000	805,046
FTI Consulting, Inc., 2.000%, Due 8/15/2023D	1,297,000	1,620,601
Sabre GLBL, Inc., 4.000%, Due 4/15/2025D G	697,000	1,250,767
Stride, Inc., 1.125%, Due 9/1/2027D G	1,322,000	1,072,729

		4,749,143

Food - 0.86%
Chefs’ Warehouse, Inc., 1.875%, Due 12/1/2024D	1,864,000	1,794,697

Health Care - Products - 1.31%
LivaNova USA, Inc., 3.000%, Due 12/15/2025D G	650,000	849,875
NanoString Technologies, Inc., 2.625%, Due 3/1/2025D G	679,000	1,076,992
Varex Imaging Corp., 4.000%, Due 6/1/2025D G	756,000	796,243

		2,723,110

Pharmaceuticals - 3.02%
Coherus Biosciences, Inc., 1.500%, Due 4/15/2026D G	534,000	615,012
Flexion Therapeutics, Inc., 3.375%, Due 5/1/2024D	1,658,000	1,463,185
Jazz Investments Ltd.,
1.500%, Due 8/15/2024D	2,101,000	2,233,254
2.000%, Due 6/15/2026G	974,000	1,267,520
Zogenix, Inc., 2.750%, Due 10/1/2027D G	650,000	716,353

		6,295,324

Total Consumer, Non-Cyclical		32,072,165

Energy - 3.93%

Energy - Alternate Sources - 2.10%
Enphase Energy, Inc., 0.250%, Due 3/1/2025D G	946,000	2,139,257
SunPower Corp., 4.000%, Due 1/15/2023D	1,740,000	2,249,374

		4,388,631

Oil & Gas - 0.78%
Helix Energy Solutions Group, Inc.,
4.125%, Due 9/15/2023D	662,000	630,629
6.750%, Due 2/15/2026	950,000	986,674

		1,617,303

Pipelines - 1.05%
Cheniere Energy, Inc., 4.250%, Due 3/15/2045D F	2,795,000	2,183,652

Total Energy		8,189,586

Financial - 17.56%

Diversified Financial Services - 2.06%
Encore Capital Group, Inc., 2.875%, Due 3/15/2021D	554,000	551,530
i3 Verticals LLC, 1.000%, Due 2/15/2025D G	1,002,000	1,030,538

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

December 31, 2020 (Unaudited)

	Principal Amount	Fair Value

SECURITIES HELD LONG - 99.59% (continued)

CONVERTIBLE OBLIGATIONS - 74.39% (continued)

Financial - 17.56% (continued)

Diversified Financial Services - 2.06% (continued)
PRA Group, Inc., 3.500%, Due 6/1/2023D	$1,973,000	$2,140,259
WisdomTree Investments, Inc., 4.250%, Due 6/15/2023D G	515,000	581,950

		4,304,277

Insurance - 1.76%
MGIC Investment Corp., 9.000%, Due 4/1/2063D G	2,831,000	3,659,068

Investment Companies - 0.62%
New Mountain Finance Corp., 5.750%, Due 8/15/2023D F	1,250,000	1,284,375

REITS - 13.12%
Apollo Commercial Real Estate Finance, Inc.,
4.750%, Due 8/23/2022	1,032,000	983,075
5.375%, Due 10/15/2023D	2,811,000	2,610,203
Arbor Realty Trust, Inc., 4.750%, Due 11/1/2022D	3,169,000	3,171,883
Blackstone Mortgage Trust, Inc., 4.750%, Due 3/15/2023	1,788,000	1,779,952
Granite Point Mortgage Trust, Inc.,
5.625%, Due 12/1/2022G	3,303,000	3,139,916
6.375%, Due 10/1/2023D	1,320,000	1,204,500
iStar, Inc., 3.125%, Due 9/15/2022D	1,149,000	1,351,950
KKR Real Estate Finance Trust, Inc., 6.125%, Due 5/15/2023D	1,353,000	1,362,000
MFA Financial, Inc., 6.250%, Due 6/15/2024	2,313,000	2,301,392
New York Mortgage Trust, Inc., 6.250%, Due 1/15/2022	1,472,000	1,450,197
Pebblebrook Hotel Trust, 1.750%, Due 12/15/2026	130,000	138,226
PennyMac Corp., 5.500%, Due 11/1/2024D	2,681,000	2,634,083
Redwood Trust, Inc., 4.750%, Due 8/15/2023	2,724,000	2,568,598
Two Harbors Investment Corp., 6.250%, Due 1/15/2022D	1,268,000	1,264,830
Western Asset Mortgage Capital Corp., 6.750%, Due 10/1/2022F	1,583,000	1,389,083

		27,349,888

Total Financial		36,597,608

Industrial - 7.54%

Aerospace/Defense - 0.40%
Kaman Corp., 3.250%, Due 5/1/2024D	719,000	828,106

Electronics - 3.79%
GoPro, Inc., 1.250%, Due 11/15/2025D G	944,000	1,070,462
II-VI, Inc., 0.250%, Due 9/1/2022D	1,536,000	2,564,698
Knowles Corp., 3.250%, Due 11/1/2021D	811,000	917,932
OSI Systems, Inc., 1.250%, Due 9/1/2022D	2,150,000	2,293,744
Vishay Intertechnology, Inc., 2.250%, Due 6/15/2025D	1,004,000	1,045,764

		7,892,600

Engineering & Construction - 0.98%
Granite Construction, Inc., 2.750%, Due 11/1/2024D	1,897,000	2,041,290

Machinery - Construction & Mining - 0.36%
Bloom Energy Corp., 2.500%, Due 8/15/2025D G	391,000	748,489

Machinery - Diversified - 0.84%
Middleby Corp., 1.000%, Due 9/1/2025D G	1,438,000	1,756,158

Transportation - 1.17%
Air Transport Services Group, Inc., 1.125%, Due 10/15/2024D	832,000	987,509
SEACOR Holdings, Inc., 3.250%, Due 5/15/2030D F	1,511,000	1,462,648

		2,450,157

Total Industrial		15,716,800

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

December 31, 2020 (Unaudited)

	Principal Amount	Fair Value

SECURITIES HELD LONG - 99.59% (continued)

CONVERTIBLE OBLIGATIONS - 74.39% (continued)

Technology - 10.65%

Computers - 1.03%
Lumentum Holdings, Inc., 0.500%, Due 12/15/2026D	$1,756,000	$2,141,267

Semiconductors - 0.48%
Cree, Inc., 0.875%, Due 9/1/2023D	557,000	1,011,198

Software - 9.14%
8x8, Inc., 0.500%, Due 2/1/2024D	1,376,000	1,996,953
Avaya Holdings Corp., 2.250%, Due 6/15/2023D	552,000	574,998
Envestnet, Inc., 1.750%, Due 6/1/2023D	1,231,000	1,625,977
Everbridge, Inc., 0.125%, Due 12/15/2024D	1,124,000	1,668,708
Health Catalyst, Inc., 2.500%, Due 4/15/2025D G	343,000	542,065
J2 Global, Inc., 1.750%, Due 11/1/2026D G	2,644,000	2,740,081
MicroStrategy, Inc., 0.750%, Due 12/15/2025G	1,165,000	1,502,823
New Relic, Inc., 0.500%, Due 5/1/2023D	2,113,000	2,070,183
Nuance Communications, Inc., 1.000%, Due 12/15/2035D F	821,000	1,528,024
Splunk, Inc., 1.125%, Due 6/15/2027D G	333,000	346,105
Tabula Rasa HealthCare, Inc., 1.750%, Due 2/15/2026D G	1,888,000	1,793,978
Workiva, Inc., 1.125%, Due 8/15/2026D	1,995,000	2,666,843

		19,056,738

Total Technology		22,209,203

Utilities - 1.03%

Electric - 1.03%
NRG Energy, Inc., 2.750%, Due 6/1/2048D F	1,889,000	2,146,471

Total Convertible Obligations (Cost $130,104,723)		155,054,852

FOREIGN CONVERTIBLE OBLIGATIONS - 5.50%

Basic Materials - 0.30%

Mining - 0.30%
First Majestic Silver Corp., 1.875%, Due 3/1/2023D	409,000	614,604

Communications - 2.05%

Internet - 2.05%
JOYY, Inc., 1.375%, Due 6/15/2026D	1,979,000	1,953,501
Momo, Inc., 1.250%, Due 7/1/2025D	2,504,000	2,064,235
Weibo Corp., 1.250%, Due 11/15/2022	266,000	258,017

		4,275,753

Total Communications		4,275,753

Consumer, Cyclical - 1.09%

Airlines - 0.63%
Copa Holdings S.A., 4.500%, Due 4/15/2025B E	786,000	1,325,346

Lodging - 0.46%
Huazhu Group Ltd., 3.000%, Due 5/1/2026B E	742,000	950,647

Total Consumer, Cyclical		2,275,993

Energy - 0.22%

Energy - Alternate Sources - 0.22%
Canadian Solar, Inc., 2.500%, Due 10/1/2025D G	293,000	459,023

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

December 31, 2020 (Unaudited)

	Principal Amount	Fair Value

SECURITIES HELD LONG - 99.59% (continued)

FOREIGN CONVERTIBLE OBLIGATIONS - 5.50% (continued)

Financial - 0.65%

Financial Services - 0.65%
Encore Capital Europe Finance Ltd., 4.500%, Due 9/1/2023	$1,207,000	$1,360,804

Industrial - 0.50%

Transportation - 0.50%
SFL Corp. Ltd., 4.875%, Due 5/1/2023D	1,218,000	1,033,316

Technology - 0.69%

Software - 0.69%
Bilibili, Inc., 1.250%, Due 6/15/2027D G	665,000	1,439,309

Total Foreign Convertible Obligations (Cost $9,945,399)		11,458,802

	Shares

SHORT-TERM INVESTMENTS - 13.77% (Cost $28,712,544)

Investment Companies - 13.77%
American Beacon U.S. Government Money Market Select Fund, 0.01%H I	28,712,544	28,712,544

Total Securities Held Long (Cost $180,045,101)		207,576,219

SECURITIES SOLD SHORT - (34.69%)

COMMON STOCKS - (34.69%)

Communication Services - (4.38%)

Diversified Telecommunication Services - (0.15%)
Vonage Holdings Corp.A	(24,037)	(309,476)

Entertainment - (1.72%)
Bilibili, Inc., ADRA	(13,100)	(1,122,932)
Cinemark Holdings, Inc.	(82,008)	(1,427,759)
Marcus Corp.	(76,110)	(1,025,963)

		(3,576,654)

Interactive Media & Services - (2.50%)
JOYY, Inc., ADR	(12,090)	(966,958)
Match Group, Inc.A	(11,386)	(1,721,450)
Momo, Inc., ADR	(2,700)	(37,692)
Zillow Group, Inc., Class CA	(19,229)	(2,495,924)

		(5,222,024)

Wireless Telecommunication Services - (0.01%)
Boingo Wireless, Inc.A	(1,836)	(23,354)

Total Communication Services		(9,131,508)

Consumer Discretionary - (6.85%)

Auto Components - (0.36%)
Aptiv PLC	(5,723)	(745,650)

Automobiles - (0.51%)
Winnebago Industries, Inc.	(17,926)	(1,074,485)

Diversified Consumer Services - (0.13%)
Stride, Inc.A	(12,540)	(266,224)

Hotels, Restaurants & Leisure - (3.04%)
Bloomin’ Brands, Inc.	(103,436)	(2,008,727)

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

December 31, 2020 (Unaudited)

	Shares	Fair Value

SECURITIES SOLD SHORT - (34.69%) (continued)

COMMON STOCKS - (34.69%) (continued)

Consumer Discretionary - (6.85%) (continued)

Hotels, Restaurants & Leisure - (3.04%) (continued)
Huazhu Group Ltd., ADR	(13,700)	$(616,911)
Norwegian Cruise Line Holdings Ltd.A	(91,100)	(2,316,673)
Royal Caribbean Cruises Ltd.	(18,677)	(1,394,985)

		(6,337,296)

Household Durables - (0.26%)
GoPro, Inc., Class AA	(64,419)	(533,389)

Leisure Products - (0.62%)
Callaway Golf Co.	(53,608)	(1,287,128)

Specialty Retail - (1.74%)
American Eagle Outfitters, Inc.	(120,615)	(2,420,743)
Burlington Stores, Inc.A	(2,261)	(591,365)
National Vision Holdings, Inc.A	(13,363)	(605,210)

		(3,617,318)

Textiles, Apparel & Luxury Goods - (0.19%)
Under Armour, Inc., Class CA	(27,040)	(402,355)

Total Consumer Discretionary		(14,263,845)

Consumer Staples - (0.24%)

Food & Staples Retailing - (0.24%)
Chefs’ Warehouse, Inc.A	(19,703)	(506,170)

Energy - (0.28%)

Energy Equipment & Services - (0.16%)
Helix Energy Solutions Group, Inc.A	(78,802)	(330,968)

Oil, Gas & Consumable Fuels - (0.12%)
Cheniere Energy, Inc.A	(1,433)	(86,023)
SFL Corp. Ltd.	(25,753)	(161,729)

		(247,752)

Total Energy		(578,720)

Financials - (1.59%)

Capital Markets - (0.74%)
Affiliated Managers Group, Inc.	(4,081)	(415,038)
Cowen, Inc., Class A	(36,738)	(954,821)
WisdomTree Investments, Inc.	(34,333)	(183,681)

		(1,553,540)

Consumer Finance - (0.73%)
Encore Capital Group, Inc.A	(17,208)	(670,252)
PRA Group, Inc.A	(21,308)	(845,075)

		(1,515,327)

Mortgage Real Estate Investment Trusts (REITs) - (0.12%)
Arbor Realty Trust, Inc.	(13,700)	(194,266)
PennyMac Mortgage Investment Trust	(3,114)	(54,775)

		(249,041)

Total Financials		(3,317,908)

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

December 31, 2020 (Unaudited)

	Shares	Fair Value

SECURITIES SOLD SHORT - (34.69%) (continued)

COMMON STOCKS - (34.69%) (continued)

Health Care - (5.49%)

Biotechnology - (3.27%)
Apellis Pharmaceuticals, Inc.A	(20,045)	$(1,146,574)
Coherus Biosciences, Inc.A	(19,381)	(336,842)
Exact Sciences Corp.A	(13,009)	(1,723,562)
Flexion Therapeutics, Inc.A	(15,475)	(178,581)
Gossamer Bio, Inc.A	(26,334)	(254,650)
Halozyme Therapeutics, Inc.A	(37,536)	(1,603,163)
Insmed, Inc.A	(11,737)	(390,725)
Ionis Pharmaceuticals, Inc.A	(8,654)	(489,297)
Ligand Pharmaceuticals, Inc.A	(1,370)	(136,246)
Novavax, Inc.A	(1,696)	(189,121)
Radius Health, Inc.A	(5,860)	(104,660)
Travere Therapeutics, Inc.A	(9,461)	(257,860)

		(6,811,281)

Health Care Equipment & Supplies - (0.41%)
LivaNova PLCA	(6,825)	(451,884)
Varex Imaging Corp.A	(24,343)	(406,041)

		(857,925)

Health Care Technology - (0.48%)
Health Catalyst, Inc.A	(8,369)	(364,302)
Tabula Rasa HealthCare, Inc.A	(14,877)	(637,331)

		(1,001,633)

Life Sciences Tools & Services - (0.33%)
NanoString Technologies, Inc.A	(10,234)	(684,450)

Pharmaceuticals - (1.00%)
Innoviva, Inc.A	(13,580)	(168,256)
Jazz Pharmaceuticals PLCA	(7,912)	(1,305,875)
Theravance Biopharma, Inc.A	(13,753)	(244,391)
Zogenix, Inc.A	(18,720)	(374,213)

		(2,092,735)

Total Health Care		(11,448,024)

Industrials - (3.40%)

Aerospace & Defense - (0.15%)
Kaman Corp.	(5,513)	(314,958)

Air Freight & Logistics - (0.26%)
Air Transport Services Group, Inc.A	(16,973)	(531,934)

Airlines - (0.89%)
Copa Holdings S.A., Class A	(12,209)	(942,901)
Southwest Airlines Co.	(19,762)	(921,107)

		(1,864,008)

Construction & Engineering - (0.49%)
Granite Construction, Inc.	(38,441)	(1,026,759)

Electrical Equipment - (0.28%)
Bloom Energy Corp., Class AA	(20,645)	(591,686)

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

December 31, 2020 (Unaudited)

	Shares	Fair Value

SECURITIES SOLD SHORT - (34.69%) (continued)

COMMON STOCKS - (34.69%) (continued)

Industrials - (3.40%) (continued)

Machinery - (0.80%)
Fortive Corp.	(6,190)	$(438,376)
Meritor, Inc.A	(8,505)	(237,374)
Middleby Corp.A	(7,621)	(982,499)

		(1,658,249)

Marine - (0.06%)
SEACOR Holdings, Inc.A	(2,946)	(122,112)

Professional Services - (0.47%)
FTI Consulting, Inc.A	(8,699)	(971,852)

Total Industrials		(7,081,558)

Information Technology - (11.50%)

Communications Equipment - (0.97%)
Infinera Corp.A	(44,019)	(461,319)
Lumentum Holdings, Inc.A	(12,121)	(1,149,071)
Motorola Solutions, Inc.	(2,396)	(407,464)

		(2,017,854)

Electronic Equipment, Instruments & Components - (1.84%)
II-VI, Inc.A	(32,713)	(2,484,880)
Knowles Corp.A	(19,807)	(365,043)
OSI Systems, Inc.A	(8,181)	(762,633)
Vishay Intertechnology, Inc.	(11,110)	(230,088)

		(3,842,644)

IT Services - (0.95%)
I3 Verticals, Inc., Class AA	(13,903)	(461,580)
Perficient, Inc.A	(14,248)	(678,917)
Sabre Corp.	(70,010)	(841,520)

		(1,982,017)

Semiconductors & Semiconductor Equipment - (1.71%)
Canadian Solar, Inc.A	(6,381)	(326,962)
Cree, Inc.A	(6,962)	(737,276)
Enphase Energy, Inc.A	(8,841)	(1,551,330)
SunPower Corp.A	(36,818)	(944,014)

		(3,559,582)

Software - (5.61%)
2U, Inc.A	(13,199)	(528,092)
8x8, Inc.A	(35,913)	(1,237,921)
Avaya Holdings Corp.A	(8,942)	(171,239)
Envestnet, Inc.A	(11,413)	(939,176)
Everbridge, Inc.A	(8,058)	(1,201,206)
J2 Global, Inc.A	(11,106)	(1,084,945)
MicroStrategy, Inc., Class AA	(1,820)	(707,161)
New Relic, Inc.A	(5,776)	(377,750)
Nuance Communications, Inc.A	(28,947)	(1,276,273)
Palo Alto Networks, Inc.A	(2,979)	(1,058,707)
Q2 Holdings, Inc.A	(11,507)	(1,455,981)
Splunk, Inc.A	(646)	(109,749)
Workiva, Inc.A	(16,911)	(1,549,386)

		(11,697,586)

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

December 31, 2020 (Unaudited)

	Shares	Fair Value

SECURITIES SOLD SHORT - (34.69%) (continued)

COMMON STOCKS - (34.69%) (continued)

Information Technology - (11.50%) (continued)

Technology Hardware, Storage & Peripherals - (0.42%)
NCR Corp.A	(23,281)	$(874,667)

Total Information Technology		(23,974,350)

Materials - (0.28%)

Chemicals - (0.08%)
International Flavors & Fragrances, Inc.	(1,606)	(174,797)

Metals & Mining - (0.20%)
First Majestic Silver Corp.A	(30,705)	(412,675)

Total Materials		(587,472)

Real Estate - (0.37%)

Equity Real Estate Investment Trusts (REITs) - (0.37%)
iStar, Inc.	(48,193)	(715,666)
Pebblebrook Hotel Trust	(2,823)	(53,073)

		(768,739)

Total Real Estate		(768,739)

Utilities - (0.31%)

Electric Utilities - (0.31%)
NRG Energy, Inc.	(17,008)	(638,650)

Total Common Stocks (Proceeds $(53,908,421))		(72,296,944)

Total Securities Sold Short (Proceeds $(53,908,421))		(72,296,944)

TOTAL INVESTMENTS IN SECURITIES (EXCLUDES SECURITIES SOLD SHORT) - 99.59% (Cost $180,045,101)		207,576,219
TOTAL WRITTEN OPTIONS CONTRACTS - (0.11%) (Premiums Received $(185,861))		(234,743)
TOTAL SECURITIES SOLD SHORT - (34.69%) (Proceeds $(53,908,421))		(72,296,944)
OTHER ASSETS, NET OF LIABILITIES - 35.21%		73,387,997

NET ASSETS - 100.00%		$208,432,529

Percentages are stated as a percent of net assets.

A Non-income producing security.

B Special Purpose Acquisition Company.

C Unit - Usually consists of one common stock and/or rights and warrants.

D This security or a piece thereof is held as segregated collateral. At period end, the value of these securities amounted to $150,596,723 or 72.25% of net assets.

E A type of Preferred Stock that has no maturity date.

F Callable security.

G Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $58,728,064 or 28.18% of net assets. The Fund has no right to demand registration of these securities.

H The Fund is affiliated by having the same investment advisor.

I 7-day yield.

ADR - American Depositary Receipt.

LLC - Limited Liability Company.

PIK - Payment in Kind.

PLC - Public Limited Company.

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

December 31, 2020 (Unaudited)

Written Options Contracts Open on December 31, 2020:

Equity Options
Description	Counter- party	Exercise Price	Expiration Date	Currency	Number of Contracts	Notional Amount	Premiums Received	Fair Value	Unrealized Appreciation (Depreciation)
Call - Callaway Golf Co.	CCP	23.00	1/15/2021	USD	113	11,300	$(15,240)	$(18,645)	$(3,405)
Call - Enphase Energy, Inc.	CCP	130.00	1/15/2021	USD	23	2,300	(28,013)	(108,100)	(80,087)
Call - II-VI, Inc.	CCP	70.00	1/15/2021	USD	65	6,500	(24,567)	(44,850)	(20,283)
Call - JOYY, Inc.	CCP	85.00	1/15/2021	USD	40	4,000	(21,518)	(2,800)	18,718
Call - Norwegian Cruise Line Holdings Ltd.	CCP	27.50	1/15/2021	USD	238	23,800	(60,918)	(17,136)	43,782
Call - Zillow Group, Inc.	CCP	120.00	1/15/2021	USD	39	3,900	(35,605)	(43,212)	(7,607)

							$(185,861)	$(234,743)	$(48,882)

Currency Abbreviations:
USD	United States Dollar

Other Abbreviations:
CCP	Central Counterparty Clearing House.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of December 31, 2020, the investments were classified as described below:

SSI Alternative Income Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$325,464	$-	$-	$325,464
Convertible Preferred Stocks	242,916	11,781,641	-	12,024,557
Convertible Obligations	-	155,054,852	-	155,054,852
Foreign Convertible Obligations	-	11,458,802	-	11,458,802
Short-Term Investments	28,712,544	-	-	28,712,544

Total Investments in Securities - Assets	$29,280,924	$178,295,295	$-	$207,576,219

Liabilities
Common Stocks (Sold Short)	$(72,296,944)	$-	$-	$(72,296,944)

Total Investments in Securities - Liabilities	(72,296,944)	-	-	(72,296,944)

Total Investments in Securities	$(43,016,020)	$178,295,295	$-	$135,279,275

Financial Derivative Instruments - Liabilities
Written Options	$(234,743)	$-	$-	$(234,743)

Total Financial Derivative Instruments - Liabilities	$(234,743)	$-	$-	$(234,743)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended December 31, 2020, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon TwentyFour Short Term Bond FundSM

Schedule of Investments

December 31, 2020 (Unaudited)

	Principal Amount*		Fair Value

CORPORATE OBLIGATIONS - 5.55%

Financial - 2.48%

Banks - 1.49%
Wells Fargo Bank, N.A., 5.250%, Due 8/1/2023A	GBP	100,000	$152,307

REITS - 0.99%
American Tower Corp., 2.250%, Due 1/15/2022		$100,000	101,920

Total Financial			254,227

Industrial - 1.04%

Hand/Machine Tools - 1.04%
Stanley Black & Decker, Inc., 4.000%, Due 3/15/2060, (5-Yr. CMT + 2.657%)B		100,000	106,473

Technology - 2.03%

Software - 2.03%
Fidelity National Information Services, Inc., 1.700%, Due 6/30/2022	GBP	150,000	209,023

Total Corporate Obligations (Cost $543,477)			569,723

FOREIGN CORPORATE OBLIGATIONS - 77.72%

Communications - 9.81%

Media - 1.20%
Pearson Funding PLC, 1.875%, Due 5/19/2021A	EUR	100,000	123,049

Telecommunications - 8.61%
America Movil S.A.B. de C.V., 5.000%, Due 10/27/2026	GBP	100,000	168,439
Deutsche Telekom International Finance B.V., 6.500%, Due 4/8/2022A	GBP	90,000	132,844
Global Switch Holdings Ltd., 4.375%, Due 12/13/2022A	GBP	143,000	209,490
Orange S.A., 5.750%, Due 4/1/2023, (5-Yr. GBP Swap + 3.353%)A B	GBP	150,000	224,612
Vodafone Group PLC, 4.875%, Due 10/3/2078, (5-Yr. GBP Swap + 3.267%)A B	GBP	100,000	149,126

			884,511

Total Communications			1,007,560

Consumer, Cyclical - 2.95%

Auto Parts & Equipment - 1.40%
GKN Holdings Ltd., 5.375%, Due 9/19/2022A	GBP	100,000	144,384

Entertainment - 1.55%
CPUK Finance Ltd., 7.239%, Due 2/28/2024A	GBP	100,000	158,846

Total Consumer, Cyclical			303,230

Consumer, Non-Cyclical - 4.50%

Commercial Services - 1.35%
Experian Finance PLC, 3.500%, Due 10/15/2021A	GBP	100,000	139,047

Food - 1.70%
Tesco PLC, 6.125%, Due 2/24/2022	GBP	120,000	174,385

Health Care - Services - 1.45%
BUPA Finance PLC, 5.000%, Due 4/25/2023A	GBP	100,000	148,841

Total Consumer, Non-Cyclical			462,273

Financial - 49.99%

Banks - 22.14%
Argenta Spaarbank N.V., 3.875%, Due 5/24/2026, (5-Yr. Annual EUR Swap + 3.950%)A B	EUR	200,000	247,760
Bank of Scotland PLC, 9.375%, Due 5/15/2021A	GBP	100,000	141,010
Barclays Bank PLC, 10.000%, Due 5/21/2021A	GBP	185,000	261,195
Credit Agricole S.A., 7.375%, Due 12/18/2023	GBP	150,000	244,388

See accompanying notes

American Beacon TwentyFour Short Term Bond FundSM

Schedule of Investments

December 31, 2020 (Unaudited)

	Principal Amount*		Fair Value

CORPORATE OBLIGATIONS - 5.55% (continued)

Financial - 49.99% (continued)

Banks - 22.14% (continued)
HBOS PLC, 5.374%, Due 6/30/2021	EUR	100,000	$125,067
ING Bank N.V., 3.625%, Due 2/25/2026, (5-Yr. Annual EUR Swap + 2.250%)A B	EUR	100,000	122,765
Investec Bank PLC, 9.625%, Due 2/17/2022A	GBP	100,000	148,749
Investec PLC, 4.500%, Due 5/5/2022A	GBP	100,000	142,903
Paragon Banking Group PLC, 7.250%, Due 9/9/2026, (5-Yr. GBP Swap + 6.731%)A B	GBP	132,000	184,508
TSB Banking Group PLC, 5.750%, Due 5/6/2026, (3-mo. GBP LIBOR + 3.430%)B	GBP	100,000	138,459
UBS Group AG, 6.875%, Due 3/22/2021, (5-Yr. USD ICE Swap + 5.497%)A B		$200,000	201,758
Virgin Money UK PLC, 7.875%, Due 12/14/2028, (5-Yr. UK Government Bond + 7.128%)A B	GBP	125,000	193,948
Volksbank Wien AG, 2.750%, Due 10/6/2027, (5-Yr. Annual EUR Swap + 2.550%)A B	EUR	100,000	121,855

			2,274,365

Diversified Financial Services - 3.94%
Aareal Bank AG, 4.250%, Due 3/18/2026, (5-Yr. Annual EUR Swap + 2.900%)B	EUR	103,000	125,515
Close Brothers Group PLC, 4.250%, Due 1/24/2027, (3-mo. GBP LIBOR + 3.650%)A B	GBP	100,000	140,645
Telereal Securitisation PLC, 4.090%, Due 12/10/2033, Series B2, (3-mo. GBP LIBOR + 4.320%)B	GBP	100,000	138,688

			404,848

Insurance - 23.91%
Admiral Group PLC, 5.500%, Due 7/25/2024A	GBP	100,000	156,763
ASR Nederland N.V., 5.125%, Due 9/29/2045, (5-Yr. Annual EUR Swap + 5.200%)A B	EUR	100,000	145,071
Direct Line Insurance Group PLC, 9.250%, Due 4/27/2042, (6-mo. GBP LIBOR + 7.910%)A B	GBP	130,000	197,483
Liverpool Victoria Friendly Society Ltd., 6.500%, Due 5/22/2043, (5-Yr. UK Government Bond + 5.630%)A B	GBP	100,000	151,665
Nationale-Nederlanden Levensverzekering Maatschappij N.V., 9.000%, Due 8/29/2042, (3-mo. EUR EURIBOR + 8.120%)A B	EUR	100,000	139,592
Pension Insurance Corp. PLC, 6.500%, Due 7/3/2024A	GBP	140,000	223,781
Phoenix Group Holdings PLC, 4.125%, Due 7/20/2022A	GBP	100,000	142,521
6.625%, Due 12/18/2025A	GBP	150,000	246,023
QBE Insurance Group Ltd., 6.115%, Due 5/24/2042, (5-Yr. GBP Swap + 5.000%)A B	GBP	100,000	144,785
RL Finance Bonds PLC, 6.125%, Due 11/30/2043, (5-Yr. UK Government Bond + 4.321%)A B	GBP	100,000	154,324
Rothesay Life PLC, 8.000%, Due 10/30/2025A	GBP	190,000	329,978
Scottish Widows Ltd., 5.500%, Due 6/16/2023A	GBP	100,000	151,433
Storebrand Livsforsikring A/S, 6.875%, Due 4/4/2043, (6-mo. EUR EURIBOR + 6.194%)A B	EUR	100,000	137,436
Zurich Finance UK PLC, 6.625%, Due 10/2/2022, (5-Yr. UK Government Bond + 2.850%)A B	GBP	90,000	134,459

			2,455,314

Total Financial			5,134,527

Industrial - 1.41%

Transportation - 1.41%
Firstgroup PLC, 5.250%, Due 11/29/2022A	GBP	100,000	144,534

Utilities - 9.06%

Electric - 5.19%
Cadent Finance PLC, 1.125%, Due 9/22/2021A	GBP	100,000	137,498
EnBW Energie Baden-Wuerttemberg AG, 3.625%, Due 4/2/2076, (5-Yr. Annual EUR Swap + 2.338%)A B	EUR	45,000	55,359
Enel SpA, 3.500%, Due 5/24/2080, (5-Yr. Annual EUR Swap + 3.564%)A B	EUR	100,000	133,313
SSE PLC, 4.750%, Due 9/16/2077, (5-Yr. Semi-Annual USD Swap + 2.574%)A B		200,000	207,500

			533,670

Gas - 2.53%
Centrica PLC, 3.000%, Due 4/10/2076, (5-Yr. Annual EUR Swap + 2.687%)A B	EUR	100,000	122,629
SGSP Australia Assets Pty Ltd., 5.125%, Due 2/11/2021A	GBP	100,000	137,348

			259,977

Water - 1.34%
Severn Trent Utilities Finance PLC, 1.125%, Due 9/7/2021A	GBP	100,000	137,569

Total Utilities			931,216

			533,670

Total Foreign Corporate Obligations (Cost $7,407,329)			7,983,340

See accompanying notes

American Beacon TwentyFour Short Term Bond FundSM

Schedule of Investments

December 31, 2020 (Unaudited)

	Principal Amount*		Fair Value

COLLATERALIZED MORTGAGE OBLIGATIONS - 10.73%
Harben Finance PLC, 1.851%, Due 8/20/2056, 2017-1X D, (3-mo. GBP LIBOR + 1.800%)A B	GBP	232,000	$316,402
Ripon Mortgages PLC, 1.551%, Due 8/20/2056, 1X C1, (3-mo. GBP LIBOR + 1.500%)A B	GBP	350,000	478,206
Tower Bridge Funding PLC, 2.634%, Due 12/20/2061, 3 D, (3-mo. GBP LIBOR + 2.600%)A B	GBP	225,000	307,608

Total Collateralized Mortgage Obligations (Cost $965,223)			1,102,216

U.S. TREASURY OBLIGATIONS - 4.03% (Cost $413,852)
U.S. Treasury Notes/Bonds, 1.750%, Due 7/31/2021		$410,000	413,876

TOTAL INVESTMENTS - 98.03% (Cost $9,329,881)			10,069,155
OTHER ASSETS, NET OF LIABILITIES - 1.97%			202,701

TOTAL NET ASSETS - 100.00%			$10,271,856

Percentages are stated as a percent of net assets. *In U.S. Dollars unless otherwise noted.

A Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

B Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on December 31, 2020.

CMT - Constant Maturity Treasury.

EURIBOR - Euro Interbank Offered Rate.

ICE - Intercontinental Exchange.

LIBOR - London Interbank Offered Rate.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REIT - Real Estate Investment Trust.

Pty Ltd. - Proprietary Limited.

Forward Foreign Currency Contracts Open on December 31, 2020:
Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
EUR	1,633,551	USD	1,623,410	1/11/2021	SSB	$10,141	$-	$10,141
GBP	7,793,920	USD	7,690,669	1/11/2021	SSB	103,251	-	103,251
USD	7,697,781	GBP	7,801,127	1/11/2021	SSB	-	(103,346)	(103,346)
USD	7,669,424	GBP	7,766,588	1/11/2021	SSB	-	(97,164)	(97,164)
USD	1,648,050	EUR	1,658,014	1/11/2021	SSB	-	(9,964)	(9,964)
USD	1,641,814	EUR	1,652,070	1/11/2021	SSB	-	(10,256)	(10,256)

						$113,392	$(220,730)	$(107,338)

* All values denominated in USD.

Glossary:

Counterparty Abbreviations:
SSB	State Street Bank & Trust Co.

Currency Abbreviations:
EUR	Euro
GBP	Pound Sterling
USD	United States Dollar

See accompanying notes

American Beacon TwentyFour Short Term Bond FundSM

Schedule of Investments

December 31, 2020 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of December 31, 2020, the investments were classified as described below:

TwentyFour Short Term Bond Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$-	$569,723	$-	$569,723
Foreign Corporate Obligations	-	7,983,340	-	7,983,340
Collateralized Mortgage Obligations	-	1,102,216	-	1,102,216
U.S. Treasury Obligations	-	413,876	-	413,876

Total Investments in Securities - Assets	$-	$10,069,155	$-	$10,069,155

Financial Derivative Instruments - Assets
Forward Foreign Currency Contracts	$-	$113,392	$-	$113,392

Total Financial Derivative Instruments - Assets	$-	$113,392	$-	$113,392
Financial Derivative Instruments - Liabilities
Forward Foreign Currency Contracts	$-	$(220,730)	$-	$(220,730)

Total Financial Derivative Instruments - Liabilities	$-	$(220,730)	$-	$(220,730)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended December 31, 2020, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

December 31, 2020 (Unaudited)

	Principal Amount*		Fair Value

CORPORATE OBLIGATIONS - 9.56%

Communications - 1.59%

Media - 0.88%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.250%, Due 2/1/2031A		$736,000	$775,641
CSC Holdings LLC, 4.125%, Due 12/1/2030A		200,000	209,120
Nexstar Broadcasting, Inc.,
5.625%, Due 7/15/2027A		262,000	280,667
4.750%, Due 11/1/2028A		250,000	261,563

			1,526,991

Telecommunications - 0.71%
AT&T, Inc., 2.875%, Due 3/2/2025, Series B, (5-Yr. EUR Swap +3.140%)B	EUR	1,000,000	1,227,777

Total Communications			2,754,768

Consumer, Cyclical - 1.23%

Auto Parts & Equipment - 0.46%
American Axle & Manufacturing, Inc., 6.875%, Due 7/1/2028		750,000	804,375

Home Builders - 0.32%
Shea Homes LP / Shea Homes Funding Corp., 4.750%, Due 2/15/2028A		538,000	556,830

Retail - 0.45%
IRB Holding Corp., 7.000%, Due 6/15/2025A		710,000	775,675

Total Consumer, Cyclical			2,136,880

Consumer, Non-Cyclical - 1.73%

Commercial Services - 0.72%
ASGN, Inc., 4.625%, Due 5/15/2028A		207,000	215,280
Korn Ferry, 4.625%, Due 12/15/2027A		347,000	360,880
United Rentals North America, Inc., 3.875%, Due 2/15/2031		638,000	669,294

			1,245,454

Cosemetics/Personal Care - 0.19%
Edgewell Personal Care Co., 5.500%, Due 6/1/2028A		312,000	335,306

Food - 0.15%
B&G Foods, Inc., 5.250%, Due 9/15/2027		244,000	259,421

Health Care - Services - 0.25%
Select Medical Corp., 6.250%, Due 8/15/2026A		398,000	428,614

Household Products/Wares - 0.21%
Prestige Brands, Inc., 5.125%, Due 1/15/2028A		350,000	373,188

Pharmaceuticals - 0.21%
Bausch Health Cos., Inc.,
9.000%, Due 12/15/2025A		233,000	257,220
5.000%, Due 1/30/2028A		100,000	103,054

			360,274

Total Consumer, Non-Cyclical			3,002,257

Financial - 1.68%

Diversified Financial Services - 0.96%
Encore Capital Group, Inc.,
4.875%, Due 10/15/2025A	EUR	600,000	758,264
5.375%, Due 2/15/2026A	GBP	300,000	418,455
4.250%, Due 1/15/2028, (3-mo. EUR EURIBOR + 4.250%)A B	EUR	400,000	490,644

			1,667,363

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

December 31, 2020 (Unaudited)

	Principal Amount*		Fair Value

CORPORATE OBLIGATIONS - 9.56% (continued)

Financial - 1.68% (continued)

Insurance - 0.31%
Liberty Mutual Group, Inc., 3.625%, Due 5/23/2059, (5-Yr. Annual EUR Swap + 3.700%)B C	EUR	430,000	$539,247

REITS - 0.41%
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LLC, 5.750%, Due 5/15/2026A		$340,000	334,900
VICI Properties LP / VICI Note Co., Inc.,
4.250%, Due 12/1/2026A		200,000	207,430
3.750%, Due 2/15/2027A		159,000	162,577

			704,907

Total Financial			2,911,517

Industrial - 3.33%

Building Materials - 1.80%
Builders FirstSource, Inc.,
6.750%, Due 6/1/2027A		332,000	360,123
5.000%, Due 3/1/2030A		157,000	170,050
Standard Industries, Inc.,
4.375%, Due 7/15/2030A		623,000	666,442
3.375%, Due 1/15/2031A		294,000	295,470
US Concrete, Inc., 5.125%, Due 3/1/2029A		1,582,000	1,629,460

			3,121,545

Environmental Control - 0.07%
Stericycle, Inc., 5.375%, Due 7/15/2024A		114,000	118,811

Miscellaneous Manufacturing - 0.53%
Amsted Industries, Inc., 4.625%, Due 5/15/2030A		393,000	411,668
Hillenbrand, Inc., 5.750%, Due 6/15/2025		471,000	508,680

			920,348

Packaging & Containers - 0.93%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 4.125%, Due 8/15/2026A		861,000	899,745
Graphic Packaging International LLC,
3.500%, Due 3/15/2028A		183,000	189,634
3.500%, Due 3/1/2029A		193,000	197,342
Sealed Air Corp., 4.000%, Due 12/1/2027A		298,000	318,115

			1,604,836

Total Industrial			5,765,540

Total Corporate Obligations (Cost $16,025,555)			16,570,962

FOREIGN CONVERTIBLE OBLIGATIONS - 0.15% (Cost $234,192)

Financial - 0.15%

Insurance - 0.15%
BNP Paribas Fortis S.A., Series CASH, 1.459%, Due 12/31/2049B C		250,000	255,020

FOREIGN CORPORATE OBLIGATIONS - 58.15%

Basic Materials - 1.48%

Chemicals - 1.48%
ELM B.V. for Firmenich International S.A., 3.750%, Due 9/3/2025, (5-Yr. Annual EUR Swap + 4.390%)B C	EUR	800,000	1,054,802
Solvay S.A., 2.500%, Due 12/2/2025, (5-Yr. Annual EUR Swap + 2.977%)B	EUR	300,000	375,657
UPL Corp. Ltd.,
5.250%, Due 2/27/2025, (5-Yr. CMT + 3.865%)B C		930,000	916,422
4.625%, Due 6/16/2030C		200,000	215,698

			2,562,579

Total Basic Materials			2,562,579

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

December 31, 2020 (Unaudited)

	Principal Amount*		Fair Value

FOREIGN CORPORATE OBLIGATIONS - 58.15% (continued)

Communications - 4.34%

Internet - 0.51%
Adevinta ASA,
2.625%, Due 11/15/2025A	EUR	300,000	$374,558
3.000%, Due 11/15/2027A	EUR	400,000	504,981

			879,539

Media - 1.21%
Cable Onda S.A., 4.500%, Due 1/30/2030C		$600,000	660,780
RCS & RDS S.A., 3.250%, Due 2/5/2028A	EUR	600,000	731,157
Virgin Media Secured Finance PLC, 5.250%, Due 5/15/2029C	GBP	475,000	699,742

			2,091,679

Telecommunications - 2.62%
Altice France S.A., 5.500%, Due 1/15/2028A		200,000	209,102
Kenbourne Invest S.A.,
6.875%, Due 11/26/2024C		600,000	651,300
6.875%, Due 11/26/2024A		200,000	217,100
Sable International Finance Ltd., 5.750%, Due 9/7/2027A		291,000	309,551
TalkTalk Telecom Group PLC, 3.875%, Due 2/20/2025C	GBP	226,000	301,174
Telefonica Europe B.V.,
2.625%, Due 3/7/2023, (5-Yr. Annual EUR Swap + 2.327%)B C	EUR	200,000	247,384
2.875%, Due 6/24/2027, (8-Yr. Annual EUR Swap + 3.071%)B C	EUR	400,000	499,510
Telesat Canada / Telesat LLC, 6.500%, Due 10/15/2027A		716,000	748,220
Vmed O2 UK Financing PLC, 4.250%, Due 1/31/2031A		384,000	391,680
Vodafone Group PLC,
4.875%, Due 10/3/2078, (5-Yr. GBP Swap + 3.267%)B C	GBP	225,000	335,534
7.000%, Due 4/4/2079, (5-Yr. Semi-Annual USD Swap + 4.873%)B		510,000	634,458

			4,545,013

Total Communications			7,516,231

Consumer, Cyclical - 2.04%

Auto Manufacturers - 0.81%
Volkswagen International Finance N.V.,
4.625%, Due 3/24/2026, (12-Yr. Annual EUR Swap + 2.967%)B C	EUR	250,000	339,008
3.875%, Due 6/14/2027, (10-Yr. Annual EUR Swap + 3.370%)B C	EUR	100,000	131,157
4.625%, Due 6/27/2028, (10-Yr. Annual EUR Swap + 3.982%)B C	EUR	200,000	275,053
3.875%, Due 6/17/2029, Series, (9-Yr. Annual EUR Swap + 3.958%)B C	EUR	500,000	659,813

			1,405,031

Entertainment - 0.29%
ASR Media and Sponsorship SpA, 5.125%, Due 8/1/2024C	EUR	410,000	492,657

Home Builders - 0.17%
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.250%, Due 9/15/2027A		283,000	301,041

Lodging - 0.48%
Fortune Star BVI Ltd.,
5.250%, Due 3/23/2022C		500,000	507,500
5.950%, Due 1/29/2023C		200,000	206,000
4.350%, Due 5/6/2023C	EUR	100,000	123,600

			837,100

Retail - 0.29%
B.C. ULC / New Red Finance, Inc., 4.375%, Due 1/15/2028A		284,000	292,520
Vivo Energy Investments B.V., 5.125%, Due 9/24/2027A		200,000	212,308

			504,828

Total Consumer, Cyclical			3,540,657

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

December 31, 2020 (Unaudited)

	Principal Amount*		Fair Value

FOREIGN CORPORATE OBLIGATIONS - 58.15% (continued)

Consumer, Non-Cyclical - 2.01%

Agriculture - 0.61%
Kernel Holding S.A., 6.750%, Due 10/27/2027A	EUR	200,000	$212,500
MHP Lux S.A., 6.250%, Due 9/19/2029C		$500,000	510,000
MHP SE, 7.750%, Due 5/10/2024C		300,000	328,500

			1,051,000

Commercial Services - 0.46%
Adani International Container Terminal Pvt Ltd., 3.000%, Due 2/16/2031A		800,000	801,974

Health Care - Services - 0.46%
BUPA Finance PLC, 4.125%, Due 6/14/2035C	GBP	500,000	791,536

Pharmaceuticals - 0.48%
Cheplapharm Arzneimittel GmbH, 5.500%, Due 1/15/2028A		800,000	836,000

Total Consumer, Non-Cyclical			3,480,510

Energy - 2.59%

Energy - Alternate Sources - 0.22%
Empresa Electrica Cochrane SpA, 5.500%, Due 5/14/2027A		361,120	380,982

Oil & Gas - 2.18%
BP Capital Markets PLC,
4.375%, Due 6/22/2025, (5-Yr. CMT + 4.036%)B		145,000	155,157
3.250%, Due 3/22/2026, (5-Yr. Annual EUR Swap + 3.880%)B C	EUR	100,000	130,106
4.250%, Due 3/22/2027, (5-Yr. UK Government Bond + 4.170%)B C	GBP	225,000	329,995
3.625%, Due 3/22/2029, (5-Yr. Annual EUR Swap + 4.120%)B C	EUR	230,000	306,970
4.875%, Due 3/22/2030, (5-Yr. CMT + 4.398%)B		482,000	537,767
Petroleos Mexicanos,
5.125%, Due 3/15/2023C	EUR	200,000	253,820
6.840%, Due 1/23/2030		460,000	481,519
6.625%, Due 6/15/2035		622,000	615,780
Trafigura Funding S.A., 5.250%, Due 3/19/2023C		350,000	360,570
Trafigura Group Pte Ltd., 6.875%, Due 12/22/2021, (5-Yr. Semi-Annual USD Swap + 6.647%)B C		610,000	600,088

			3,771,772

Pipelines - 0.19%
Rubis Terminal Infra SAS, 5.625%, Due 5/15/2025C	EUR	250,000	325,386

Total Energy			4,478,140

Financial - 44.58%

Banks - 22.53%
AIB Group PLC, 6.250%, Due 6/23/2025, (5-Yr. Annual EUR Swap + 6.629%)B C	EUR	1,000,000	1,349,923
Aldermore Group PLC, 8.500%, Due 10/28/2026, (5-Yr. GBP Swap + 7.784%)B C	GBP	550,000	789,732
Banco Bilbao Vizcaya Argentaria S.A., 5.875%, Due 9/24/2023, Series, (5-Yr. Annual EUR Swap + 5.660%)B C	EUR	1,000,000	1,276,319
Banco de Sabadell S.A.,
6.500%, Due 5/18/2022, (5-Yr. Annual EUR Swap + 6.414%)B C	EUR	600,000	725,660
6.125%, Due 11/23/2022, (5-Yr. Annual EUR Swap + 6.051%)B C	EUR	600,000	720,346
2.000%, Due 1/17/2030, (5-Yr. Annual EUR Swap + 2.200%)B C	EUR	400,000	473,861
Banco Mercantil del Norte S.A.,
7.625%, Due 1/10/2028, (10-Yr. CMT + 5.353%)B C		200,000	226,502
7.500%, Due 6/27/2029, (10-Yr. CMT + 5.470%)B C		200,000	226,252
8.375%, Due 10/14/2030, (10-Yr. CMT + 7.760%)B C		300,000	358,128
Banco Santander S.A., 6.750%, Due 4/25/2022, (5-Yr. Annual EUR Swap + 6.803%)B C	EUR	600,000	773,671
Bank Leumi Le-Israel BM, 3.275%, Due 1/29/2031, (5-Yr. CMT + 1.631%)A B C		800,000	829,000
Bank of Ireland Group PLC, 7.500%, Due 5/19/2025, (5-Yr. Annual EUR Swap + 7.924%)B C	EUR	1,000,000	1,395,430

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

December 31, 2020 (Unaudited)

	Principal Amount*		Fair Value

FOREIGN CORPORATE OBLIGATIONS - 58.15% (continued)

Financial - 44.58% (continued)

Banks - 22.53% (continued)
Barclays PLC,
7.875%, Due 9/15/2022, (5-Yr. GBP Swap + 6.099%)B C	GBP	1,000,000	$1,452,970
7.125%, Due 6/15/2025, (5-Yr. UK Government Bond + 6.579%)B	GBP	600,000	913,447
6.125%, Due 12/15/2025, (5-Yr. CMT + 5.867%)B		$222,000	239,205
6.375%, Due 12/15/2025, (5-Yr. UK Government Bond + 6.016%)B C	GBP	590,000	869,758
BAWAG Group AG, 5.000%, Due 5/14/2025, (5-Yr. Annual EUR Swap + 4.415%)B C	EUR	400,000	498,311
BBVA Bancomer S.A.,
5.125%, Due 1/18/2033, (5-Yr. CMT + 2.650%)B C		200,000	215,500
5.875%, Due 9/13/2034, (5-Yr. CMT + 4.308%)B C		600,000	684,000
BNP Paribas S.A., 6.625%, Due 3/25/2024, (5-Yr. USD ICE Swap + 4.149%)B C		700,000	763,875
CaixaBank S.A., 6.750%, Due 6/13/2024, (5-Yr. Annual EUR Swap + 6.498%)B C	EUR	400,000	539,358
Credit Agricole S.A., 7.500%, Due 6/23/2026, Series, (5-Yr. GBP Swap + 4.535%)B C	GBP	800,000	1,307,385
Credit Suisse Group AG,
7.500%, Due 7/17/2023, (5-Yr. Semi-Annual USD Swap + 4.600%)B C		1,200,000	1,308,000
7.500%, Due 12/11/2023, (5-Yr. Semi-Annual USD Swap + 4.598%)B C		200,000	222,350
Deutsche Pfandbriefbank AG,
5.750%, Due 4/28/2023, (5-Yr. EUR Swap +5.383%)B C	EUR	600,000	732,993
4.600%, Due 2/22/2027C	EUR	400,000	497,187
2.875%, Due 6/28/2027, (5-Yr. Annual EUR Swap + 2.750%)B C	EUR	600,000	730,668
Emirates NBD Bank PJSC,
6.125%, Due 3/20/2025, (6-Yr. Semi-Annual USD Swap + 3.656%)B C		200,000	213,776
6.125%, Due 4/26/2026, Series, (6-Yr. Semi-Annual USD Swap + 5.702%)B C		600,000	648,000
HSBC Holdings PLC,
5.250%, Due 9/16/2022, (5-Yr. Annual EUR Swap + 4.383%)B C	EUR	500,000	636,785
5.875%, Due 9/28/2026, (5-Yr. GBP Swap + 4.276%)B	GBP	480,000	721,220
Intesa Sanpaolo SpA,
6.250%, Due 5/16/2024, (5-Yr. Annual EUR Swap + 5.856%)B C	EUR	730,000	969,837
7.750%, Due 1/11/2027, (5-Yr. Annual EUR Swap + 7.192%)B C	EUR	350,000	511,490
5.148%, Due 6/10/2030C	GBP	970,000	1,549,448
Investec Bank PLC, 4.250%, Due 7/24/2028, (5-Yr. GBP Swap + 3.300%)B C	GBP	450,000	636,913
Investec PLC, 6.750%, Due 12/5/2024, (5-Yr. GBP Swap + 5.749%)B C	GBP	500,000	681,877
Macquarie Bank Ltd., 3.624%, Due 6/3/2030A		600,000	656,859
Natwest Group PLC, 2.574%, Due 9/30/2027, Series U, (3-mo. USD LIBOR + 2.320%)B		800,000	761,640
NBK Tier Financing Ltd., 4.500%, Due 8/27/2025, (6-Yr. Semi-Annual USD Swap + 2.832%)B C		1,200,000	1,224,000
Nordea Bank Abp, 6.625%, Due 3/26/2026, (5-Yr. CMT + 4.110%)B C		260,000	298,350
Oaknorth Bank PLC, 7.750%, Due 6/1/2028, (6-Yr. UK Government Bond + 6.851%)B C	GBP	250,000	317,944
Paragon Banking Group PLC, 7.250%, Due 9/9/2026, (5-Yr. GBP Swap + 6.731%)B C	GBP	490,000	684,918
Shawbrook Group PLC, 7.875%, Due 12/8/2022, (5-Yr. GBP Swap + 6.752%)B C	GBP	200,000	207,860
Skandinaviska Enskilda Banken AB, 5.625%, Due 5/13/2022, Series, (5-Yr. Semi-Annual USD Swap + 3.493%)B C		800,000	823,000
Societe Generale S.A.,
7.375%, Due 9/13/2021, (5-Yr. Semi-Annual USD Swap + 6.238%)B C		710,000	727,061
5.375%, Due 11/18/2030, (5-Yr. CMT + 4.514%)A B		530,000	561,996
Standard Chartered PLC, 7.750%, Due 4/2/2023, (5-Yr. Semi-Annual USD Swap + 5.723%)B C		476,000	515,865
Stichting AK Rabobank Certificaten, 6.500%, Due 12/31/2049C	EUR	709,550	1,146,372
UBS Group AG,
7.000%, Due 1/31/2024, (5-Yr. Semi-Annual USD Swap + 4.344%)B C		400,000	438,500
7.000%, Due 1/31/2024, (5-Yr. Semi-Annual USD Swap + 4.344%)A B		700,000	767,375
5.125%, Due 7/29/2026, (5-Yr. CMT + 4.855%)B C		200,000	213,750
UniCredit SpA, 8.000%, Due 6/3/2024, (5-Yr. Semi-Annual USD Swap + 5.180%)B C		800,000	865,000
Virgin Money UK PLC,
8.750%, Due 11/10/2021, (5-Yr. GBP Swap + 7.930%)B C	GBP	700,000	984,886
9.250%, Due 6/8/2024, (5-Yr. UK Government Bond + 8.307%)B C	GBP	200,000	298,307
Volksbank Wien AG, 2.750%, Due 10/6/2027, (5-Yr. Annual EUR Swap + 2.550%)B C	EUR	700,000	852,983

			39,035,843

Diversified Financial Services - 4.02%
Aareal Bank AG,
6.849%, Due 4/30/2021, (1-Yr. Annual EUR Swap + 7.180%)B C	EUR	600,000	727,998
4.250%, Due 3/18/2026, (5-Yr. Annual EUR Swap + 2.900%)B	EUR	600,000	731,158

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

December 31, 2020 (Unaudited)

	Principal Amount*		Fair Value

FOREIGN CORPORATE OBLIGATIONS - 58.15% (continued)

Financial - 44.58% (continued)

Diversified Financial Services - 4.02% (continued)
Arrow Global Finance PLC, 5.125%, Due 9/15/2024C	GBP	350,000	$476,653
Bracken MidCo1 PLC, 8.875%, Due 10/15/2023, Cash (8.875%) or PIK (in-kind rate 9.648%)A	GBP	610,088	820,643
Burford Capital PLC, 6.125%, Due 10/26/2024C	GBP	310,000	409,224
Cabot Financial Luxembourg S.A., 7.500%, Due 10/1/2023C	GBP	110,701	153,912
doValue SpA,
5.000%, Due 8/4/2025C	EUR	100,000	127,296
5.000%, Due 8/4/2025A	EUR	280,000	356,432
Garfunkelux Holdco S.A.,
6.750%, Due 11/1/2025A	EUR	140,000	175,307
6.250%, Due 5/1/2026, (3-mo. EUR EURIBOR + 6.250%)A B	EUR	160,000	195,726
Intrum AB, 3.125%, Due 7/15/2024C	EUR	200,000	243,995
Jerrold Finco PLC,
6.125%, Due 1/15/2024C	GBP	510,000	697,425
4.875%, Due 1/15/2026A	GBP	250,000	337,704
OneSavings Bank PLC, 9.125%, Due 5/25/2022, (5-Yr. GBP ICE Swap + 8.359%)B C	GBP	400,000	549,052
Unifin Financiera S.A.B. de C.V.,
7.250%, Due 9/27/2023C		$800,000	772,008
8.375%, Due 1/27/2028A		200,000	192,500

			6,967,033

Insurance - 10.89%
Achmea B.V., 4.625%, Due 3/24/2029, (5-Yr. EUR Swap +4.780%)B C	EUR	300,000	392,608
Aegon N.V.,
5.625%, Due 4/15/2029, (5-Yr. Annual EUR Swap + 5.207%)B C	EUR	400,000	578,696
4.000%, Due 4/25/2044, (3-mo. EUR EURIBOR + 3.350%)B C	EUR	200,000	268,275
Allianz SE, 3.500%, Due 11/17/2025, (5-Yr. CMT + 2.973%)A B		600,000	611,250
Assicurazioni Generali SpA,
6.416%, Due 2/8/2022, (3-mo. GBP LIBOR + 2.200%)B C	GBP	200,000	286,355
4.596%, Due 11/21/2025, (3-mo. EUR EURIBOR + 4.500%)B C	EUR	200,000	274,138
Athora Netherlands N.V., 7.000%, Due 6/19/2025, (5-Yr. Annual EUR Swap + 6.463%)B C	EUR	900,000	1,227,025
CNP Assurances, 4.750%, Due 6/27/2028, Series, (5-Yr. Annual EUR Swap + 3.914%)B C	EUR	1,000,000	1,418,641
Direct Line Insurance Group PLC, 4.750%, Due 12/7/2027, (5-Yr. GBP Swap + 3.394%)B C	GBP	600,000	825,317
Galaxy Bidco Ltd., 6.500%, Due 7/31/2026C	GBP	410,000	584,852
Intesa Sanpaolo Vita SpA, 4.750%, Due 12/17/2024, (6-mo. EUR EURIBOR + 4.817%)B C	EUR	200,000	266,564
La Mondiale SAM, 4.375%, Due 4/24/2029, (5-Yr. Annual EUR Swap + 4.411%)B C	EUR	1,100,000	1,453,000
Legal & General Group PLC, 5.625%, Due 3/24/2031, (5-Yr. UK Government Bond + 5.378%)B C	GBP	1,000,000	1,514,507
Liverpool Victoria Friendly Society Ltd., 6.500%, Due 5/22/2043, (5-Yr. UK Government Bond + 5.630%)B C	GBP	200,000	303,330
Pension Insurance Corp. PLC, 7.375%, Due 7/25/2029, (5-Yr. UK Government Bond + 6.658%)B	GBP	1,460,000	2,373,899
Phoenix Group Holdings PLC,
6.625%, Due 12/18/2025C	GBP	250,000	410,038
5.375%, Due 7/6/2027C		200,000	225,950
5.750%, Due 12/31/2049C D	GBP	1,400,000	2,040,747
Rl Finance Bonds PLC, 6.125%, Due 11/13/2028C	GBP	270,000	466,169
Rothesay Life PLC,
8.000%, Due 10/30/2025C	GBP	400,000	694,691
6.875%, Due 9/12/2028, (5-Yr. UK Government Bond + 5.419%)B C	GBP	1,000,000	1,536,606
UnipolSai Assicurazioni SpA, 5.750%, Due 6/18/2024, (3-mo. EUR EURIBOR + 5.180%)B C	EUR	550,000	724,652
UNIQA Insurance Group AG, 3.250%, Due 10/9/2035, (3-mo. EUR EURIBOR + 3.700%)B C	EUR	300,000	386,734

			18,864,044

Real Estate - 2.50%
Aroundtown S.A., 3.375%, Due 9/23/2024, (5-Yr. Annual EUR Swap + 3.980%)B C	EUR	800,000	1,021,300
Country Garden Holdings Co., Ltd.,
7.250%, Due 4/8/2026C		200,000	225,114
5.625%, Due 1/14/2030C		400,000	443,200
4.800%, Due 8/6/2030C		200,000	215,611
CPI Property Group S.A., 4.875%, Due 7/16/2025, (5-Yr. Annual EUR Swap + 4.944%)B C	EUR	350,000	450,560

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

December 31, 2020 (Unaudited)

	Principal Amount*		Fair Value

FOREIGN CORPORATE OBLIGATIONS - 58.15% (continued)

Financial - 44.58% (continued)

Real Estate - 2.50% (continued)
Dar Al-Arkan Sukuk Co., Ltd., Dar Al-Arkan Sukuk Co., Ltd.,
6.875%, Due 3/21/2023C	EUR	400,000	$408,000
6.750%, Due 2/15/2025C		$200,000	200,800
6.875%, Due 2/26/2027C		200,000	200,505
Logan Group Co., Ltd., 5.250%, Due 10/19/2025C		300,000	312,375
MAF Global Securities Ltd.,
5.500%, Due 9/7/2022, (5-Yr. Semi-Annual USD Swap + 3.476%)B C		400,000	409,598
6.375%, Due 3/20/2026, (5-Yr. CMT + 3.539%)B C		200,000	208,991
Samhallsbyggnadsbolaget i Norden AB, 2.624%, Due 1/30/2025, (5-Yr. Annual EUR Swap + 2.814%)B C	EUR	200,000	243,536

			4,339,590

Savings & Loans - 4.64%
Coventry Building Society, 6.875%, Due 9/18/2024, (5-Yr. UK Government Bond + 6.111%)B C	GBP	1,925,000	2,898,668
Nationwide Building Society,
5.875%, Due 12/20/2024, (5-Yr. UK Government Bond + 5.390%)B C	GBP	1,350,000	1,982,149
5.750%, Due 6/20/2027, (5-Yr. UK Government Bond + 5.625%)B C	GBP	800,000	1,195,196
10.250%, Due 12/31/2049, Series CCDSC D	GBP	806,700	1,953,977

			8,029,990

Total Financial			77,236,500

Industrial - 0.97%

Building Materials - 0.33%
Victoria PLC,
5.250%, Due 7/15/2024C	EUR	250,000	315,644
5.250%, Due 7/15/2024A	EUR	200,000	252,515

			568,159

Engineering & Construction - 0.08%
Rutas 2 and 7 Finance Ltd., Due 9/30/2036A E		200,000	149,000

Machinery - Diversified - 0.56%
Sofima Holding SpA, 3.750%, Due 1/15/2028A	EUR	325,000	402,555
Vertical Holdco GmbH, 6.625%, Due 7/15/2028C	EUR	430,000	563,001

			965,556

Total Industrial			1,682,715

Utilities - 0.14%

Electric - 0.14%
ContourGlobal Power Holdings S.A., 3.125%, Due 1/1/2028A	EUR	200,000	246,163

Total Foreign Corporate Obligations (Cost $91,528,378)			100,743,495

FOREIGN SOVEREIGN OBLIGATIONS - 6.09%
Italy Buoni Poliennali Del Tesoro,
1.650%, Due 12/1/2030A C	EUR	6,000,000	8,131,278
0.900%, Due 4/1/2031C	EUR	1,920,000	2,427,425

Total Foreign Sovereign Obligations (Cost $10,251,006)			10,558,703

ASSET-BACKED OBLIGATIONS - 9.49%
Ares European CLO B.V., 5.260%, Due 10/15/2030, (3-mo. EUR EURIBOR + 5.260%)B C	EUR	1,250,000	1,479,954
Aurium CLO DAC, 3.100%, Due 4/16/2030, 3X D, (3-mo. EUR EURIBOR + 3.100%)B C	EUR	500,000	609,795
Avoca CLO DAC, 4.950%, Due 10/15/2030, (3-mo. EUR EURIBOR + 4.950%)B C	EUR	1,500,000	1,761,556
BNPP AM Euro CLO B.V., 4.700%, Due 10/15/2031, 2017-1X E, (3-mo. EUR EURIBOR + 4.700%)B C	EUR	500,000	577,754
Carlyle Euro CLO DAC, 5.230%, Due 8/28/2031, 2018-2A D, (3-mo. EUR EURIBOR + 5.230%)A B	EUR	500,000	573,672

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

December 31, 2020 (Unaudited)

	Principal Amount*		Fair Value

ASSET-BACKED OBLIGATIONS - 9.49% (continued)
Carlyle Global Market Strategies Euro CLO DAC, 4.770%, Due 5/17/2031, 2016-1A DR, (3-mo. EUR EURIBOR + 4.770%)A B	EUR	500,000	$564,364
Contego CLO DAC, 5.280%, Due 1/15/2032, 6X E, (3-mo. EUR EURIBOR + 5.280%)B C	EUR	300,000	351,072
Dryden 39 Euro CLO B.V., 4.970%, Due 10/15/2031, 2015-39X ER, (3-mo. EUR EURIBOR + 4.970%)B C	EUR	1,000,000	1,170,490
E-Carat S.A., 1.768%, Due 12/20/2028, 10FR E, (1-mo. EUR EURIBOR + 2.350%)B C	EUR	1,053,590	1,277,920
Halcyon Loan Advisors European Funding, 5.130%, Due 10/18/2031, (3-mo. EUR EURIBOR + 5.1300%)A B	EUR	1,190,000	1,337,210
Harvest CLO DAC, 3.950%, Due 5/11/2032, 17X DR, (3-mo. EUR EURIBOR + 3.950%)B C	EUR	500,000	613,747
Hayfin Emerald CLO DAC, 5.470%, Due 9/6/2031, 1X E, (3-mo. EUR EURIBOR + 5.4700%)B C	EUR	300,000	364,118
Jubilee CLO B.V., 6.000%, Due 4/15/2031, 2013-X ER, (3-mo. EUR EURIBOR + 6.000%)B C	EUR	500,000	590,381
Madison Park Euro Funding DAC, 3.100%, Due 7/15/2030, (3-mo. EUR EURIBOR + 3.100%)B C	EUR	2,120,000	2,547,281
Man GLG Euro CLO DAC, 8.750%, Due 1/15/2030, 2X F, (3-mo. EUR EURIBOR + 8.750%)B C	EUR	200,000	210,312
Milltown Park CLO DAC, 4.820%, Due 1/15/2031, 1X D, (3-mo. EUR EURIBOR + 4.8200%)B C	EUR	1,000,000	1,154,186
Providus CLO DAC, 5.250%, Due 7/15/2031, 2X E, (3-mo. EUR EURIBOR + 1.200%)B C	EUR	545,000	646,405
Tikehau CLO B.V., 6.250%, Due 12/7/2029, 2X E, (3-mo. EUR EURIBOR + 6.250%)B C	EUR	500,000	603,505

Total Asset-Backed Obligations (Cost $15,000,208)			16,433,722

COLLATERALIZED MORTGAGE OBLIGATIONS - 3.49%
Durham Mortgages B PLC, 1.251%, Due 3/31/2054, 2018-BX C, (3-mo. EUR EURIBOR + 2.100%)B C	GBP	1,631,000	2,221,943
Hawksmoor Mortgage Funding PLC,
1.804%, Due 5/25/2053, 2019-1X B, (3-mo. SONIA + 1.750%)B C	GBP	1,000,000	1,370,508
2.154%, Due 5/25/2053, 2019-1X C, (3-mo. SONIA + 2.100%)B C	GBP	500,000	685,741
Ripon Mortgages PLC,
1.551%, Due 8/20/2056, 1X C2, (3-mo. GBP LIBOR + 1.500%)B C	GBP	500,000	681,588
1.851%, Due 8/20/2056, 1X D1, (3-mo. GBP LIBOR + 1.800%)B C	GBP	290,000	396,173
Towd Point Mortgage Funding - Granite PLC, 1.798%, Due 10/20/2051, 2019-GR4X C, (3-mo. GBP LIBOR + 1.750%)B C	GBP	500,000	684,312

Total Collateralized Mortgage Obligations (Cost $5,532,839)			6,040,265

U.S. TREASURY OBLIGATIONS - 9.70%
U.S. Treasury Notes/Bonds,
0.375%, Due 3/31/2022		$190,000	190,601
0.125%, Due 4/30/2022		7,695,000	7,696,804
0.125%, Due 11/30/2022		8,920,000	8,921,045

Total U.S. Treasury Obligations (Cost $16,798,502)			16,808,450

	Shares

SHORT-TERM INVESTMENTS - 3.19% (Cost $5,523,179)

Investment Companies - 3.19%
American Beacon U.S. Government Money Market Select Fund, 0.01%F G		5,523,179	5,523,179

TOTAL INVESTMENTS - 99.82% (Cost $160,893,859)			172,933,796
OTHER ASSETS, NET OF LIABILITIES - 0.18%			311,719

TOTAL NET ASSETS - 100.00%			$173,245,515

Percentages are stated as a percent of net assets. *In U.S. Dollars unless otherwise noted.

A Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $36,247,391 or 20.92% of net assets. The Fund has no right to demand registration of these securities.

B Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on December 31, 2020.

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

December 31, 2020 (Unaudited)

C Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

D Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.

E Zero coupon bond.

F The Fund is affiliated by having the same investment advisor.

G 7-day yield.

CLO - Collateralized Loan Obligation.

CMT - Constant Maturity Treasury.

DAC - Designated Activity Company.

EURIBOR - Euro Interbank Offered Rate.

ICE - Intercontinental Exchange.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

PIK - Payment in Kind.

PJSC - Private Joint Stock Company.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REIT - Real Estate Investment Trust.

SONIA - Sterling Overnight Index Average.

ULC - Unlimited Liability Company.

Forward Foreign Currency Contracts Open on December 31, 2020:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	59,921,500	EUR	60,609,957	1/8/2021	SSB	$-	$(688,457)	$(688,457)
USD	42,212,775	GBP	43,288,506	1/8/2021	SSB	-	(1,075,731)	(1,075,731)
USD	2,171,655	EUR	2,162,510	1/8/2021	SSB	9,145	-	9,145
USD	714,118	EUR	716,052	1/8/2021	SSB	-	(1,934)	(1,934)
USD	717,547	EUR	714,976	1/8/2021	SSB	2,571	-	2,571
USD	474,764	GBP	487,971	1/8/2021	SSB	-	(13,207)	(13,207)
USD	380,495	EUR	380,204	1/8/2021	SSB	291	-	291
USD	294,630	EUR	295,806	1/8/2021	SSB	-	(1,176)	(1,176)
USD	122,890	EUR	122,176	1/8/2021	SSB	714	-	714

						$12,721	$(1,780,505)	$(1,767,784)

* All values denominated in USD.

Glossary:

Counterparty Abbreviations:
SSB	State Street Bank & Trust Co.

Currency Abbreviations:
EUR	Euro
GBP	Pound Sterling
USD	United States Dollar

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

December 31, 2020 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of December 31, 2020, the investments were classified as described below:

TwentyFour Strategic Income Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$-	$16,570,962	$-	$16,570,962
Foreign Convertible Obligations	-	255,020	-	255,020
Foreign Corporate Obligations	-	100,743,495	-	100,743,495
Foreign Sovereign Obligations	-	10,558,703	-	10,558,703
Asset-Backed Obligations	-	16,433,722	-	16,433,722
Collateralized Mortgage Obligations	-	6,040,265	-	6,040,265
U.S. Treasury Obligations	-	16,808,450	-	16,808,450
Short-Term Investments	5,523,179	-	-	5,523,179

Total Investments in Securities - Assets	$5,523,179	$167,410,617	$-	$172,933,796

Financial Derivative Instruments - Assets
Forward Foreign Currency Contracts	$-	$12,721	$-	$12,721

Total Financial Derivative Instruments - Assets	$-	$12,721	$-	$12,721

Financial Derivative Instruments - Liabilities
Forward Foreign Currency Contracts	$-	$(1,780,505)	$-	$(1,780,505)

Total Financial Derivative Instruments - Liabilities	$-	$(1,780,505)	$-	$(1,780,505)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended December 31, 2020, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

December 31, 2020 (Unaudited)

	SSI Alternative Income Fund	TwentyFour Short Term Bond Fund	TwentyFour Strategic Income Fund
Assets:
Investments in unaffiliated securities, at fair value†	$178,863,675	$10,069,155	$167,410,617
Investments in affiliated securities, at fair value‡	28,712,544	–	5,523,179
Foreign currency, at fair value^	–	229,571	499,641
Cash	–	42,114	–
Cash with brokers	72,642,148	–	–
Dividends and interest receivable	1,044,504	185,608	1,626,118
Receivable for investments sold	756,393	–	–
Receivable for fund shares sold	324,483	–	1,217,882
Receivable for tax reclaims	–	659	1,525
Receivable for expense reimbursement (Note 2)	–	4,077	20,541
Unrealized appreciation from forward foreign currency contracts	–	113,392	12,721
Prepaid expenses	79,836	44,664	55,885

Total assets	282,423,583	10,689,240	176,368,109

Liabilities:
Payable for investments purchased	966,313	–	804,748
Payable for fund shares redeemed	118,955	60	202,298
Payable for expense recoupment (Note 2)	2,772	–	–
Securities sold short, at fair value±	72,296,944	–	–
Written options and swaptions contracts, at fair value (premiums received $185,861)	234,743	–	–
Dividends payable	–	23,836	2,221
Dividends and interest expense payable	10,530	–	–
Management and sub-advisory fees payable (Note 2)	224,638	3,064	93,408
Service fees payable (Note 2)	616	178	13,045
Transfer agent fees payable (Note 2)	55,496	6,220	9,879
Custody and fund accounting fees payable	9,168	2,753	29,175
Professional fees payable	53,250	129,509	182,763
Trustee fees payable (Note 2)	1,166	8	–
Payable for prospectus and shareholder reports	16,433	30,154	3,421
Unrealized depreciation from forward foreign currency contracts	–	220,730	1,780,505
Other liabilities	30	872	1,131

Total liabilities	73,991,054	417,384	3,122,594

Net assets	$208,432,529	$10,271,856	$173,245,515

Analysis of net assets:
Paid-in-capital	$204,157,880	$10,192,976	$181,678,614
Total distributable earnings (deficits)A	4,274,649	78,880	(8,433,099)

Net assets	$208,432,529	$10,271,856	$173,245,515

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

December 31, 2020 (Unaudited)

	SSI Alternative Income Fund	TwentyFour Short Term Bond Fund	TwentyFour Strategic Income Fund
Shares outstanding at no par value (unlimited shares authorized):
R5 Class	9,833	N/A	1,038,196

Y Class	18,860,711	15,085	11,766,681

Investor Class	374,231	N/A	1,858,659

A Class	N/A	20,152	599,006

C Class	N/A	13,286	725,021

R6 Class	N/A	971,501	N/A

Net assets:
R5 Class	$106,553	N/A	$11,304,199

Y Class	$204,274,512	$151,727	$127,719,477

Investor Class	$4,051,464	N/A	$19,989,937

A Class	N/A	$202,238	$6,449,525

C Class	N/A	$132,380	$7,782,377

R6 Class	N/A	$9,785,511	N/A

Net asset value, offering and redemption price per share:
R5 Class	$10.84	N/A	$10.89

Y Class	$10.83	$10.06	$10.85

Investor Class	$10.83	N/A	$10.76

A Class	N/A	$10.04	$10.77

A Class (offering price)	N/A	$10.30	$11.19

C Class	N/A	$9.96	$10.73

R6 Class	N/A	$10.07	N/A

† Cost of investments in unaffiliated securities	$151,332,557	$9,329,881	$155,370,680
‡ Cost of investments in affiliated securities	$28,712,544	$–	$5,523,179
^ Cost of foreign currency	$–	$227,330	$490,745
± Proceeds of securities sold short	$53,908,421	$–	$–

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

See accompanying notes

American Beacon FundsSM

Statements of Operations

For the period ended December 31, 2020 (Unaudited)

	SSI Alternative Income Fund	TwentyFour Short Term Bond Fund	TwentyFour Strategic Income Fund
Investment income:
Dividend income from unaffiliated securities	$265,491	$–	$–
Dividend income from affiliated securities (Note 2)	963	–	459
Interest income (net of foreign taxes)†	2,235,591	94,918	2,962,058
Interest income from short securities held at broker	151,629	–	–

Total investment income	2,653,674	94,918	2,962,517

Expenses:
Management and sub-advisory fees (Note 2)	937,201	26,361	496,738
Transfer agent fees:
R5 Class (Note 2)	6	–	2,797
Y Class (Note 2)	56,546	1,175	56,064
Investor Class	688	–	928
A Class	–	1,189	132
C Class	–	1,168	168
Ultra Class	–	–	6
R6 Class	–	1,280	–
Custody and fund accounting fees	23,033	13,654	30,030
Professional fees	72,598	184,949	39,294
Registration fees and expenses	54,569	42,359	46,114
Service fees (Note 2):
Investor Class	3,048	–	27,381
A Class	–	–	1,647
C Class	–	–	2,458
Distribution fees (Note 2):
A Class	–	255	7,024
C Class	–	1,227	28,802
Prospectus and shareholder report expenses	13,149	5,532	15,126
Trustee fees (Note 2)	6,391	422	4,782
Prime broker fees	205,449	–	–
Dividends and interest on securities sold short	84,764	–	–
Loan expense (Note 9)	394	15	354
Other expenses	12,038	2,714	7,757

Total expenses	1,469,874	282,300	767,602

Net fees waived and expenses (reimbursed) (Note 2)	(53,280)	(247,790)	(113,021)
Net sub-advisory fees waived (Note 2)	–	(8,152)	–

Net expenses	1,416,594	26,358	654,581

Net investment income	1,237,080	68,560	2,307,936

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securitiesA	7,244,439	40,724	1,488,389
Foreign currency transactions	–	6,675	(1,862,458)
Forward foreign currency contracts	–	(578,696)	(2,601,874)
Written options contracts	898,510	–	–
Short sales	(6,197,014)	–	–
Change in net unrealized appreciation (depreciation) of:
Investments in unaffiliated securitiesB	24,285,276	1,053,953	14,745,217
Foreign currency transactions	–	16,608	40,129
Forward foreign currency contracts	–	(299,348)	(2,544,117)
Written options contracts	39,383	–	–
Short sales	(14,326,733)	–	–

Net gain from investments	11,943,861	239,916	9,265,286

Net increase in net assets resulting from operations	$13,180,941	$308,476	$11,573,222

† Foreign taxes	$–	$(568)	$32

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

American Beacon FundsSM

Statements of Changes in Net Assets

	SSI Alternative Income FundA		TwentyFour Short Term Bond Fund
	Six Months Ended December 31, 2020	Year Ended June 30, 2020	Six Months Ended December 31, 2020	February 18, 2020B to June 30, 2020
	(unaudited)		(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$1,237,080	$3,171,126	$68,560	$41,092
Net realized gain (loss) from investments in unaffiliated securities, foreign currency transactions, forward foreign currency contracts, written options contracts and short sales	1,945,935	3,999,981	(531,297)	83,589
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities, foreign currency transactions, forward foreign currency contracts, written options contracts and short sales	9,997,926	(3,210,285)	771,213	(129,328)

Net increase (decrease) in net assets resulting from operations	13,180,941	3,960,822	308,476	(4,647)

Distributions to shareholders:
Total retained earnings:
R5 ClassC	(3,271)	(3,660)	–	–
Y Class	(5,673,593)	(6,924,234)	(2,338)	(703)
Investor Class	(55,268)	(31,372)	–	–
A Class	–	–	(3,028)	(885)
C Class	–	–	(3,606)	(1,265)
Ultra Class	–	–	–	–
R6 Class	–	–	(144,948)	(68,176)

Net distributions to shareholders	(5,732,132)	(6,959,266)	(153,920)	(71,029)

Capital share transactions (Note 10):
Proceeds from sales of shares	92,796,754	17,830,637	78,500	507,237
Reinvestment of dividends and distributions	4,768,388	5,192,445	4,491	15,992
Cost of shares redeemed	(37,152,516)	(107,780,922)	(213,911)	(199,333)

Net increase (decrease) in net assets from capital share transactions	60,412,626	(84,757,840)	(130,920)	323,896

Net increase (decrease) in net assets	67,861,435	(87,756,284)	23,636	248,220

Net assets:
Beginning of period	140,571,094	228,327,378	10,248,220	10,000,000	D

End of period	$208,432,529	$140,571,094	$10,271,856	$10,248,220

A Formerly known as Palmer Square SSI Alternative Income Fund.
B Commencement of operations.
C Formerly known as Institutional Class.
D Seed capital.

See accompanying notes

American Beacon FundsSM

Statements of Changes in Net Assets

	TwentyFour Strategic Income Fund
	Six Months Ended December 31, 2020	Year Ended June 30, 2020
	(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$2,307,936	$2,576,058
Net realized gain (loss) from investments in unaffiliated securities, foreign currency transactions, forward foreign currency contracts, written options contracts and short sales	(2,975,943)	1,563,261
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities, foreign currency transactions, forward foreign currency contracts written options contracts, and short sales	12,241,229	(1,504,661)

Net increase (decrease) in net assets resulting from operations	11,573,222	2,634,658

Distributions to shareholders:
Total retained earnings:
R5 ClassA	(223,670)	(310,611)
Y Class	(2,294,052)	(2,103,651)
Investor Class	(298,795)	(268,231)
A Class	(107,952)	(213,981)
C Class	(90,238)	(64,645)
Ultra Class	(858)	(76,048)
R6 Class	–	–

Net distributions to shareholders	(3,015,565)	(3,037,167)

Capital share transactions (Note 10):
Proceeds from sales of shares	60,537,489	106,705,169
Reinvestment of dividends and distributions	3,004,255	2,946,921
Cost of shares redeemed	(22,899,093)	(51,975,326)

Net increase (decrease) in net assets from capital share transactions	40,642,651	57,676,764

Net increase (decrease) in net assets	49,200,308	57,274,255

Net assets:
Beginning of period	124,045,207	66,770,952

End of period	$173,245,515	$124,045,207

A Formerly known as Institutional Class.
B Commencement of operations.
C Formerly known as Institutional Class.
D Seed capital.

See accompanying notes

American Beacon FundsSM

Notes to Financial Statements

December 31, 2020 (Unaudited)

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as, open-end management investment companies. The American Beacon TwentyFour Short Term Bond Fund is non-diversified, and the American Beacon SSI Alternative Income Fund and the American Beacon TwentyFour Strategic Income Fund are diversified. As of December 31, 2020, the Trust consists of twenty-eight active series, three of which are presented in this filing: American Beacon SSI Alternative Income Fund, American Beacon TwentyFour Short Term Bond Fund and American Beacon TwentyFour Strategic Income Fund (collectively, the “Funds” and each individually a “Fund”). The remaining twenty-five active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-04, which provides optional expedients and exceptions for contracts, hedging relationships and other transactions affected by the transitioning away from the London Interbank Offered Rate (“LIBOR”) and other reference rates that are expected to be discontinued. The amendments in this ASU are effective for all entities as of March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of these changes on the financial statements.

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors; however, not all of the Funds offer all classes. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third-party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

Ultra Class	Large institutional investors - sold directly or through intermediary channels.	$350,000,000

R6 Class	Large institutional retirement plan investors - sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital

American Beacon FundsSM

Notes to Financial Statements

December 31, 2020 (Unaudited)

gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined based on specific lot identification.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses, and purchases and sales of investments are translated into U.S. dollars at the rate of the exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses on the Funds’ Statements of Operations.

Distributions to Shareholders

The SSI Alternative Income Fund distributes most or all of its net earning and realized gains, if any, each taxable year in the form of dividends from net investment income on a semi-annual basis and distributions of realized net capital gains and net gains from foreign currency transactions on an annual basis. The TwentyFour Short Term Bond Fund and TwentyFour Strategic Income Fund distributes most or all of their net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income on a monthly basis and distributions of realized net capital gains and net gains from foreign currency transactions on an annual basis. The Funds do not have a fixed dividend rate and do not guarantee that they will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Funds may designate earnings and profits distributed to shareholders on the redemption of shares.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income, realized and unrealized gains and losses from investments of the Funds are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Funds. Expenses directly charged or attributable to the Fund will be paid from the assets of the Fund.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2020 (Unaudited)

Generally, expenses of the Trust will be allocated among and charged to the assets of the Funds on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Funds or nature of the services performed and relative applicability to the Funds.

Organization and Offering Costs

Organizational costs consist of the costs of forming the TwentyFour Short Term Bond Fund, drafting the bylaws, administration, custody and transfer agency agreements, and legal services in connection with the initial meeting of trustees, and were expensed immediately as incurred. All organizational costs were recorded during the period ended June 30, 2020. Offering costs consist of the costs of preparation, review and filing with the SEC the Fund’s registration statement (including the Prospectus and the Statement of Additional Information (“SAI”)), the costs of preparation, the costs associated with the printing, mailing or other distribution of the Prospectus, SAI and the amounts of associated filing fees and legal fees associated with the offering. Organizational costs and offering costs are subject to the Fund’s expense limitation agreement discussed in Note 2 and offering costs require amortization over twelve months on a straight-line basis from the commencement of operations. For the period ended December 31, 2020, the Fund recorded $80,758 of amortized offering costs.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.   Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide the Funds with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of each Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the Funds, and the Manager have entered into Investment Advisory Agreements with SSI Investment Management LLC and TwentyFour Asset Management (US) LP (the “Sub-Advisors”) pursuant to which the Funds have agreed to pay annualized sub-advisory fees that are calculated and accrued daily based on the Funds’ average daily net assets according to the following schedule:

SSI Alternative Income Fund

First $300 million	0.95%
Over $300 million	0.85%

American Beacon FundsSM

Notes to Financial Statements

December 31, 2020 (Unaudited)

TwentyFour Short Term Bond Fund

First $200 million	0.20%
Next $200 million	0.185%
Next $700 million	0.175%
Over $1.1 billion	0.17%

TwentyFour Strategic Income Fund

First $1 billion	0.32%
Over $1 billion	0.27%

The Management and Sub-Advisory Fees paid by the Fund for the period ended December 31, 2020 were as follows:

SSI Alternative Income Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$252,323
Sub-Advisor Fees	0.95%	684,878

Total	1.30%	$937,201

TwentyFour Short Term Bond Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$18,209
Sub-Advisor Fees	0.20%	8,152

Total	0.55%	$26,361

TwentyFour Strategic Income Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$259,490
Sub-Advisor Fees	0.32%	237,248

Total	0.67%	$496,738

From the date of the TwentyFour Short Term Bond Fund’s commencement of operations until December 31, 2020, the Sub-Advisor of the Fund, TwentyFour Asset Management (US) LP agreed to share a portion of the fee waivers with the Manager by waiving 100% of its sub-advisory fee. For the period ended December 31, 2020, $8,152 of sub-advisory fees were waived by TwentyFour Asset Management (US) LP.

Distribution Plans

The Funds, except for the A and C Classes of the TwentyFour Short Term Bond Fund and TwentyFour Strategic Income Fund, have adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees may be charged to the Funds for distribution purposes. However, the Plan authorizes the management fee received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Funds do not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Funds. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the

American Beacon FundsSM

Notes to Financial Statements

December 31, 2020 (Unaudited)

A Class, and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor Class of the Funds. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.375% of the average daily net assets attributable to the Investor Class of the Funds.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Funds and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. Certain services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Funds’ transfer agent. Accordingly, the Funds, pursuant to Board approval, have agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the period ended December 31, 2020, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statements of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
SSI Alternative Income	$55,122
TwentyFour Short Term Bond	7
TwentyFour Strategic Income	57,010

As of December 31, 2020, the Funds owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
SSI Alternative Income	$11,196
TwentyFour Short Term Bond	1
TwentyFour Strategic Income	9,879

Investments in Affiliated Funds

The Funds may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). The Funds listed below held the following shares with a December 31, 2020 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	December 31, 2020 Shares/Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	December 31, 2020 Fair Value
U.S. Government Money Market Select Fund	Direct	SSI Alternative Income	$28,712,544	$-	$-	$963	$28,712,544
U.S. Government Money Market Select Fund	Direct	TwentyFour Strategic Income	5,523,179	-	-	459	5,523,179

American Beacon FundsSM

Notes to Financial Statements

December 31, 2020 (Unaudited)

The Funds and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended December 31, 2020, the Manager earned fees on the Funds’ direct investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund
SSI Alternative Income	$7,897
TwentyFour Strategic Income	4,175

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. When a fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended December 31, 2020, the SSI Alternative Income Fund borrowed $234,466 for 1 day at an interest rate of 0.87% with interest charges of $6. These amounts are recorded as “Other expenses” in the Statements of Operations. For the period ended December 31, 2020, the TwentyFour Short Term Bond Fund and the TwentyFour Strategic Income Fund did not utilize the credit facility.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Funds to the extent that total operating expenses exceed the Funds’ expense cap. During the period ended December 31, 2020, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap		Reimbursed Expenses	(Recouped) Expenses		Expiration of Reimbursed Expenses
Fund	Class	7/1/2020 - 10/31/2020	11/1/2020 – 12/31/2020
SSI Alternative Income	R5	1.49%	1.49%	$43	$(6	)*	2023 - 2024
SSI Alternative Income	Y	1.56%	1.56%	51,228	(3,082	)*	2023 - 2024
SSI Alternative Income	Investor	1.81%	1.81%	2,009	-		2023 - 2024
TwentyFour Short Term Bond	Y	0.57%	0.57%	4,786	-		2023 - 2024
TwentyFour Short Term Bond	A	0.87%	0.87%	5,809	-		2023 - 2024
TwentyFour Short Term Bond	C	1.62%	1.62%	6,603	-		2023 - 2024
TwentyFour Short Term Bond	R6	0.47%	0.47%	230,483	-		2023 - 2024
TwentyFour Strategic Income	R5	0.72%	0.72%	10,747	-		2023 - 2024
TwentyFour Strategic Income	Y	0.82%	0.80%	84,218	-		2023 - 2024
TwentyFour Strategic Income	Investor	1.09%	1.09%	12,393	-		2023 - 2024
TwentyFour Strategic Income	A	1.12%	1.00%	2,811	-		2023 - 2024
TwentyFour Strategic Income	C	1.87%	1.84%	2,778	-		2023 - 2024
TwentyFour Strategic Income	Ultra	0.67%	0.67%	74	-		2023 - 2024

* These amounts represent Recouped Expenses from prior fiscal years and are reflected in Total Expenses on the Statements of Operations.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2020 (Unaudited)

Of these amounts, $2,772 was disclosed as a payable for expense recoupment on the Statements of Assets and Liabilities at December 31, 2020 for the SSI Alternative Income Fund. Of these amounts, $20,541 and $4,077 were disclosed as a receivable from the Manager on the Statements of Assets and Liabilities as December 31, 2020 for the TwentyFour Strategic Income Fund and TwentyFour Short Term Bond Fund, respectively.

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of such fee or voluntary reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Funds for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Funds’ annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2023 and 2024. The Funds did not record a liability for potential reimbursements due to the current assessment that reimbursements are uncertain. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
SSI Alternative Income	$3,082	$228,372	$-	2021 - 2022
SSI Alternative Income	6	93,550	-	2022 - 2023
TwentyFour Short Term Bond	-	308,761	-	2022 - 2023
TwentyFour Strategic Income	-	101,643	139,830	2020 - 2021
TwentyFour Strategic Income	-	375,688	-	2021 - 2022
TwentyFour Strategic Income	-	255,373	-	2022 - 2023

Concentration of Ownership

From time to time, the Funds may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a significant ownership of more than 5% of the Funds’ outstanding shares could have a material impact on the Funds. As of December 31, 2020, based on management’s evaluation of the shareholder account base, one account has been identified as representing an unaffiliated significant ownership of approximately 29% for the SSI Alternative Income Fund and one account has been identified as representing an affiliated significant ownership of approximately 95% for the TwentyFour Short Term Bond Fund.

Sales Commissions

The Funds’ Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of Class A sales charges from broker dealers which may be used to offset distribution related expenses. During the period ended December 31, 2020, RID collected $3,264 for TwentyFour Strategic Income Fund from the sale of Class A Shares. During the period ended December 31, 2020 there were no Class A Shares sales charges collected for TwentyFour Short Term Bond Fund.

A CDSC of 0.50% will be deducted with respect to Class A Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the period ended December 31, 2020, there were no CDSC fees collected for the Class A Shares of the Funds.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended December 31, 2020, CDSC fees of $1,581 were collected for the Class C Shares of TwentyFour Strategic Income Fund. During the period ended December 31, 2020, there were no Class C CDSC fees collected for TwentyFour Short Term Bond Fund.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2020 (Unaudited)

Trustee Fees and Expenses

Effective January 1, 2021, as compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $120,000; (2) meeting attendance fee (for attendance in person or via teleconference) of (a) $12,000 for in-person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For her service as Board Chair, Ms. Cline receives an additional annual retainer of $50,000. Although she attends several committee meetings at each quarterly Board meeting, she receives only a single $2,500 fee each quarter for her attendance at those meetings. The chairpersons of the Audit Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3.  Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by

American Beacon FundsSM

Notes to Financial Statements

December 31, 2020 (Unaudited)

the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Fund’s fair valuation procedures.

Investments in open-end mutual funds are valued at the closing NAV per share of the mutual fund on the day of valuation.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Board.

Other investments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the Manager’s Valuation Committee, pursuant to procedures established by the Board.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2020 (Unaudited)

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts or options that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

OTC financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

4.  Securities and Other Investments

Asset-Backed Securities

ABS are securities issued by trusts and special purpose entities that are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). Typically, loans or accounts receivable paper are transferred from the originator to a specially created trust, which repackages the trust’s interests as securities with a minimum denomination and a specific term. The securities are

American Beacon FundsSM

Notes to Financial Statements

December 31, 2020 (Unaudited)

then privately placed or publicly offered. Examples include certificates for automobile receivables and so-called plastic bonds, backed by credit card receivables. The Funds are permitted to invest in ABS, subject to the Funds’ rating and quality requirements.

The value of an ABS is affected by, among other things, changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Payments of principal and interest passed through to holders of ABS are frequently supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a portion of the ABS’s par value. Value is also affected if any credit enhancement has been exhausted.

Collateralized Loan Obligations

The Funds may invest in collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are types of ABS. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CLOs may charge management fees and administrative expenses.

For CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since they are partially protected from defaults, senior tranches from a CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class.

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. Common stock may be traded via an exchange or over-the-counter. Over-the-counter stock may be less liquid than exchange-traded stock.

Convertible Securities

Convertible securities include corporate bonds, notes, preferred stock or other securities that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock. Holders of convertible securities have a claim on the assets of the issuer prior to the common stockholders, but may be subordinated to holders of similar non-convertible securities of the same issuer. Because of the conversion feature, certain convertible securities may be considered equity equivalents.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2020 (Unaudited)

Floating Rate Securities

The coupons on certain fixed income securities in which the Funds may invest are not fixed and may fluctuate based upon changes in market rates. The coupon on a floating rate security is generally based on an interest rate such as a money market index, LIBOR or a Treasury bill rate. Floating rate obligations are less effective than fixed rate obligations at locking in a particular yield. Nevertheless, such obligations are subject to interest rate risk and may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons.

As short-term interest rates decline, the coupons on floating rate securities typically should decrease. Alternatively, during periods of increasing interest rates, changes in the coupons of floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of floating rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Floating rate securities will not generally increase in value if interest rates decline.

Foreign Debt Securities

The Funds may invest in foreign fixed and floating rate income securities (including emerging market securities) all or a portion of which may be non-U.S. dollar denominated and which include: (a) debt obligations issued or guaranteed by foreign national, provincial, state, municipal or other governments with taxing authority or by their agencies or instrumentalities, including Brady Bonds; (b) debt obligations of supranational entities; (c) debt obligations of the U.S. Government issued in non-dollar securities; (d) debt obligations and other fixed income securities of foreign corporate issuers (both dollar and non-dollar denominated); and (e) U.S. corporate issuers (both Eurodollar and non-dollar denominated). There is no minimum rating criteria for the Funds’ investments in such securities. Investing in the securities of foreign issuers involves special considerations that are not typically associated with investing in the securities of U.S. issuers. In addition, emerging markets are markets that have risks that are different and higher than those in more developed markets.

High-Yield Bonds

High-yield, non-investment-grade bonds (also known as “junk bonds”) are low-quality, high-risk corporate bonds that generally offer a high level of current income. These bonds are considered speculative by rating organizations. For example, Moody’s, S&P Global Ratings (“S&P Global”) and Fitch, Inc. rate them below Baa and BBB, respectively. High-yield bonds are often issued as a result of corporate restructurings, such as leveraged buyouts, mergers, acquisitions, or other similar events. They may also be issued by smaller, less creditworthy companies or by highly leveraged firms, which are generally less able to make scheduled payments of interest and principal than more financially stable firms. Because of their low credit quality, high-yield bonds must pay higher interest to compensate investors for the substantial credit risk they assume. In order to minimize credit risk, the Funds intend to diversify their holdings among multiple issuers.

Illiquid and Restricted Securities

Generally, an illiquid asset is an asset that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to Rule 22e-4 under the Investment Company Act or as otherwise permitted or required by SEC rules and interpretations. Historically, illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. These securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. A large institutional market exists for certain securities that are not registered under the Securities Act, including repurchase agreements,

American Beacon FundsSM

Notes to Financial Statements

December 31, 2020 (Unaudited)

commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

Limitations on resale may have an adverse effect on the marketability of portfolio securities, and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. In addition, the Fund may get only limited information about an issuer, so it may be less able to predict a loss. The Fund also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC adopted Rule 144A under the Securities Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the Fund qualify under Rule 144A and an institutional market develops for those securities, the Fund likely will be able to dispose of the securities without registering them under the Securities Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of the Fund’s illiquidity. The Manager or the Sub-Advisor, as applicable, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as the Fund, to purchase such unregistered securities if certain conditions are met.

Securities sold in private placement offerings made in reliance on the “private placement” exemption from registration afforded by Section 4(a)(2) of the Securities Act and resold to qualified institutional buyers under Rule 144A under the Securities Act (“Section 4(a)(2) securities”) are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as the Fund, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(a)(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(a)(2) securities, thus providing liquidity. Restricted securities outstanding during the period ended December 31, 2020 are disclosed in the Notes to the Schedules of Investments.

Mortgage-Related and Other Asset-Backed Securities

The TwentyFour Short Term Bond Fund and TwentyFour Strategic Income Funds may invest in mortgage or other ABS. These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of the Funds’ MBS may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2020 (Unaudited)

Other Investment Company Securities and Other Exchange-Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies (“BDCs”), ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in securities of an investment company advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Special Purpose Acquisition Company

A special purpose acquisition company (“SPAC”) is a collective investment structure that allows public stock market investors to invest in private equity type transactions, particularly leveraged buyouts. SPACs are shell or blank-check companies, governed by the SEC, that have no operations but go public with the intention of merging with or acquiring a company with the proceeds of the SPAC’s initial public offering (“IPO”). SPACs outstanding at December 31, 2020 are disclosed in the Notes to Schedules of Investments.

Payment-In-Kind Securities

The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the “Unrealized appreciation (depreciation) of investments” to “Dividend and interest receivable” in the Statements of Assets and Liabilities.

Short Sales

The SSI Alternative Income Fund may enter into short sale transactions. A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in the market price of the security. Securities sold in short sale transactions and the dividends and interest payable on such securities, if any, are reflected as a liability. The Fund is obligated to deliver the security at the market price at the time the short position is closed. The risk of loss on a short sale transaction is theoretically unlimited, because there is no limit to the cost of replacing the security sold short, whereas losses from purchase transactions cannot exceed the total amount invested. As of December 31, 2020, short positions were held by the Fund and are disclosed in the Schedule of Investments. For the same period herein, securities pledged as collateral for short sales are disclosed in the Fund’s Schedule of Investments, and cash collateral for short sales are reflected as “Cash with brokers” on the Statements of Assets and Liabilities.

5.  Financial Derivative Instruments

The Funds may utilize derivative instruments to enhance return, hedge risk, gain efficient exposure to an asset class or to manage liquidity. When considering the Funds’ use of derivatives, it is important to note that the Funds do not use derivatives for the purpose of creating financial leverage.

Options Contracts

The Funds may write (1) call and put options on futures, swaps (“swaptions”), securities, commodities or currencies it owns or in which it may invest and (2) inflation-capped options. Writing put options tends to increase

American Beacon FundsSM

Notes to Financial Statements

December 31, 2020 (Unaudited)

the Funds’ exposure to unfavorable movements of the underlying instrument in exchange for an upfront premium. Writing call options tends to decrease the Funds’ exposure to favorable movements of the underlying instrument in exchange for an upfront premium. When the Funds writes a call, put, or inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss when the underlying transaction is sold. The Funds, as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Funds may not be able to enter into a closing transaction because of an illiquid market.

The Funds may also purchase put and call options. Purchasing call options tends to increase the Funds’ exposure to favorable movements of the underlying instrument in exchange for paying an upfront premium. Purchasing put options tends to decrease the Funds’ exposure to unfavorable movements of the underlying instrument. The Funds pay a premium which is included on the Funds’ Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

During the period ended December 31, 2020, the SSI Alternative Income Fund purchased/sold options primarily for hedging.

Average Option Notional Amounts Outstanding Period Ended December 31, 2020
Fund	Purchased Contracts	Written Contracts
SSI Alternative Income	$–	$82,525

Straddle Options

The Funds may enter into differing forms of straddle options. A straddle is an investment strategy that uses combinations of options that allow a Fund to profit based on the future price movements of the underlying security, regardless of the direction of those movements. A written straddle involves simultaneously writing a call option and a put option on the same security with the same strike price and expiration date. The written straddle increases in value when the underlying security price has little volatility before the expiration date. A purchased straddle involves simultaneously purchasing a call option and a put option on the same security with the same strike price and expiration date. The purchased straddle increases in value when the underlying security price has high volatility, regardless of direction, before the expiration date.

Forward Foreign Currency Contracts

The Funds may enter into forward foreign currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of the Funds’ securities denominated in foreign currencies. Forward foreign currency contracts are valued at the forward exchange rate prevailing on the day of valuation. The Funds may also use currency contracts to increase exposure to a foreign currency or to shift exposure to foreign currency

American Beacon FundsSM

Notes to Financial Statements

December 31, 2020 (Unaudited)

fluctuations from one country to another. The Funds bear the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Funds also bear the credit risk if the counterparty fails to perform under the contract.

During the period ended December 31, 2020, the TwentyFour Short Term Bond Fund and TwentyFour Strategic Income Funds entered into forward foreign currency contracts primarily for return enhancement and hedging.

The Funds’ forward foreign currency contract notional dollar values outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of forward foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD at each quarter end.

Average Forward Foreign Currency Notional Amounts Outstanding Period Ended December 31, 2020
Fund	Purchased Contracts	Sold Contracts
TwentyFour Short Term Bond	$2,457,565	$13,844,819
TwentyFour Strategic Income	6,524,724	102,437,702

The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure(1):

SSI Alternative Income Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of December 31, 2020:

	Derivatives not accounted for as hedging instruments

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Written options contracts outstanding	$-	$-	$-	$-	$(234,743)	$(234,743)

The effect of financial derivative instruments on the Statements of Operations as of December 31, 2020:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Written options contracts	$-	$-	$-	$-	$898,510	$898,510

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Written options contracts	$-	$-	$-	$-	$39,383	$39,383

TwentyFour Short Term Bond Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of December 31, 2020:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized appreciation of forward foreign currency contracts	$-	$113,392	$-	$-	$-	$113,392

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized depreciation of forward foreign currency contracts	$-	$(220,730)	$-	$-	$-	$(220,730)

American Beacon FundsSM

Notes to Financial Statements

December 31, 2020 (Unaudited)

The effect of financial derivative instruments on the Statements of Operations as of December 31, 2020:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$-	$(578,696)	$-	$-	$-	$(578,696)

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$-	$(299,348)	$-	$-	$-	$(299,348)

TwentyFour Strategic Income Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of December 31, 2020:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized appreciation of forward foreign currency contracts	$-	$12,721	$-	$-	$-	$12,721

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized depreciation of forward foreign currency contracts	$-	$(1,780,505)	$-	$-	$-	$(1,780,505)

The effect of financial derivative instruments on the Statements of Operations as of December 31, 2020:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$-	$(2,601,874)	$-	$-	$-	$(2,601,874)

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$-	$(2,544,117)	$-	$-	$-	$(2,544,117)

(1) See Note 3 in the Notes to Financial Statements for additional information.

Master Agreements

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery or sale-buyback financing transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount

American Beacon FundsSM

Notes to Financial Statements

December 31, 2020 (Unaudited)

represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, December 31, 2020.

SSI Alternative Income Fund

Offsetting of Financial and Derivative Assets as of December 31, 2020:
	Assets	Liabilities
Written Options Contracts	$-	$234,743

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$-	$234,743

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$-	$(234,743)

TwentyFour Short Term Bond Fund

Offsetting of Financial and Derivative Assets as of December 31, 2020:
	Assets	Liabilities
Forward Foreign Currency Contracts	$113,392	$220,730

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$113,392	$220,730

Total derivative assets and liabilities subject to an MNA	$113,392	$220,730

Financial Assets, Derivatives, and Collateral Received/(Pledged) by Counterparty as of December 31, 2020:
			Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount
State Street Bank & Trust Co.	$113,392	$(113,392)	$-	$-	$-

			Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount
State Street Bank & Trust Co.	$220,730	$(113,392)	$-	$-	$107,338

TwentyFour Strategic Income Fund

Offsetting of Financial and Derivative Assets as of December 31, 2020:
	Assets	Liabilities
Forward Foreign Currency Contracts	$12,721	$1,780,505

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$12,721	$1,780,505

Total derivative assets and liabilities subject to an MNA	$12,721	$1,780,505

American Beacon FundsSM

Notes to Financial Statements

December 31, 2020 (Unaudited)

Financial Assets, Derivatives, and Collateral Received/(Pledged) by Counterparty as of December 31, 2020:
			Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount
State Street Bank & Trust Co.	$12,721	$(12,721)	$-	$-	$-

			Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount
State Street Bank & Trust Co.	$1,780,505	$(12,721)	$-	$-	$1,767,784

6.   Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Asset-Backed and Mortgage Related Securities Risk

Investments in asset-backed and mortgage related securities are subject to market risks for fixed-income securities which include, but are not limited to, interest rate risk, prepayment risk and extension risk. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain MBS and ABS securities. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. When mortgages and other obligations are prepaid and when securities are called, a Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Because prepayments increase when interest rates fall, the prices of MBS and ABS do not increase as much as other fixed income securities when interest rates fall. When interest rates rise, borrowers are less likely to prepay their mortgage and other loans. A decreased rate of prepayments lengthens the expected maturity of MBS and ABS. Therefore, the prices of MBS and ABS may decrease more than prices of other fixed-income securities when interest rates rise. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates. Rising interest rates also may increase the risk of default by borrowers. As a result, in a period of rising interest rates, a Fund that holds these types of securities, may experience additional volatility and losses. A decline in the credit quality of and defaults by the issuers of asset-backed and mortgage related securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to a Fund. In addition, certain asset-backed and mortgage related securities may include securities backed by pools of loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages.

Callable Securities Risk

The SSI Alternative Income Fund may invest in fixed-income securities with call features. A call feature allows the issuer of the security to redeem or call the security prior to its stated maturity date. In periods of falling interest rates, issuers may be more likely to call in securities that are paying higher coupon rates than prevailing interest rates. In the event of a call, the Fund would lose the income that would have been earned to maturity on that security, and the proceeds received by the Fund may be invested in securities paying lower coupon rates. Thus, the Fund’s income could be reduced as a result of a call. In addition, the market value of a callable security may decrease if it is perceived by the market as likely to be called, which could have a negative impact on the Fund’s total return.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2020 (Unaudited)

Convertible Securities Risk

The value of a convertible security typically increases or decreases with the price of the underlying common stock. In general, a convertible security is subject to the risks of stocks, and its price may be as volatile as that of the underlying stock, when the underlying stock’s price is high relative to the conversion price and a convertible security is subject to the risks of debt securities, and is particularly sensitive to changes in interest rates, when the underlying stock’s price is low relative to the conversion price. Convertible securities generally have less potential for gain or loss than common stocks. Securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities that are convertible at the option of the holder. Many convertible securities have credit ratings that are below investment grade and are subject to the same risks as an investment in lower-rated debt securities. The credit rating of a company’s convertible securities is generally lower than that of its non-convertible debt securities. Convertible securities are normally considered “junior” securities — that is, the company usually must pay interest on its non-convertible debt securities before it can make payments on its convertible securities. If the issuer stops paying interest or principal, convertible securities may become worthless and the Fund could lose its entire investment. In addition, because companies that issue convertible securities may be small- or mid-cap companies, to the extent the Fund invests in convertible securities issued by small- or mid-cap companies, it will be subject to the risks of investing in such companies.

Counterparty Risk

The Funds are subject to the risk that a party or participant to a transaction, such as a broker or derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Funds. As a result the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.

Some of the markets in which the Funds may effect derivative transactions are OTC or “interdealer” markets. The participants in such markets are typically not subject to credit evaluation and regulatory oversight to the same extent as are members of “exchange-based” markets. This exposes the Funds to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a credit or liquidity problem with the counterparty and the recent turbulence in the financial markets highlights the importance of being aware of counterparty risk resulting from OTC derivative transactions. The Funds are subject to the risk that a party or participant to a transaction, such as a broker or derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Funds. As a result, the Funds may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Funds to greater losses in the event of a default by a counterparty.

Credit Risk

The Funds are subject to the risk that the issuer or guarantor of a debt security, or the counterparty to a derivatives contract or a loan, will fail to make timely payment of interest or principal or otherwise honor its obligations or default completely. A decline in the credit rating of an individual security held by the Funds may have an adverse impact on its price and make it difficult for the Funds to sell it. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. Credit risk is typically greater for securities with ratings that are below investment grade.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2020 (Unaudited)

Currency Risk

The Funds may have exposure to foreign currencies by making direct investments in non-U.S. currencies or in securities denominated in non-U.S. currencies, or by purchasing or selling forward currency exchange contracts in non-U.S. currencies. Foreign currencies may decline in value relative to the U.S. dollar, or, in the case of hedging positions, the U.S. dollar may decline in value relative to the currency being hedged, and thereby affect a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Funds’ investments in foreign currency denominated securities may reduce the returns of the Funds. Currency futures, forwards, options or swaps may not always work as intended, and in specific cases, the Funds may be worse off than if it had not used such instrument(s). There may not always be suitable hedging instruments available. Even where suitable hedging instruments are available, the Funds may choose to not hedge its currency risks.

Derivatives Risk

Derivatives may involve significant risk. The use of derivative instruments may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities or other instruments underlying those derivatives, including the high degree of leverage often embedded in such instruments, and potential material and prolonged deviations between the theoretical value and realizable value of a derivative. Some derivatives have the potential for unlimited loss, regardless of the size of the Funds’ initial investment. Derivatives may be illiquid and may be more volatile than other types of investments. The Funds may buy or sell derivatives not traded on an exchange and which may be subject to heightened liquidity and valuation risk. Derivative investments can increase portfolio turnover and transaction costs. Derivatives also are subject to counterparty risk and credit risk. As a result, the Funds may obtain no recovery of their investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Funds to greater losses in the event of a default by a counterparty.

Foreign Investing and Emerging Markets Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets. To the extent the Funds invest a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region. In addition, the economies and political environments of emerging market countries tend to be more unstable than those of developed countries, resulting in more volatile rates of return than the developed markets and substantially greater risk to investors. There may be very limited oversight of certain foreign banks or securities depositories that hold foreign securities and currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt. When investing in emerging markets, the risks of investing in foreign securities are heightened. Emerging markets have unique risks that are greater than, or in addition to, investing in developed markets because emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities, resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures. In addition, there may be less information available to make investment decisions and more volatile rates of return.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2020 (Unaudited)

Forward Foreign Currency Contracts Risk

Forward foreign currency contracts, including non-deliverable forwards, are derivative instruments pursuant to a contract with a counterparty to pay a fixed price for an agreed amount of securities or other underlying assets at an agreed date or to buy or sell a specific currency at a future date at a price set at the time of the contract. The use of forward foreign currency contracts may expose the Funds to additional risks that it would not be subject to if it invested directly in the securities or currencies underlying the forward foreign currency contract.

High Portfolio Turnover Risk

Portfolio turnover is a measure of the Fund’s trading activity over a one-year period. A portfolio turnover rate of 100% would indicate that the Fund sold and replaced the entire value of its securities holdings during the period. High portfolio turnover could increase the Fund’s transaction costs because of increased broker commissions resulting from such transactions. These costs are not reflected in the Fund’s annual operating expenses or in the expense example, but they can have a negative impact on performance. Frequent trading by the Fund could also result in increased realized net capital gains, distributions of which are taxable to the Fund’s shareholders (including net short-term capital gain distributions, which are taxable to them as ordinary income).

High-Yield Bond Risk

Lower-rated securities are subject to certain risks that may not be present with investments in higher-grade securities. Investors should consider carefully their ability to assume the risks associated with lower-rated securities before investing in the Fund. The lower rating of certain high yielding corporate income securities reflects a greater possibility that the financial condition of the issuer or adverse changes in general economic conditions may impair the ability of the issuer to pay income and principal. Changes by rating agencies in their ratings of a fixed income security also may affect the value of these investments. However, allocating investments in the Fund among securities of different issuers should reduce the risks of owning any such securities separately. The prices of these high yielding securities tend to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments. During economic downturns or periods of rising interest rates, highly leveraged issuers may experience financial stress that adversely affects their ability to service principal and interest payment obligations, to meet projected business goals or to obtain additional financing, and the markets for their securities may be more volatile. If an issuer defaults, the Fund may incur additional expenses to seek recovery. Additionally, accruals of interest income for the Fund may have to be adjusted in the event of default. In the event of an issuer’s default, the Fund may write off prior income accruals for that issuer, resulting in a reduction in the Fund’s current dividend payment. Frequently, the higher yields of high-yielding securities may not reflect the value of the income stream that holders of such securities may expect, but rather the risk that such securities may lose a substantial portion of their value as a result of their issuer’s financial restructuring or default. Additionally, an economic downturn or an increase in interest rates could have a negative effect on the high-yield securities market and on the market value of the high-yield securities held by the Fund, as well as on the ability of the issuers of such securities to repay principal and interest on their borrowings.

Illiquid and Restricted Securities Risk

Securities not registered in the U.S. under the Securities Act, including Rule 144A securities, are restricted as to their resale. Such securities may not be listed on an exchange and may have no active trading market. They may be more difficult to purchase or sell at an advantageous time or price because such securities may not be readily marketable in broad public markets. The Funds may not be able to sell a restricted security when the sub-advisor considers it desirable to do so and/or may have to sell the security at a lower price than the Funds believe is its fair market value. In addition, transaction costs may be higher for restricted securities and the Funds may receive only limited information regarding the issuer of a restricted security. The Funds may have to bear the expense of registering restricted securities for resale and the risk of substantial delays in effecting the registration.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2020 (Unaudited)

Interest Rate Risk

Investments in fixed-income securities or derivatives that are influenced by interest rates are subject to interest rate risk. The value of the Funds’ fixed-income investments typically will fall when interest rates rise. The Funds may be particularly sensitive to changes in interest rates if it invests in debt securities with intermediate and long terms to maturity. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations. For example, if a bond has a duration of four years, a 1% increase in interest rates could be expected to result in a 4% decrease in the value of the bond. Yields of debt securities will fluctuate over time. As of the date of this Prospectus, interest rates are historically low. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns. Certain European countries and Japan have recently experienced negative interest rates on deposits and debt securities have traded at negative yields. Negative interest rates may become more prevalent among non-U.S. issuers, and potentially within the United States. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates. To the extent the Fund holds an investment with a negative interest rate to maturity, the Fund would generate a negative return on that investment. Conversely, in the future, interest rates may rise significantly and/or rapidly, potentially resulting in substantial losses to the Fund.

LIBOR Risk

The Fund’s investments, payment obligations and financing terms may be based on floating rates, such as ICE LIBOR (“LIBOR”), Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). These Reference Rates are generally intended to represent the rate at which contributing banks may obtain short-term borrowings from each other within certain financial markets. Arrangements are underway to phase out the use of LIBOR by the end of 2021. These arrangements and any additional regulatory or market changes may have an adverse impact on the Fund or its investments, including increased volatility or illiquidity in markets for instruments that rely on LIBOR.

There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund and the financial markets generally. The transition process, or the failure of an industry to transition, could lead to increased volatility and illiquidity in markets for instruments that currently rely on LIBOR to determine interest rates and a reduction in the values of some LIBOR-based investments, all of which would impact the Fund. At this time, it is not possible to completely identify or predict the effect of any transition, establishment of alternative Reference Rates or other reforms to Reference Rates that may be enacted in the UK or elsewhere. In addition, any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect the Fund’s performance and/or NAV.

Liquidity Risk

When there is little or no active trading market for a specific type of security it can become more difficult to purchase or sell the securities at or near their perceived value. During such periods, certain investments held by the Funds may be difficult to sell or other investments may be difficult to purchase at favorable times or prices. As a result, the Funds may have to lower the price on certain securities that it is trying to sell, sell other securities instead or forgo an investment opportunity, any of which could have a negative effect on Fund management or performance. Redemptions by a few large investors in the Funds at such times may have a significant adverse effect on the Fund’s NAV per share and remaining Fund shareholders. In addition, the market-making capacity of dealers in certain types of securities has been reduced in recent years, in part as a result of structural and regulatory changes, such as fewer proprietary trading desks and increased regulatory capital requirements for broker-dealers. Further, many broker-dealers have reduced their inventory of certain debt securities. This could negatively affect the Fund’s ability to buy or sell debt securities and increase the related volatility and trading costs. The Fund may lose money if it is forced to sell certain investments at unfavorable prices to meet redemption requests or other cash needs.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2020 (Unaudited)

Market Risk

The Funds are subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect a Fund’s performance. Equity securities generally have greater price volatility than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods. Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Market Timing Risk

Because the Funds invest in foreign securities, they are particularly subject to the risk of market timing activities. Frequent trading by Fund shareholders poses risks to other shareholders in the Funds, including (i) the dilution of the Funds’ NAV, (ii) an increase in the Funds’ expenses, and (iii) interference with the portfolio manager’s ability to execute efficient investment strategies. Because of specific securities in which the Funds may invest, it could be subject to the risk of market timing activities by shareholders. Some examples of these types of securities are high-yield and foreign securities. The limited trading activity of some high-yield securities may result in market prices that do not reflect the true market value of these securities. The Funds generally prices foreign securities using their closing prices from the foreign markets in which they trade, typically prior to the Funds’ calculation of its NAV. These prices may be affected by events that occur after the close of a foreign market but before the Funds price its shares. In such instances, the Funds may fair value high yield and foreign securities. However, some investors may engage in frequent short-term trading in the Funds to take advantage of any price differentials that may be reflected in the NAV of the Funds’ shares. While the Manager monitors trading in the Funds, there is no guarantee that it can detect all market timing activities.

Non-Diversification Risk

The American Beacon TwentyFour Short Term Bond Fund is non-diversified, which means the Fund may focus its investments in the securities of a comparatively small number of issuers. Investments in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if assets were diversified among the securities of a greater number of issuers.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2020 (Unaudited)

Other Investment Companies Risk

The Funds may invest in shares of other registered investment companies, including money market funds, ETFs and business development companies (“BDCs”). To the extent that the Funds invest in shares of other registered investment companies, the Funds will indirectly bear the fees and expenses, including for example, advisory and administrative fees, charged by those investment companies in addition to the Funds’ direct fees and expenses and will be subject to the risks associated with investments in those companies. For example, the Funds’ investments in money market funds are subject to interest rate risk, credit risk, and market risk. The Funds must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of the Funds’ investment may decline, adversely affecting the Funds’ performance. ETFs are subject to the following risks that do not apply to conventional funds: (1) the market price of an ETF’s shares may trade at a discount or premium to its NAV; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. An ETF that tracks an index may not precisely replicate the returns of its benchmark index. To the extent the Funds invest in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, the Funds are subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject. ETFs have expenses associated with their operation, typically including advisory fees. BDCs generally invest in small developing companies, private companies, and thinly traded securities of public companies, and many debt instruments in which a BDC may invest may not be rated by a credit rating agency and may be below investment grade quality. The Funds’ investments in BDCs may be subject to certain additional risks, including competition for limited investment opportunities, the liquidity of a BDC’s investments, uncertainty as to the value of a BDC’s investments, risks associated with access to capital and leverage, and reliance on the management of a BDC.

Recent Market Events Risk

An outbreak of infectious respiratory illness caused by a novel coronavirus, known as COVID-19, was first detected in China in December 2019 and has subsequently spread globally. The transmission of COVID-19 and efforts to contain its spread have resulted, and may continue to result, in significant disruptions to business operations, widespread business closures and layoffs, travel restrictions and closed borders, prolonged quarantines and stay-at-home orders, disruption of and delays in healthcare service preparation and delivery, service and event changes, and lower consumer demand, as well as general concern and uncertainty that has negatively affected the global economy. The impact of the COVID-19 pandemic may last for an extended period of time and may result in a sustained economic downturn or recession. The U.S. Federal Reserve and the U.S. federal government have taken numerous measures to address the economic impact of the COVID-19 pandemic and stimulate the U.S. economy. The ultimate effects of these and other efforts that may be taken may not be known for some time. The Federal Reserve has spent hundreds of billions of dollars to keep credit flowing through short-term money markets and has signaled that it plans to maintain its interventions at an elevated level. Amid these ongoing efforts, concerns about the markets’ dependence on the Federal Reserve’s provision of liquidity have grown. The U.S. government has reduced the federal corporate income tax rate, and future legislative, regulatory and policy changes may result in more restrictions on international trade, less stringent prudential regulation of certain players in the financial markets, and significant new investments in infrastructure and national defense. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. A rise in protectionist trade policies, slowing global economic growth, risks associated with the United Kingdom’s departure from the European Union on January 31, 2020, commonly referred to as “Brexit,” and trade agreement negotiations during the transition period, the risks associated with ongoing trade negotiations with China, the possibility of changes to some international trade agreements, tensions or open conflict between nations, or political or economic dysfunction within some nations that are major producers of oil could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time. Economists and others have expressed increasing concern about the potential effects of global climate change on property and security

American Beacon FundsSM

Notes to Financial Statements

December 31, 2020 (Unaudited)

values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

Sector Risk

When the Funds focus their investments in certain sectors of the economy, their performance may be driven largely by sector performance and could fluctuate more widely than if the Funds were invested more evenly across sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. As the Funds’ portfolio changes over time, the Funds’ exposure to a particular sector may become higher or lower.

Short Position Risk

The SSI Alternative Income Fund’s short positions are subject to special risks. A short sale is effected by selling a security that the Fund does not own, or selling a security that the Fund owns but that it does not deliver upon consummation of the sale. In order to make delivery to the buyer of a security sold short, the Fund must borrow the security. In so doing, it incurs the obligation to replace that security, whatever its price may be, at the time it is required to deliver it to the lender. The Fund must also pay to the lender of the security any dividends or interest payable on the security during the borrowing period and may have to pay a premium to borrow the security. This obligation must, unless the Fund then owns or has the right to obtain, without payment, securities identical to those sold short, be collateralized by a deposit of cash or marketable securities with the lender. Short selling is subject to a theoretically unlimited risk of loss because there is no limit on how much the price of a security may appreciate before the short position is closed out. There can be no assurance that the securities necessary to cover the short position will be available for purchase by the Fund. In addition, purchasing securities to close out the short position can itself cause the price of the relevant securities to rise further, thereby increasing any loss incurred by the Fund. Furthermore, the Fund may be forced to close out a short position prematurely if a counterparty from which the Fund borrowed securities demands their return, resulting in a loss on what might otherwise have been a profitable position. The Fund may also enter into a short position through a forward commitment or via an option, futures contract or swap agreement. If the price of the security or derivative has increased during the time the Fund holds the short position, then the Fund will incur a loss equal to the increase in price from the time that the short position was entered into plus any premiums and interest paid to the third party. Therefore, short positions involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. The Fund’s losses are potentially unlimited in a short position because the price appreciation of the security that the Fund is required to purchase is unlimited. In addition, because the Fund may invest the proceeds of a short sale, the Fund may be subject to the effect of leverage, in that it amplifies changes in the Fund’s NAV since it increases the exposure of the Fund to the market. If such instruments are traded OTC, the Fund is subject to the risk that the counterparty may fail to honor its contract terms, causing a loss to the Fund.

Sovereign and Quasi Sovereign Debt Risk

An investment in sovereign and quasi-sovereign debt obligations involves special risks not present in corporate debt obligations. Sovereign and quasi-sovereign debt securities are issued or guaranteed by a sovereign government or entity affiliated with or backed by a sovereign government. The issuer of the sovereign or quasi-sovereign debt that controls the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. In addition, these investments are subject to risk of payment delays or defaults due to (1) country cash flow problems, (2) insufficient foreign currency reserves, (3) political considerations, (4) large debt positions relative to the country’s economy, (5) policies toward foreign lenders or investors, (6) the failure to implement economic reforms required by the International Monetary Fund or other multilateral agencies, or (7) an inability or unwillingness to repay debts. It may be particularly difficult to enforce the rights of debt holders in frontier and emerging markets.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2020 (Unaudited)

A governmental entity that defaults on an obligation may request additional time in which to pay or receive further loans or may seek to restructure its obligations to reduce interest rates or outstanding principal. There is no legal process for collecting sovereign and quasi-sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. Sovereign and quasi-sovereign debt risk is increased for emerging and frontier markets issuers, which are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt. Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis, which has led to defaults and the restructuring of certain indebtedness.

U.S. Government Securities and Government-Sponsored Enterprises Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Additionally, circumstances could arise that would prevent the payment of interest or principal. This could result in losses to the Fund. Investments in government-sponsored enterprises are debt obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association (‘‘Ginnie Mae’’); (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal Home Loan Bank and the Federal Farm Credit Banks; (iii) supported by the discretionary authority of the U.S. Government to purchase the agency obligations, such as those of Fannie Mae and Freddie Mac or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, to the extent the Funds hold securities of such issuers, it might not be able to recover its investment from the U.S. Government.

Valuation Risk

This is the risk that a Fund has valued a security at a price different from the price at which it can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid and for securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market conditions make it difficult to value certain investments, a Fund may value these investments using more subjective methods, such as fair-value methodologies. Investors who purchase or redeem Fund shares on days when a Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received if the Fund had not fair-valued the securities or had used a different valuation methodology. The value of foreign securities, certain fixed-income securities and currencies, as applicable, may be materially affected by events after the close of the markets on which they are traded, but before a Fund determines its NAV. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third-party service providers, such as pricing services or accounting agents.

Variable and Floating Rate Securities Risk

The coupons on certain fixed income securities in which a Fund may invest are not fixed and may fluctuate based upon changes in market rates. The coupon on a floating rate security is generally based on an interest rate such as a money-market index, LIBOR or a Treasury bill rate. Such securities are subject to interest rate risk and may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons. As short-term interest rates decline, the coupons on variable and floating rate securities typically decrease. Alternatively, during periods of rising interest rates, changes in the coupons of variable and floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of variable and floating rate securities

American Beacon FundsSM

Notes to Financial Statements

December 31, 2020 (Unaudited)

may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Conversely, variable and floating rate securities will not generally increase in value if interest rates decline. Variable and floating rate securities are less effective at locking in a particular yield and are subject to credit risk.

7.   Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended June 30, 2020 for SSI Alternative Income and TwentyFour Strategic Income and the tax year ended June 30, 2020 for TwentyFour Short Term Bond remain subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of December 31, 2020, the tax cost for each Fund and their respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
SSI Alternative Income	$182,744,221	$27,294,179	$(20,899,586)	$6,394,593
TwentyFour Short Term Bond	9,404,221	904,193	(229,310)	674,883
TwentyFour Strategic Income	161,486,476	13,483,249	(1,992,957)	11,490,292

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of June 30, 2020, the Funds had the following post RIC MOD capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
SSI Alternative Income	$-	$1,405,836
TwentyFour Short Term Bond	17,697	-
TwentyFour Strategic Income	6,161,472	10,172,759

American Beacon FundsSM

Notes to Financial Statements

December 31, 2020 (Unaudited)

8.  Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended December 31, 2020 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Purchases of U.S. Government Securities	Sales (non-U.S. Government Securities)	Sales of U.S. Government Securities
SSI Alternative Income	$101,584,433	$-	$93,770,978	$-
TwentyFour Short Term Bond	2,083,645	-	2,162,952	279,404
TwentyFour Strategic Income	66,098,956	22,587,362	29,920,285	24,351,950

A summary of the Funds’ transactions in the USG Select Fund for the period ended December 31, 2020 were as follows:

Fund	Type of Transaction	June 30, 2020 Shares/Fair Value	Purchases	Sales	December 31, 2020 Shares/Fair Value
SSI Alternative Income	Direct	$12,005,454	$113,994,757	$97,287,667	$28,712,544
TwentyFour Strategic Income	Direct	3,772,150	59,402,051	57,651,022	5,523,179

9.  Borrowing Arrangements

Effective November 12, 2020 (the “Effective Date”), the Funds, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $150 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed. Each of the Participating Funds paid a proportional amount of a closing fee of $100,000 on the Effective Date and a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 11, 2021, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

On the Effective Date, the Funds, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $50 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (”OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed on each outstanding loan. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 11, 2021 unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Loan expense” on the Statements of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended December 31, 2020, the Funds did not utilize this facility.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2020 (Unaudited)

10.  Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds:

	R5 ClassA
	Six Months Ended December 31, 2020		Year Ended June 30, 2020
	(unaudited)
SSI Alternative Income Fund	Shares	Amount	Shares		Amount
Shares sold	-	$-	-		$-
Reinvestment of dividends	-	-	-		-
Shares redeemed	-	-	-		-

Net increase in shares outstanding	-	$-	-		$-

	Y Class
	Six Months Ended December 31, 2020		Year Ended June 30, 2020
	(unaudited)
SSI Alternative Income Fund	Shares	Amount	Shares		Amount
Shares sold	8,129,328	$88,596,689	1,730,048		$17,578,607
Reinvestment of dividends	445,409	4,736,909	509,524		5,161,481
Shares redeemed	(3,478,398)	(36,043,325)	(10,610,031)		(107,430,017)

Net increase (decrease) in shares outstanding	5,096,339	$57,290,273	(8,370,459)		$(84,689,929)

	Investor Class
	Six Months Ended December 31, 2020		Year Ended June 30, 2020
	(unaudited)
SSI Alternative Income Fund	Shares	Amount	Shares		Amount
Shares sold	390,844	$4,200,065	24,671		$252,030
Reinvestment of dividends	2,962	31,479	3,056		30,964
Shares redeemed	(104,648)	(1,109,191)	(34,864)		(350,905)

Net increase (decrease) in shares outstanding	289,158	$3,122,353	(7,137)		$(67,911)

	Y Class
	Six Months Ended December 31, 2020		February 18, 2020B to June 30, 2020
	(unaudited)
TwentyFour Short Term Bond Fund	Shares	Amount	Shares		Amount
Shares sold	7,100	$71,000	5,056	C	$50,000	C
Reinvestment of dividends	85	844	15		154
Shares redeemed	(7,171)	(71,835)	-		-

Net increase in shares outstanding	14	$9	5,071		$50,154

	A Class
	Six Months Ended December 31, 2020		February 18, 2020B to June 30, 2020
	(unaudited)
TwentyFour Short Term Bond Fund	Shares	Amount	Shares		Amount
Shares sold	-	$-	31,146	C	$304,331	C
Reinvestment of dividends	154	1,535	19		183
Shares redeemed	(822)	(8,191)	(20,345)		(198,770)

Net increase (decrease) in shares outstanding	(668)	$(6,656)	10,820		$105,744

American Beacon FundsSM

Notes to Financial Statements

December 31, 2020 (Unaudited)

	C Class
	Six Months Ended December 31, 2020		February 18, 2020B to June 30, 2020
	(unaudited)
TwentyFour Short Term Bond Fund	Shares	Amount	Shares		Amount
Shares sold	758	$7,500	15,757	C	$152,906	C
Reinvestment of dividends	213	2,112	73		717
Shares redeemed	(13,457)	(133,885)	(58)		(563)

Net increase (decrease) in shares outstanding	(12,486)	$(124,273)	15,772		$153,060

	R6 Class
	Six Months Ended December 31, 2020		February 18, 2020B to June 30, 2020
	(unaudited)
TwentyFour Short Term Bond Fund	Shares	Amount	Shares		Amount
Shares sold	-	$-	–	C$	–	C
Reinvestment of dividends	-	-	1,501		14,938
Shares redeemed	-	-	-		-

Net increase in shares outstanding	-	$-	1,501		$14,938

	R5 ClassA
	Six Months Ended December 31, 2020		Year Ended June 30, 2020
	(unaudited)
TwentyFour Strategic Income Fund	Shares	Amount	Shares		Amount
Shares sold	239,410	$2,530,924	241,527		$2,457,747
Reinvestment of dividends	21,205	223,670	30,305		309,065
Shares redeemed	(178,920)	(1,910,759)	(191,620)		(1,923,831)

Net increase in shares outstanding	81,695	$843,835	80,212		$842,981

	Y Class
	Six Months Ended December 31, 2020		Year Ended June 30, 2020
	(unaudited)
TwentyFour Strategic Income Fund	Shares	Amount	Shares		Amount
Shares sold	4,261,218	$44,869,815	7,952,007		$80,935,936
Reinvestment of dividends	217,595	2,290,818	206,610		2,097,842
Shares redeemed	(1,443,592)	(15,328,487)	(3,210,211)		(31,881,783)

Net increase in shares outstanding	3,035,221	$31,832,146	4,948,406		$51,151,995

	Investor Class
	Six Months Ended December 31, 2020		Year Ended June 30, 2020
	(unaudited)
TwentyFour Strategic Income Fund	Shares	Amount	Shares		Amount
Shares sold	809,600	$8,613,963	1,587,564		$16,094,764
Reinvestment of dividends	28,657	298,795	26,607		266,794
Shares redeemed	(428,143)	(4,464,828)	(305,771)		(2,965,629)

Net increase in shares outstanding	410,114	$4,447,930	1,308,400		$13,395,929

	A Class
	Six Months Ended December 31, 2020		Year Ended June 30, 2020
	(unaudited)
TwentyFour Strategic Income Fund	Shares	Amount	Shares		Amount
Shares sold	134,157	$1,411,600	365,466		$3,656,302
Reinvestment of dividends	10,271	107,322	20,869		211,883
Shares redeemed	(58,863)	(609,425)	(490,246)		(4,832,032)

Net increase (decrease) in shares outstanding	85,565	$909,497	(103,911)		$(963,847)

American Beacon FundsSM

Notes to Financial Statements

December 31, 2020 (Unaudited)

	C Class
	Six Months Ended December 31, 2020		Year Ended June 30, 2020
	(unaudited)
TwentyFour Strategic Income Fund	Shares	Amount	Shares	Amount
Shares sold	296,144	$3,111,187	360,007	$3,560,420
Reinvestment of dividends	8,024	83,650	6,105	61,337
Shares redeemed	(46,524)	(483,547)	(62,359)	(624,051)

Net increase in shares outstanding	257,644	$2,711,290	303,753	$2,997,706

	Ultra Class
	Six Months Ended December 31, 2020		Year Ended June 30, 2020
	(unaudited)
TwentyFour Strategic Income Fund	Shares	Amount	Shares	Amount
Shares sold	-	$-	-	$-
Reinvestment of dividends	-	-	-	-
Shares redeemed	(9,600)	(102,047)	(944,583)	(9,748,000)

Net (decrease) in shares outstanding	(9,600)	$(102,047)	(944,583)	$(9,748,000)

A Formerly known as Institutional Class.

B Commencement of operations.

C Seed capital was received on February 18, 2020 in the amount of $100,000 for the Y Class, $100,000 for the A Class, $100,000 for the C Class and $9,700,000 for the R6 Class. As a result, shares were issued in the amount of 10,000 for the Y Class, 10,000 for the A Class, 10,000 for the C Class and 970,000 for the R6 Class.

11.  Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

American Beacon SSI Alternative Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended December 31, 2020		Year Ended June 30, 2020		May 20, 2019B to June 30, 2019#

	(unaudited)
Net asset value, beginning of period	$10.15		$10.27		$10.17

Income from investment operations:
Net investment income	0.10		0.19		0.03
Net gains on investments (both realized and unrealized)	0.93		0.06		0.07

Total income from investment operations	1.03		0.25		0.10

Less distributions:
Dividends from net investment income	(0.26)		(0.37)		-
Distributions from net realized gains	(0.08)		-		-

Total distributions	(0.34)		(0.37)		-

Net asset value, end of period	$10.84		$10.15		$10.27

Total returnC	10.18	%D	2.49%		0.98	%D

Ratios and supplemental data:
Net assets, end of period	$106,553		$99,760		$100,976
Ratios to average net assets:
Expenses, before reimbursements	1.97	%E	4.90%		2.76	%E
Expenses, net of reimbursements	1.89	%E F	2.19	%F	1.83	%E F
Net investment income (loss), before expense reimbursements	1.74	%E	(0.81)%		1.41	%E
Net investment income, net of reimbursements	1.82	%E	1.90%		2.34	%E
Portfolio turnover rate	113	%D	242%		20	%D

#	Fiscal year end changed from March 31 to June 30.
A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	Commencement of operations.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F

Includes non-operating expenses consisting of prime broker fees, dividends and interest expense from securities sold short. The Expenses, net of reimbursements, excluding non-operating expenses is 1.49%, 1.49% and 1.49% for the period ended December 31, 2020, year ended June 30, 2020 and period ended June 30, 2019, respectively.

See accompanying notes

American Beacon SSI Alternative Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y ClassA
	Six Months Ended December 31,		Year Ended June 30,		April 1, 2019 to June 30,		Year Ended March 31,

	2020		2020		2019#		2019		2018		2017		2016

	(unaudited)
Net asset value, beginning of period	$10.14		$10.27		$10.12		$10.04		$9.90		$9.33		$9.94

Income (loss) from investment operations:
Net investment income	0.10		0.19		0.08		0.20	B	0.19	B	0.21	B	0.20	B
Net gains (losses) on investments (both realized and unrealized)	0.93		0.05		0.07		0.07		0.13		0.49		(0.51)

Total income (loss) from investment operations	1.03		0.24		0.15		0.27		0.32		0.70		(0.31)

Less distributions:
Dividends from net investment income	(0.26)		(0.37)		-		(0.19)		(0.18)		(0.13)		(0.30)
Distributions from net realized gains	(0.08)		-		-		-		-		-		-

Total distributions	(0.34)		(0.37)		-		(0.19)		(0.18)		(0.13)		(0.30)

Net asset value, end of period	$10.83		$10.14		$10.27		$10.12		$10.04		$9.90		$9.33

Total return	10.18	%D	2.35%		1.48	%CD	2.71	%E	3.28	%E	7.54	%E	(3.19	)%E

Ratios and supplemental data:
Net assets, end of period	$204,274,512		$139,609,314		$227,279,618		$279,429,760		$281,239,955		$295,950,357		$263,248,666
Ratios to average net assets:
Expenses, before reimbursements	2.03	%G	2.32%		2.14	%G	1.79	%F	1.76	%F	2.06	%F	2.10	%F
Expenses, net of reimbursements	1.96	%G H	2.27	%H	1.71	%G H	1.79	%F	1.76	%F	2.06	%F	2.09	%F
Net investment income, before expense reimbursements	1.65	%G	1.81%		1.81	%G	1.99%		1.85%		2.12%		2.04%
Net investment income, net of reimbursements	1.72	%G	1.86%		2.24	%G	1.99%		1.85%		2.12%		2.05%
Portfolio turnover rate	113	%D	242%		20	%D	76%		52%		54%		66%

#	Fiscal year end changed from March 31 to June 30.
A	On May 17, 2019, Class I was re-designated as Y Class.
B	Based on average shares outstanding for the period.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E

Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that shareholder would pay on Fund distributions or the redemption of Fund shares.

F

If interest expense, dividends on securities sold short and shareholder servicing fees had been excluded, the expense ratios would have been lowered by 0.30%, 0.27%, 0.57%, 0.60%, and 0.62% for the periods ended March 31, respectively.

G	Annualized.
H

Includes non-operating expenses consisting of prime broker fees, dividends and interest expense from securities sold short. The Expenses, net of reimbursements, excluding non-operating expenses is 1.56%, 1.56% and 1.54% for the period ended December 31, 2020, year ended June 30, 2020 and period ended June 30, 2019, respectively.

See accompanying notes

American Beacon SSI Alternative Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor ClassA
	Six Months Ended December 31,		Year Ended June 30,		April 1, 2019 to June 30,		Year Ended March 31,

	2020		2020		2019#		2019		2018		2017		2016

	(unaudited)
Net asset value, beginning of period	$10.13		$10.27		$10.13		$10.04		$9.90		$9.32		$9.93

Income (loss) from investment operations:
Net investment income	0.10		0.17		0.03		0.17	B	0.16	B	0.18	B	0.17	B
Net gains (losses) on investments (both realized and unrealized)	0.92		0.04		0.11		0.07		0.13		0.50		(0.51)

Total income (loss) from investment operations	1.02		0.21		0.14		0.24		0.29		0.68		(0.34)

Less distributions:
Dividends from net investment income	(0.24)		(0.35)		-		(0.15)		(0.15)		(0.10)		(0.27)
Distributions from net realized gains	(0.08)		-		-		-		-		-		-

Total distributions	(0.32)		(0.35)		-		(0.15)		(0.15)		(0.10)		(0.27)

Net asset value, end of period	$10.83		$10.13		$10.27		$10.13		$10.04		$9.90		$9.32

Total return	10.08	%D	2.07%		1.38	%CD	2.47	%E	2.99	%E	7.33	%E	(3.51	)%E

Ratios and supplemental data:
Net assets, end of period	$4,051,464		$862,020		$946,784		$856,300		$1,256,917		$4,639,463		$6,669,496
Ratios to average net assets:
Expenses, before reimbursements	2.49	%G	2.97%		2.39	%G	2.04	%F	2.01	%F	2.31	%F	2.35	%F
Expenses, net of reimbursements	2.20	%G H	2.52	%H	1.98	%G H	2.04	%F	2.01	%F	2.31	%F	2.34	%F
Net investment income, before expense reimbursements	1.23	%G	1.13%		1.62	%G	1.74%		1.60%		1.87%		1.79%
Net investment income, net of reimbursements	1.52	%G	1.58%		2.04	%G	1.74%		1.60%		1.87%		1.80%
Portfolio turnover rate	113	%D	242%		20	%D	76%		52%		54%		66%

#	Fiscal year end changed from March 31 to June 30.
A	On May 17, 2019, Class A was re-designated as Investor Class.
B	Based on average shares outstanding for the period.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E

Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $50,000 or more. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

F

If interest expense, dividends on securities sold short and shareholder servicing fees had been excluded, the expense ratios would have been lowered by 0.30%, 0.27%, 0.57%, 0.60%, and 0.62% for the periods ended March 31, respectively.

G	Annualized.
H

Includes non-operating expenses consisting of prime broker, dividends and interest expense from securities sold short. The Expenses, net of reimbursements, excluding non-operating expenses is 1.81%, 1.81% and 1.81% for the period ended December 31, 2020, year ended June 30, 2020 and period ended June 30, 2019, respectively.

See accompanying notes

American Beacon TwentyFour Short Term Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended December 31, 2020		February 18, 2020A to June 30, 2020

	(unaudited)
Net asset value, beginning of period	$9.92		$10.00

Income (loss) from investment operations:
Net investment income	0.06		0.05
Net gains (losses) on investments (both realized and unrealized)	0.23		(0.06)

Total income (loss) from investment operations	0.29		(0.01)

Less distributions:
Dividends from net investment income	(0.15)		(0.07)

Net asset value, end of period	$10.06		$9.92

Total returnB	2.94	%C	(0.09	)%C

Ratios and supplemental data:
Net assets, end of period	$151,727		$149,445
Ratios to average net assets:
Expenses, before reimbursements	6.79	%D	11.60	%D E
Expenses, net of reimbursements	0.57	%D	0.57	%D
Net investment (loss), before expense reimbursements	(4.98	)%D	(9.96	)%D E
Net investment income, net of reimbursements	1.24	%D	1.07	%D
Portfolio turnover rate	23	%C	7	%C

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Includes non-recurring organization and offering costs.

See accompanying notes

American Beacon TwentyFour Short Term Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended December 31, 2020		February 18, 2020A to June 30, 2020

	(unaudited)
Net asset value, beginning of period	$9.91		$10.00

Income (loss) from investment operations:
Net investment income	0.05		0.05
Net gains (losses) on investments (both realized and unrealized)	0.23		(0.07)

Total income (loss) from investment operations	0.28		(0.02)

Less distributions:
Dividends from net investment income	(0.15)		(0.07)

Net asset value, end of period	$10.04		$9.91

Total returnB	2.84	%C	(0.19	)%C

Ratios and supplemental data:
Net assets, end of period	$202,238		$206,227
Ratios to average net assets:
Expenses, before reimbursements	6.72	%D	10.25	%D E
Expenses, net of reimbursements	0.87	%D	0.87	%D
Net investment (loss), before expense reimbursements	(4.90	)%D	(8.59	)%D E
Net investment income, net of reimbursements	0.95	%D	0.79	%D
Portfolio turnover rate	23	%C	7	%C

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Includes non-recurring organization and offering costs.

See accompanying notes

American Beacon TwentyFour Short Term Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended December 31, 2020		February 18, 2020A to June 30, 2020

	(unaudited)
Net asset value, beginning of period	$9.87		$10.00

Income (loss) from investment operations:
Net investment income	0.01	B	0.02
Net gains (losses) on investments (both realized and unrealized)	0.23		(0.08)

Total income (loss) from investment operations	0.24		(0.06)

Less distributions:
Dividends from net investment income	(0.15)		(0.07)

Net asset value, end of period	$9.96		$9.87

Total returnC	2.44	%D	(0.59	)%D

Ratios and supplemental data:
Net assets, end of period	$132,380		$254,319
Ratios to average net assets:
Expenses, before reimbursements	7.25	%E	10.34	%E F
Expenses, net of reimbursements	1.62	%E	1.62	%E
Net investment (loss), before expense reimbursements	(5.45	)%E	(8.62	)%E F
Net investment income, net of reimbursements	0.18	%E	0.10	%E
Portfolio turnover rate	23	%D	7	%D

A	Commencement of operations.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Includes non-recurring organization and offering costs.

See accompanying notes

American Beacon TwentyFour Short Term Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Six Months Ended December 31, 2020		February 18, 2020A to June 30, 2020

	(unaudited)
Net asset value, beginning of period	$9.92		$10.00

Income from investment operations:
Net investment income	0.07		0.04
Net gains (losses) on investments (both realized and unrealized)	0.23		(0.05)

Total income (loss) from investment operations	0.30		(0.01)

Less distributions:
Dividends from net investment income	(0.15)		(0.07)

Net asset value, end of period	$10.07		$9.92

Total returnB	3.04	%C	(0.09	)%C

Ratios and supplemental data:
Net assets, end of period	$9,785,511		$9,638,229
Ratios to average net assets:
Expenses, before reimbursements	5.33	%D	6.83	%D E
Expenses, net of reimbursements	0.47	%D	0.47	%D
Net investment (loss), before expense reimbursements	(3.51	)%D	(5.20	)%D E
Net investment income, net of reimbursements	1.36	%D	1.16	%D
Portfolio turnover rate	23	%C	7	%C

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Includes non-recurring organization and offering costs.

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended December 31,		Year Ended June 30,				April 3, 2017B to June 30,

	2020		2020	2019		2018	2017

	(unaudited)
Net asset value, beginning of period	$10.27		$10.24	$10.07		$10.17	$10.00

Income (loss) from investment operations:
Net investment income	0.22		0.35	0.43	C	0.44	0.20
Net gains (losses) on investments (both realized and unrealized)	0.62		0.03	0.27		(0.09)	0.06

Total income (loss) from investment operations	0.84		0.38	0.70		0.35	0.26

Less distributions:
Dividends from net investment income	(0.22)		(0.35)	(0.52)		(0.45)	-
Distributions from net realized gains	-		-	(0.01)		-	-
Tax return of capitalD	-		-	-		-	(0.09)

Total distributions	(0.22)		(0.35)	(0.53)		(0.45)	(0.09)

Net asset value, end of period	$10.89		$10.27	$10.24		$10.07	$10.17

Total returnE	8.24	%F	3.81%	7.27%		3.49%	2.58	%F

Ratios and supplemental data:
Net assets, end of period	$11,304,199		$9,824,323	$8,968,940		$6,460,768	$102,562
Ratios to average net assets:
Expenses, before reimbursements	0.91	%G	1.01%	1.22%		1.74%	9.14	%G
Expenses, net of reimbursements	0.72	%G	0.72%	0.72%		0.72%	0.72	%G
Net investment income (loss), before expense reimbursements	3.07	%G	2.69%	3.81%		3.22%	(3.68	)%G
Net investment income, net of reimbursements	3.26	%G	2.98%	4.31%		4.24%	4.74	%G
Portfolio turnover rate	39	%F	185%	198%		135%	27	%F

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	Commencement of operations.
C	Per share amounts have been calculated using the average shares method.
D	Tax return of capital is calculated based on shares outstanding at the time of distribution.
E

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

F	Not annualized.
G	Annualized.

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended December 31,		Year Ended June 30,			April 3, 2017A to June 30,

	2020		2020	2019	2018	2017

	(unaudited)
Net asset value, beginning of period	$10.25		$10.22	$10.06	$10.16	$10.00

Income (loss) from investment operations:
Net investment income	0.19		0.37	0.42	0.46	0.11
Net gains (losses) on investments (both realized and unrealized)	0.63		0.01	0.27	(0.11)	0.14

Total income (loss) from investment operations	0.82		0.38	0.69	0.35	0.25

Less distributions:
Dividends from net investment income	(0.22)		(0.35)	(0.52)	(0.45)	-
Distributions from net realized gains	-		-	(0.01)	-	-
Tax return of capitalB	-		-	-	-	(0.09)

Total distributions	(0.22)		(0.35)	(0.53)	(0.45)	(0.09)

Net asset value, end of period	$10.85		$10.25	$10.22	$10.06	$10.16

Total returnC	8.08	%D	3.82%	7.18%	3.49%	2.48	%D

Ratios and supplemental data:
Net assets, end of period	$127,719,477		$89,459,856	$38,664,428	$22,277,957	$657,411
Ratios to average net assets:
Expenses, before reimbursements	0.96	%E	1.09%	1.42%	1.78%	7.64	%E
Expenses, net of reimbursements	0.81	%E	0.82%	0.82%	0.82%	0.82	%E
Net investment income (loss), before expense reimbursements	3.03	%E	2.58%	3.60%	3.25%	(2.94	)%E
Net investment income, net of reimbursements	3.18	%E	2.85%	4.20%	4.21%	3.88	%E
Portfolio turnover rate	39	%D	185%	198%	135%	27	%D

A	Commencement of operations.
B	Tax return of capital is calculated based on shares outstanding at the time of distribution.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended December 31,		Year Ended June 30,			April 3, 2017A to June 30,

	2020		2020	2019	2018	2017

	(unaudited)
Net asset value, beginning of period	$10.16		$10.15	$10.02	$10.16	$10.00

Income (loss) from investment operations:
Net investment income	0.17		0.44	0.38	0.43	0.14
Net gains (losses) on investments (both realized and unrealized)	0.64		(0.08)	0.27	(0.12)	0.11

Total income (loss) from investment operations	0.81		0.36	0.65	0.31	0.25

Less distributions:
Dividends from net investment income	(0.21)		(0.35)	(0.51)	(0.45)	-
Distributions from net realized gains	-		-	(0.01)	-	-
Tax return of capitalB	-		-	-	-	(0.09)

Total distributions	(0.21)		(0.35)	(0.52)	(0.45)	(0.09)

Net asset value, end of period	$10.76		$10.16	$10.15	$10.02	$10.16

Total returnC	8.03	%D	3.58%	6.84%	3.09%	2.48	%D

Ratios and supplemental data:
Net assets, end of period	$19,989,937		$14,710,345	$1,422,906	$1,271,611	$240,201
Ratios to average net assets:
Expenses, before reimbursements	1.26	%E	1.42%	1.69%	2.16%	10.00	%E
Expenses, net of reimbursements	1.09	%E	1.09%	1.09%	1.09%	1.09	%E
Net investment income (loss), before expense reimbursements	2.75	%E	2.23%	3.30%	2.89%	(4.86	)%E
Net investment income, net of reimbursements	2.92	%E	2.56%	3.90%	3.96%	4.06	%E
Portfolio turnover rate	39	%D	185%	198%	135%	27	%D

A	Commencement of operations.
B	Tax return of capital is calculated based on shares outstanding at the time of distribution.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended December 31, 2020		Year Ended June 30, 2020	October 29, 2018A to June 30, 2019

	(unaudited)
Net asset value, beginning of period	$10.16		$10.16	$9.95

Income from investment operations:
Net investment income	0.18		0.23	0.33
Net gains on investments (both realized and unrealized)	0.63		0.11	0.26

Total income from investment operations	0.81		0.34	0.59

Less distributions:
Dividends from net investment income	(0.20)		(0.34)	(0.37)
Distributions from net realized gains	-		-	(0.01)

Total distributions	(0.20)		(0.34)	(0.38)

Net asset value, end of period	$10.77		$10.16	$10.16

Total returnB	8.05	%C	3.44%	6.18	%C

Ratios and supplemental data:
Net assets, end of period	$6,449,525		$5,216,325	$6,270,835
Ratios to average net assets:
Expenses, before reimbursements	1.18	%D	1.34%	1.78	%D
Expenses, net of reimbursements	1.08	%D	1.12%	1.12	%D
Net investment income, before expense reimbursements	2.81	%D	2.35%	3.30	%D
Net investment income, net of reimbursements	2.91	%D	2.57%	3.96	%D
Portfolio turnover rate	39	%C	185%	198	%C

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended December 31, 2020		Year Ended June 30, 2020	October 29, 2018A to June 30, 2019

	(unaudited)
Net asset value, beginning of period	$10.13		$10.14	$9.95

Income (loss) from investment operations:
Net investment income	0.15		0.30	0.24
Net gains (losses) on investments (both realized and unrealized)	0.61		(0.03)	0.30

Total income (loss) from investment operations	0.76		0.27	0.54

Less distributions:
Dividends from net investment income	(0.16)		(0.28)	(0.34)
Distributions from net realized gains	-		-	(0.01)

Total distributions	(0.16)		(0.28)	(0.35)

Net asset value, end of period	$10.73		$10.13	$10.14

Total returnB	7.58	%C	2.72%	5.63	%C

Ratios and supplemental data:
Net assets, end of period	$7,782,377		$4,735,447	$1,659,229
Ratios to average net assets:
Expenses, before reimbursements	1.96	%D	2.14%	2.58	%D
Expenses, net of reimbursements	1.86	%D	1.87%	1.87	%D
Net investment income, before expense reimbursements	2.04	%D	1.57%	2.50	%D
Net investment income, net of reimbursements	2.14	%D	1.84%	3.20	%D
Portfolio turnover rate	39	%C	185%	198	%C

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Ultra Class
	Six Months Ended December 31,		Year Ended June 30,				April 3, 2017A to June 30,

	2020		2020		2019	2018	2017

	(unaudited)
Net asset value, beginning of period	$10.30		$10.25		$10.08	$10.17	$10.00

Income from investment operations:
Net investment income	5.66		0.35	B	0.44	0.47	0.21
Net gains (losses) on investments (both realized and unrealized)	(15.96)		0.05		0.26	(0.11)	0.05

Total income (loss) from investment operations	(10.30)		0.40		0.70	0.36	0.26

Less distributions:
Dividends from net investment income	-		(0.35)		(0.52)	(0.45)	-
Distributions from net realized gains	-		-		(0.01)	-	-
Tax return of capitalC	-		-		-	-	(0.09)

Total distributions	-		(0.35)		(0.53)	(0.45)	(0.09)

Net asset value, end of period	$-		$10.30		$10.25	$10.08	$10.17

Total returnE	–	%D	3.99%		7.27%	3.59%	2.58	%D

Ratios and supplemental data:
Net assets, end of period	$-		$98,911		$9,784,614	$9,114,222	$15,077,638
Ratios to average net assets:
Expenses, before reimbursements	0.89	%F	1.15%		1.32%	1.73%	4.61	%F
Expenses, net of reimbursements	0.67	%F	0.67%		0.67%	0.67%	0.69	%F
Net investment income, before expense reimbursements	3.07	%F	2.80%		3.69%	3.41%	0.84	%F
Net investment income, net of reimbursements	3.29	%F	3.28%		4.33%	4.48%	4.77	%F
Portfolio turnover rate	39	%D	185%		198%	135%	27	%D

A	Commencement of operations.
B	Per share amounts have been calculated using the average shares method.
C	Return of capital is calculated based on shares outstanding at the time of distribution.
D	Not annualized.
E

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

F	Annualized.

See accompanying notes

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Delivery of Documents

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If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-PORT as of the end of each fiscal quarter. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. The Forms N-PORT may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately sixty days after the end of each calendar quarter.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT DST Asset Manager Solutions, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon SSI Alternative Income Fund, American Beacon TwentyFour Short Term Bond Fund and American Beacon TwentyFour Strategic Income Fund are service marks of American Beacon Advisors, Inc.

SAR 12/20

ITEM 2.	CODE OF ETHICS.

The Trust adopted a code of ethics that applies to its principal executive and financial officers (the “Code”). The Trust amended its code July 6, 2020 to disclose the removal of the American Beacon Sound Point Alternative Lending Fund. The Trust did not grant any waivers to the provisions of the Code during the period covered by the shareholder reports presented in Item 1. The Code is filed herewith as Exhibit 99.CODE ETH.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Trust’s Board of Trustees has determined that Gilbert G. Alvarado and Claudia Holz, members of the Trust’s Audit and Compliance Committee, are “audit committee financial experts” as defined in Form N-CSRS. Mr. Gilbert Alvarado and Ms. Claudia Holz are “independent” as defined in Form N-CSRS.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last disclosed such procedures in Schedule 14A.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) Evaluation of Disclosure Controls and Procedures. American Beacon Funds (the “Registrant”) maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Investment Company Act of 1940, as amended (the “1940 Act”), is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and that such information is accumulated and communicated to the Registrant’s management, including the Registrant’s President (“Principal Executive Officer”) and Treasurer (“Principal Financial Officer”), as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

In accordance with Rule 30a-3 under the 1940 Act, within 90 days prior to the filing date of this report on Form N-CSR, management evaluated the effectiveness of the disclosure controls and procedures of the Registrant. Based on its evaluation, the Principal Executive Officer and Principal Financial Officer have determined that, as of December 31, 2020, the Registrant’s disclosure controls and procedures over financial reporting were effective as to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statement in accordance with generally accepted accounting principles.

Remediation of Material Weakness in Internal Control over Financial Reporting.

As of December 31, 2020, management remediated the material weakness previously identified as of June 30, 2020 with respect to the Registrant’s internal control over financial reporting of the American Beacon TwentyFour Short Term Bond Fund (the “Fund”) relating to the recording and review of the Fund’s expenses associated with its initial registration fees and expenses. Specifically, controls in place to record and review the accuracy of the Fund’s initial registration fees and expenses, professional fees and reimbursement thereof did not operate effectively. The material weakness resulted in audit adjustments to the Fund’s registration fees and expenses, professional fees, registration fees payable, prepaid expenses, net fees waived and expense (reimbursed), and receivable for expense reimbursement as of and for the year ended June 30, 2020.

The steps management took to remediate the material weakness included: i) the enhancement and redesign of the controls over the recording of initial registration fees to include a secondary review of the accuracy of the fees included in gross expenses, ii) providing additional training to team members of the Fund’s third-party provider responsible for the processing of invoices and the preparation of expenses budgets, and iii) implementation of enhanced internal controls over the approval of payments related to the initial registration fees and expenses to ensure that the allocation was made to the appropriate account.

As a result of the remediation activities, management has determined that its controls were designed appropriately and at a sufficient level of precision and have been operating effectively for a sufficient period of time, such that the material weakness previously identified as of June 30, 2020 has been remediated as of December 31, 2020.

(b) Changes in Internal Control over Financial Reporting.

The remediation activities described above were changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the 6 month period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	Filed herewith as EX-99.CODE ETH.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(3)	Not Applicable.

(b)	The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Funds

By	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President
American Beacon Funds
Date: March 5, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Gene L. Needles, Jr.	By	/s/ Melinda G. Heika
	Gene L. Needles, Jr.		Melinda G. Heika
	President		Treasurer
	American Beacon Funds		American Beacon Funds
	Date: March 5, 2021		Date: March 5, 2021